UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06114

Cavanal Hill Funds
(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-762-7085

Date of fiscal year end:  8/31

Date of reporting period:  2/29/16

Item 1. Reports to Stockholders.

CAVANAL HILL® Funds

MIDYEAR REPORT

February 29, 2016

TABLE OF CONTENTS

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

Additional Fund Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

The Cavanal Hill Funds are distributed by BOSC, Inc., a registered Broker/Dealer, member FINRA/SIPC. BOSC, Inc. is a subsidiary of BOK Financial Corporation and an affiliate of Cavanal Hill Investment Management, Inc. and BOKF, NA.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA, any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

This document may contain “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995, Section 27A of the Securities Act and Section 21E of the Securities Exchange Act. Forward-looking statements give our current expectations of forecasts of future events. They include statements regarding our anticipated future operating and financial performance. Although we believe the expectations and statements reflected in these and other forward-looking statements are reasonable, we can give no assurance they will prove to have been correct. They can be affected by inaccurate assumptions, by inaccurate information from third parties, or by known or unknown risks and uncertainties.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities

February 29, 2016
(Unaudited)

	U.S. Treasury Fund	Cash Management Fund	Tax-Free Money Market Fund
Assets:
Investments, at cost	$393,101,181	$1,222,928,189	$301,549,050
Investments, at value	393,101,181	1,222,928,189	301,549,050
Repurchase agreements, at value/cost	765,800,000	545,000,000	—
Total Investments	1,158,901,181	1,767,928,189	301,549,050
Cash	300,000	6,474	—
Interest and dividends receivable	422,411	106,845	92,954
Receivable for capital shares reinvested	3	773	—
Receivable from fees waived or reimbursed	—	152,208	16,404
Prepaid expenses and other assets	49,250	128,603	13,123
Total Assets	1,159,672,845	1,768,323,092	301,671,531

Liabilities:
Distributions payable	12,860	53,317	—
Accrued expenses and other payables:
Investment advisory fees	57,370	72,337	—
Administration fees	57,365	72,332	—
Distribution fees	90,634	100,257	—
Custodian fees	11,465	14,706	—
Trustee fees	1,935	—	1,162
Fund accounting and compliance fees	6,835	3,723	2,497
Transfer agent fees	16,746	—	8,001
Shareholder servicing fees	9,495	—	—
Other accrued liabilities	17,056	—	12,762
Total Liabilities	281,761	316,672	24,422
Net Assets	$1,159,391,084	$1,768,006,420	$301,647,109

Composition of Net Assets:
Shares of beneficial interest, at par	$11,594	$17,688	$3,016
Additional paid-in capital	1,159,376,776	1,768,744,796	301,642,369
Accumulated net investment income/(distributions in excess of net investment income)	28	(447)	16
Accumulated net realized gain/(loss) from investment transactions	2,686	(755,617)	1,708
Net Assets	$1,159,391,084	$1,768,006,420	$301,647,109

Net Assets:
Administrative Shares	$977,066,484	$1,029,073,336	$15,664,233
Service Shares	28,997,376	—	—
Institutional Shares	153,327,224	730,680,807	22,178,853
Select Shares	—	—	263,793,042
Premier Shares	—	8,252,277	10,981
Total	$1,159,391,084	$1,768,006,420	$301,647,109

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	976,973,097	1,029,437,983	15,660,054
Service Shares	29,017,817	—	—
Institutional Shares	153,397,684	731,088,495	22,183,600
Select Shares	—	—	263,791,248
Premier Shares	—	8,252,277	10,985
Total	1,159,388,598	1,768,778,755	301,645,887

Net Asset Value, offering price & redemption price per share:
Administrative Shares	$1.00	$1.00	$1.00
Service Shares	$1.00	$—	$—
Institutional Shares	$1.00	$1.00	$1.00
Select Shares	$—	$—	$1.00
Premier Shares	$—	$1.00	$1.00

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Continued

February 29, 2016
(Unaudited)

	Intermediate
	Tax-Free Bond	Short-Term	Intermediate
	Fund	Income Fund	Bond Fund	Bond Fund
Assets:
Investments, at cost	$35,045,616	$139,472,374	$68,869,656	$143,554,999
Investments in affiliates, at cost	3,039,116	13,006,337	2,155,002	5,893,808
Total Investments, at cost	38,084,732	152,478,711	71,024,658	149,448,807
Investments, at value	37,185,912	136,327,440	66,668,333	143,026,914
Investments in affiliates, at value	3,039,116	13,006,337	2,155,002	5,893,808
Total Investments, at value	40,225,028	149,333,777	68,823,335	148,920,722
Cash	—	228,246	75,550	154,201
Interest and dividends receivable	317,946	453,016	220,857	551,211
Receivable for capital shares issued	85,004	197,935	189	44,058
Receivable for capital shares reinvested	14,816	67,167	56,667	66,218
Prepaid expenses and other assets	14,579	28,938	27,181	27,372
Total Assets	40,657,373	150,309,079	69,203,779	149,763,782

Liabilities:
Distributions payable	83,830	165,968	80,048	233,182
Payable for investments purchased	—	9,998,828	—	—
Payable for capital shares redeemed	43,772	768,798	5,813	16,466
Accrued expenses and other payables:
Investment advisory fees	6,387	16,538	10,765	22,789
Administration fees	2,555	8,731	4,262	8,954
Distribution fees	1,367	8,807	7,682	2,232
Custodian fees	316	1,047	530	1,134
Trustee fees	408	712	485	635
Fund accounting and compliance fees	3,343	8,869	8,325	5,344
Transfer agent fees	3,827	8,144	6,391	5,434
Shareholder servicing fees	172	2,120	566	137
Other accrued liabilities	3,793	7,659	5,419	5,086
Total Liabilities	149,770	10,996,221	130,286	301,393
Net Assets	$40,507,603	$139,312,858	$69,073,493	$149,462,389

Composition of Net Assets:
Shares of beneficial interest, at par	$36	$145	$66	$155
Additional paid-in capital	38,372,657	162,051,293	79,198,859	150,678,616
Accumulated net investment income/(distributions in excess of net investment income)	(4,714)	(111,801)	(34,791)	(169,676)
Accumulated net realized gain/(loss) from investment transactions	(672)	(19,481,845)	(7,889,318)	(518,621)
Net unrealized appreciation (depreciation) on investments	2,140,296	(3,144,934)	(2,201,323)	(528,085)
Net Assets	$40,507,603	$139,312,858	$69,073,493	$149,462,389

Net Assets:
Investor Shares	$4,684,784	$41,388,185	$16,467,556	$10,553,106
Institutional Shares	33,619,768	94,649,040	30,182,308	136,858,885
A Shares	2,203,051	3,275,633	22,423,629	2,050,398
Total	$40,507,603	$139,312,858	$69,073,493	$149,462,389

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	415,946	4,319,612	1,563,084	1,091,896
Institutional Shares	2,982,073	9,884,921	2,865,131	14,196,545
A Shares	195,518	341,728	2,129,499	212,419
Total	3,593,537	14,546,261	6,557,714	15,500,860

Net Asset Value, offering price & redemption price per share(a):
Investor Shares	$11.26	$9.58	$10.54	$9.67
Institutional Shares	$11.27	$9.58	$10.53	$9.64
A Shares	$11.27	$9.59	$10.53	$9.65
Maximum Sales Charge:
A Shares	2.00%	2.00%	2.00%	2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$11.50	$9.79	$10.74	$9.85

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Concluded

February 29, 2016
(Unaudited)

		U.S. Large Cap	Opportunistic	World Energy
	Balanced Fund	Equity Fund	Fund	Fund
Assets:
Investments, at cost	$51,582,372	$13,619,704	$40,682,013	$39,921,259
Investments in affiliates, at cost	2,453,134	265,624	1,343,689	537,300
Total Investments, at cost	54,035,506	13,885,328	42,025,702	40,458,559
Investments, at value	57,175,434	17,683,449	40,213,205	37,249,763
Investments in affiliates, at value	2,453,134	265,624	1,343,689	537,300
Total Investments, at value	59,628,568	17,949,073	41,556,894	37,787,063
Cash	3,840	—	100,000	—
Deposits with brokers for securities sold short	—	—	49,733	—
Interest and dividends receivable	169,807	24,897	103,608	186,045
Receivable for capital shares issued	7,466	27,598	5,706	35,045
Receivable for investments sold	328,615	—	—	303,060
Prepaid expenses and other assets	28,315	31,297	22,111	58,924
Total Assets	60,166,611	18,032,865	41,838,052	38,370,137

Liabilities:
Payable for investments purchased	388,598	302,351	1,017,925	—
Payable for capital shares redeemed	—	2,648	70,868	33,473
Accrued expenses and other payables:
Investment advisory fees	16,137	6,352	26,468	17,986
Administration fees	3,667	1,256	2,340	2,368
Distribution fees	2,237	372	1,422	7,906
Custodian fees	466	158	246	295
Trustee fees	522	267	430	364
Fund accounting and compliance fees	9,647	885	930	1,699
Transfer agent fees	4,804	5,821	5,466	9,017
Shareholder servicing fees	14	3	155	679
Other accrued liabilities	4,961	4,246	4,219	7,017
Total Liabilities	431,053	324,359	1,130,469	80,804
Net Assets	$59,735,558	$17,708,506	$40,707,583	$38,289,333

Composition of Net Assets:
Shares of beneficial interest, at par	$48	$15	$32	$51
Additional paid-in capital	54,121,901	12,928,428	43,337,271	57,244,075
Accumulated net investment income/(distributions in excess of net investment income)	106,611	18,403	45,967	115,044
Accumulated net realized gain/(loss) from investment transactions	(86,064)	697,915	(2,206,879)	(16,398,341)
Net unrealized appreciation (depreciation) on investments	5,593,062	4,063,745	(468,808)	(2,671,496)
Net Assets	$59,735,558	$17,708,506	$40,707,583	$38,289,333

Net Assets:
Investor Shares	$10,842,256	$1,651,114	$1,060,076	$5,191,677
Institutional Shares	48,464,105	15,823,014	34,687,287	17,114,174
A Shares	379,907	225,492	4,523,942	9,361,340
C Shares	49,290	8,886	436,278	6,622,142
Total	$59,735,558	$17,708,506	$40,707,583	$38,289,333

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	869,811	138,319	85,010	696,239
Institutional Shares	3,876,966	1,316,910	2,754,727	2,292,363
A Shares	30,543	18,887	361,697	1,254,806
C Shares	3,966	750	35,272	894,472
Total	4,781,286	1,474,866	3,236,706	5,137,880

Net Asset Value, offering price & redemption price per share:
Investor Shares	$12.47	$11.94	$12.47	$7.46
Institutional Shares	$12.50	$12.02	$12.59	$7.47
A Shares	$12.44	$11.94	$12.51	$7.46
C Shares	$12.43	$11.85	$12.37	$7.40
Maximum Sales Charge:
A Shares	3.50%	3.50%	3.50%	3.50%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$12.89	$12.37	$12.96	$7.73

See notes to financial statements.

Cavanal Hill Funds

Statements of Operations
Six Months Ended February 29, 2016
(Unaudited)

		Cash	Tax-Free
	U.S. Treasury	Management	Money
	Fund	Fund	Market Fund
Investment Income:
Interest income	$1,032,393	$1,684,682	$29,667
Dividend income	50,936	99,787	2,466
Total income	1,083,329	1,784,469	32,133

Expenses:
Investment advisory fees	1,106,307	1,269,886	196,985
Administration fees	368,772	423,298	65,662
Distribution fees - Administrative Shares	1,630,333	1,261,890	4,470
Distribution fees - Service Shares	36,387	—	—
Distribution fees - Premier Shares	—	15,212	27
Shareholder servicing fees - Administrative Shares	1,630,333	1,261,890	4,470
Shareholder servicing fees - Service Shares	36,387	—	—
Shareholder servicing fees - Institutional Shares	177,112	846,967	29,898
Shareholder servicing fees - Select Shares	—	—	293,925
Shareholder servicing fees - Premier Shares	—	7,606	13
Fund accounting and compliance fees	155,834	185,389	30,056
Transfer agent fees	144,451	201,957	26,829
Custodian fees	73,696	82,810	13,133
Trustee fees	21,171	31,557	4,457
Professional fees	103,908	154,335	21,549
Printing fees	18,457	34,139	4,270
Registration fees	11,279	15,140	7,598
Other expenses	72,353	90,121	18,974

Total expenses before fee and expense reductions	5,586,780	5,882,197	722,316

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(987,558)	(1,084,975)	(278,580)
Administration fees waived	(209,314)	(133,917)	(65,662)
Custodian fees waived	(32,962)	—	(13,133)
Distribution fees waived - Administrative Shares	(1,468,139)	(1,037,493)	(4,470)
Distribution fees waived - Service Shares	(32,912)	—	—
Distribution fees waived - Premier Shares	—	(14,525)	(27)
Shareholder servicing fees waived - Administrative Shares	(1,630,333)	(1,234,728)	(4,470)
Shareholder servicing fees waived - Service Shares	(36,373)	—	—
Shareholder servicing fees waived - Institutional Shares	(159,468)	(733,263)	(29,898)
Shareholder servicing fees waived - Select Shares	—	—	(293,925)
Shareholder servicing fees waived - Premier Shares	—	(7,606)	(13)

Net expenses	1,029,721	1,635,690	32,138

Net investment income	53,608	148,779	(5)

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investments	6,906	(3)	1,608
Net realized/unrealized gains/(losses) on investments	6,906	(3)	1,608
Change in net assets resulting from operations	$60,514	$148,776	$1,603

See notes to financial statements.

Cavanal Hill Funds

Statements of Operations, Continued
Six Months Ended February 29, 2016
(Unaudited)

	Intermediate
	Tax-Free Bond	Short-Term	Intermediate
	Fund	Income Fund	Bond Fund	Bond Fund
Investment Income:
Interest income	$622,430	$1,230,187	$660,490	$1,528,738
Dividend income from affiliates	—	469	269	324
Total income	622,430	1,230,656	660,759	1,529,062

Expenses:
Investment advisory fees	111,506	400,791	185,406	372,561
Administration fees	16,219	58,297	26,968	54,191
Distribution fees - Investor Shares	5,775	53,034	21,303	10,464
Distribution fees - A Shares	2,533	5,529	27,287	1,578
Shareholder servicing fees - Investor Shares	5,776	53,035	21,303	10,464
Shareholder servicing fees - Institutional Shares	42,376	123,615	35,685	157,303
Shareholder servicing fees - A Shares	1,013	2,211	10,915	631
Fund accounting and compliance fees	10,042	41,774	25,476	28,886
Transfer agent fees	6,659	25,849	14,993	16,323
Custodian fees	2,022	7,098	3,345	6,709
Trustee fees	863	2,673	1,227	2,177
Professional fees	4,354	14,023	6,064	10,388
Printing fees	1,498	5,594	3,734	2,815
Registration fees	21,722	19,628	20,133	15,329
Other expenses	2,871	7,432	3,548	5,382

Total expenses before fee and expense reductions	235,229	820,583	407,387	695,201

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(70,958)	(292,002)	(118,202)	(237,429)
Administration fees waived	—	(518)	(217)	(346)
Shareholder servicing fees waived - Investor Shares	(5,465)	(46,444)	(17,513)	(9,547)
Shareholder servicing fees waived - Institutional Shares	(42,311)	(123,404)	(35,679)	(157,303)
Shareholder servicing fees waived - A Shares	(779)	(2,211)	(10,845)	(631)

Net expenses	115,716	356,004	224,931	289,945

Net investment income	506,714	874,652	435,828	1,239,117

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investments	—	(44,001)	(8,249)	(127,823)
Change in unrealized appreciation/depreciation on investments	291,044	(110,843)	81,739	1,724,250
Net realized/unrealized gains/(losses) on investments	291,044	(154,844)	73,490	1,596,427
Change in net assets resulting from operations	$797,758	$719,808	$509,318	$2,835,544

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Concluded

Six Months Ended February 29, 2016
(Unaudited)

	Balanced Fund	U.S. Large Cap Equity Fund	Opportunistic Fund	World Energy Fund
Investment Income:
Interest income	$338,422	$—	$93,084	$122,153
Dividend income	381,994	213,760	207,759	460,186
Dividend income from affiliates	3,148	26	210	133
Foreign tax withholding	(157)	—	—	(13,610)
Total income	723,407	213,786	301,053	568,862

Expenses:
Investment advisory fees	230,017	107,905	161,261	169,004
Administration fees	24,867	12,511	15,178	19,315
Distribution fees - Investor Shares	13,970	2,316	1,523	7,242
Distribution fees - A Shares	482	296	4,766	14,366
Distribution fees - C Shares	239	47	1,454	34,910
Shareholder servicing fees - Investor Shares	13,970	2,316	1,522	7,242
Shareholder servicing fees - Institutional Shares	63,197	36,472	40,777	30,023
Shareholder servicing fees - A Shares	192	118	1,907	5,747
Shareholder servicing fees - C Shares	60	12	364	8,727
Fund accounting and compliance fees	21,953	3,817	4,412	6,877
Transfer agent fees	7,217	5,446	5,776	13,456
Custodian fees	3,101	1,563	1,834	2,408
Trustee fees	996	386	465	657
Professional fees	5,179	2,281	2,160	3,473
Printing fees	1,504	1,133	1,478	4,300
Registration fees	24,961	42,457	26,297	23,477
Other expenses	3,644	2,355	1,959	2,963

Total expenses before fee and expense reductions	415,549	221,431	273,133	354,187

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(123,066)	(45,380)	(270)	(24,239)
Administration fees waived	(168)	(29)	(270)	(95)
Shareholder servicing fees waived - Investor Shares	(12,777)	(2,123)	(1,201)	(4,564)
Shareholder servicing fees waived - Institutional Shares	(63,181)	(36,472)	(40,338)	(28,040)
Shareholder servicing fees waived - A Shares	(192)	(118)	(1,878)	(4,432)
Shareholder servicing fees waived - C Shares	(60)	(12)	(343)	(7,987)

Net expenses	216,105	137,297	228,833	284,830

Net investment income	507,302	76,489	72,220	284,032

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investments	76,030	733,627	(2,196,402)	(7,050,201)
Net realized gains/(losses) from securities sold short	—	—	49,733	—
Change in unrealized appreciation/depreciation on investments	(1,348,576)	(3,164,730)	(492,208)	(109,152)
Net realized/unrealized gains/(losses) on investments	(1,272,546)	(2,431,103)	(2,638,877)	(7,159,353)
Change in net assets resulting from operations	$(765,244)	$(2,354,614)	$(2,566,657)	$(6,875,321)

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets

	U.S. Treasury Fund		Cash Management Fund
	Six Months Ended February 29, 2016 (unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (unaudited)	Year Ended August 31, 2015
From Investment Activities:
Operations:
Net investment income	$53,608	$23,227	$148,779	$131,588
Net realized gains/(losses) from investment transactions	6,906	(4,220)	(3)	(828)
Change in net assets resulting from operations	60,514	19,007	148,776	130,760

Distributions to Shareholders:
From net investment income:
Administrative Shares	(45,763)	(20,237)	(50,489)	(79,650)
Service Shares	(1,041)	(673)	—	—
Institutional Shares	(6,814)	(2,279)	(97,043)	(51,796)
Premier Shares	—	—	(1,203)	(169)
Change in net assets from shareholder distributions	(53,618)	(23,189)	(148,735)	(131,615)
Change in net assets from capital transactions	(293,043,693)	322,400,164	238,641,400	333,274,623
Change in net assets	(293,036,797)	322,395,982	238,641,441	333,273,768

Net Assets:
Beginning of period	1,452,427,881	1,130,031,899	1,529,364,979	1,196,091,211
End of period	$1,159,391,084	$1,452,427,881	$1,768,006,420	$1,529,364,979
Accumulated net investment income/(distributions in excess of net investment income)	$28	$38	$(447)	$(491)

Share Transactions*:
Administrative Shares
Issued	756,855,578	1,824,966,223	604,297,035	1,149,867,456
Reinvested	12	6	308	744
Redeemed	(1,079,123,243)	(1,466,857,831)	(518,173,916)	(929,086,168)
Change in Administrative Shares	(322,267,653)	358,108,398	86,123,427	220,782,032
Service Shares
Issued	56,495,655	232,104,855	—	—
Redeemed	(70,464,736)	(239,105,366)	—	—
Change in Service Shares	(13,969,081)	(7,000,511)	—	—
Institutional Shares
Issued	101,741,070	153,398,012	988,016,618	1,589,863,233
Reinvested	—	—	461	501
Redeemed	(58,548,029)	(182,105,735)	(840,386,855)	(1,480,539,635)
Change in Institutional Shares	43,193,041	(28,707,723)	147,630,224	109,324,099
Premier Shares
Issued	—	—	23,780,363	21,847,451
Reinvested	—	—	1,193	167
Redeemed	—	—	(18,893,807)	(18,679,126)
Change in Premier Shares	—	—	4,887,749	3,168,492
Change in shares:	(293,043,693)	322,400,164	238,641,400	333,274,623

*	Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Tax-Free Money Market Fund
	Six Months Ended February 29, 2016 (unaudited)	Year Ended August 31, 2015
From Investment Activities:
Operations:
Net investment income	$(5)	$1,112
Net realized gains/(losses) from investment transactions	1,608	255
Change in net assets resulting from operations	1,603	1,367

Distributions to Shareholders:
From net investment income:
Administrative Shares	—	(9)
Institutional Shares	—	(71)
Select Shares	—	(1,028)
From net realized gains:
Administrative Shares	—	(4)
Institutional Shares	—	(53)
Select Shares	—	(655)
Change in net assets from shareholder distributions	—	(1,820)
Change in net assets from capital transactions	56,644,161	5,476,176
Change in net assets	56,645,764	5,475,723

Net Assets:
Beginning of period	245,001,345	239,525,622
End of period	$301,647,109	$245,001,345
Accumulated net investment income/(distributions in excess of net investment income)	$16	$21

Share Transactions*:
Administrative Shares
Issued	16,112,260	34,719,430
Redeemed	(2,225,747)	(34,873,396)
Change in Administrative Shares	13,886,513	(153,966)
Institutional Shares
Issued	81,002,210	141,016,760
Redeemed	(81,210,596)	(133,636,988)
Change in Institutional Shares	(208,386)	7,379,772
Select Shares
Issued	178,413,681	332,782,429
Redeemed	(135,448,373)	(334,531,892)
Change in Select Shares	42,965,308	(1,749,463)
Premier Shares
Issued	1,216	712
Redeemed	(490)	(879)
Change in Premier Shares	726	(167)
Change in shares:	56,644,161	5,476,176

*	Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund
	Six Months Ended February 29, 2016 (unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (unaudited)	Year Ended August 31, 2015
From Investment Activities:
Operations:
Net investment income	$506,714	$988,141	$874,652	$1,682,963
Net realized gains/(losses) from investment transactions	—	(319)	(44,001)	99,256
Change in unrealized appreciation/depreciation on investments	291,044	(588,076)	(110,843)	(208,316)
Change in net assets resulting from operations	797,758	399,746	719,808	1,573,903

Distributions to Shareholders:
From net investment income:
Investor Shares	(52,833)	(61,224)	(251,992)	(398,938)
Institutional Shares	(431,822)	(888,258)	(725,583)	(1,424,757)
A Shares	(23,152)	(38,146)	(26,021)	(55,486)
Change in net assets from shareholder distributions	(507,807)	(987,628)	(1,003,596)	(1,879,181)
Change in net assets from capital transactions	(245,431)	5,005,728	(17,906,761)	(10,786,059)
Change in net assets	44,520	4,417,846	(18,190,549)	(11,091,337)

Net Assets:
Beginning of period	40,463,083	36,045,237	157,503,407	168,594,744
End of period	$40,507,603	$40,463,083	$139,312,858	$157,503,407
Accumulated net investment income/(distributions in excess of net investment income)	$(4,714)	$(3,621)	$(111,801)	$17,143

Capital Transactions:
Investor Shares
Proceeds from shares issued	$174,120	$3,376,713	$5,844,337	$20,908,584
Dividends reinvested	13,013	28,585	233,228	364,413
Cost of shares redeemed	(145,972)	(665,939)	(8,635,232)	(19,104,640)
Change in net assets from Investor Shares	41,161	2,739,359	(2,557,667)	2,168,357
Institutional Shares
Proceeds from shares issued	2,654,748	7,683,925	19,668,613	34,483,564
Dividends reinvested	52,548	102,871	168,340	377,977
Cost of shares redeemed	(3,277,531)	(6,131,817)	(30,467,266)	(47,865,171)
Change in net assets from Institutional Shares	(570,235)	1,654,979	(10,630,313)	(13,003,630)
A Shares
Proceeds from shares issued	517,293	1,314,130	1,625,008	7,512,164
Dividends reinvested	20,156	31,238	23,430	54,153
Cost of shares redeemed	(253,806)	(733,978)	(6,367,219)	(7,517,103)
Change in net assets from A Shares	283,643	611,390	(4,718,781)	49,214
Change in net assets resulting from capital transactions:	$(245,431)	$5,005,728	$(17,906,761)	$(10,786,059)

Share Transactions:
Investor Shares
Issued	15,539	300,837	610,066	2,174,391
Reinvested	1,160	2,537	24,335	37,876
Redeemed	(12,931)	(59,155)	(901,660)	(1,986,277)
Change in Investor Shares	3,768	244,219	(267,259)	225,990
Institutional Shares
Issued	236,461	680,672	2,051,914	3,587,317
Reinvested	4,679	9,125	17,569	39,303
Redeemed	(292,187)	(544,197)	(3,179,871)	(4,978,322)
Change in Institutional Shares	(51,047)	145,600	(1,110,388)	(1,351,702)
A Shares
Issued	46,065	116,275	169,272	780,293
Reinvested	1,796	2,775	2,443	5,629
Redeemed	(22,577)	(65,285)	(662,833)	(781,774)
Change in A Shares	25,284	53,765	(491,118)	4,148
Change in shares:	(21,995)	443,584	(1,868,765)	(1,121,564)

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Bond Fund		Bond Fund
	Six Months Ended February 29, 2016 (unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (unaudited)	Year Ended August 31, 2015
From Investment Activities:
Operations:
Net investment income	$435,828	$704,918	$1,239,117	$1,720,631
Net realized gains/(losses) from investment transactions	(8,249)	(453,874)	(127,823)	(179,828)
Change in unrealized appreciation/depreciation on investments	81,739	368,503	1,724,250	(117,583)
Change in net assets resulting from operations	509,318	619,547	2,835,544	1,423,220

Distributions to Shareholders:
From net investment income:
Investor Shares	(113,833)	(222,865)	(76,868)	(132,595)
Institutional Shares	(232,750)	(391,374)	(1,328,747)	(1,651,579)
A Shares	(152,385)	(97,470)	(11,756)	(15,006)
Change in net assets from shareholder distributions	(498,968)	(711,709)	(1,417,371)	(1,799,180)
Change in net assets from capital transactions	6,270,058	19,618,746	39,549,202	35,761,761
Change in net assets	6,280,408	19,526,584	40,967,375	35,385,801

Net Assets:
Beginning of period	62,793,085	43,266,501	108,495,014	73,109,213
End of period	$69,073,493	$62,793,085	$149,462,389	$108,495,014
Accumulated net investment income/(distributions in excess of net investment income)	$(34,791)	$28,349	$(169,676)	$8,578

Capital Transactions:
Investor Shares
Proceeds from shares issued	$2,830,066	$9,006,510	$3,550,833	$1,995,037
Dividends reinvested	106,487	206,845	76,722	131,472
Cost of shares redeemed	(3,486,079)	(11,679,948)	(1,307,973)	(929,845)
Change in net assets from Investor Shares	(549,526)	(2,466,593)	2,319,582	1,196,664
Institutional Shares
Proceeds from shares issued	4,671,034	12,910,945	47,500,542	42,128,865
Dividends reinvested	92,042	141,073	300,401	395,093
Cost of shares redeemed	(2,894,005)	(5,324,596)	(11,548,448)	(8,517,958)
Change in net assets from Institutional Shares	1,869,071	7,727,422	36,252,495	34,006,000
A Shares
Proceeds from shares issued	10,840,657	18,530,101	1,157,559	924,427
Dividends reinvested	149,652	94,270	11,544	14,645
Cost of shares redeemed	(6,039,796)	(4,266,454)	(191,978)	(379,975)
Change in net assets from A Shares	4,950,513	14,357,917	977,125	559,097
Change in net assets resulting from capital transactions:	$6,270,058	$19,618,746	$39,549,202	$35,761,761

Share Transactions:
Investor Shares
Issued	269,316	853,538	367,186	207,253
Reinvested	10,145	19,602	8,020	13,704
Redeemed	(331,714)	(1,106,551)	(137,586)	(97,080)
Change in Investor Shares	(52,253)	(233,411)	237,620	123,877
Institutional Shares
Issued	444,310	1,224,394	4,969,176	4,395,272
Reinvested	8,767	13,354	31,472	41,178
Redeemed	(275,269)	(504,219)	(1,212,207)	(888,234)
Change in Institutional Shares	177,808	733,529	3,788,441	3,548,216
A Shares
Issued	1,030,806	1,755,854	120,536	96,198
Reinvested	14,268	8,936	1,207	1,525
Redeemed	(577,328)	(404,857)	(20,138)	(39,646)
Change in A Shares	467,746	1,359,933	101,605	58,077
Change in shares:	593,301	1,860,051	4,127,666	3,730,170

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Balanced Fund		U.S. Large Cap Equity Fund
	Six Months Ended February 29, 2016 (unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (unaudited)	Year Ended August 31, 2015
From Investment Activities:
Operations:
Net investment income	$507,302	$1,084,724	$76,489	$177,948
Net realized gains/(losses) from investment transactions	76,030	2,780,725	733,627	1,118,584
Change in unrealized appreciation/depreciation on investments	(1,348,576)	(3,441,124)	(3,164,730)	(867,948)
Change in net assets resulting from operations	(765,244)	424,325	(2,354,614)	428,584

Distributions to Shareholders:
From net investment income:
Investor Shares	(118,611)	(159,853)	(4,952)	(6,773)
Institutional Shares	(479,575)	(891,442)	(52,900)	(197,905)
A Shares	(3,128)	(3,491)	(234)	(1,561)
C Shares	(185)	(76)	—	—
From net realized gains:
Investor Shares	(523,201)	(659,753)	(62,259)	(233,937)
Institutional Shares	(2,292,126)	(3,130,616)	(1,069,435)	(3,494,002)
A Shares	(17,789)	(13,266)	(8,522)	(63,799)
C Shares	(1,812)	—	(339)	—
Change in net assets from shareholder distributions	(3,436,427)	(4,858,497)	(1,198,641)	(3,997,977)
Change in net assets from capital transactions	(802,851)	856,327	(13,136,924)	(127,624)
Change in net assets	(5,004,522)	(3,577,845)	(16,690,179)	(3,697,017)

Net Assets:
Beginning of period	64,740,080	68,317,925	34,398,685	38,095,702
End of period	$59,735,558	$64,740,080	$17,708,506	$34,398,685
Accumulated net investment income/(distributions in excess of net investment income)	$106,611	$200,808	$18,403	$—

Capital Transactions:
Investor Shares
Proceeds from shares issued	$320,837	$1,195,137	$45,482	$402,497
Dividends reinvested	641,524	819,291	67,075	240,312
Cost of shares redeemed	(813,117)	(1,799,331)	(214,147)	(788,426)
Change in net assets from Investor Shares	149,244	215,097	(101,590)	(145,617)
Institutional Shares
Proceeds from shares issued	671,556	430,301	2,450,504	5,321,042
Dividends reinvested	2,770,772	4,020,442	975,762	3,256,478
Cost of shares redeemed	(4,377,471)	(4,066,491)	(16,468,349)	(8,281,603)
Change in net assets from Institutional Shares	(935,143)	384,252	(13,042,083)	295,917
A Shares
Proceeds from shares issued	27,827	268,994	7,884	76,712
Dividends reinvested	20,489	15,257	8,755	65,360
Cost of shares redeemed	(62,074)	(83,854)	(10,229)	(429,996)
Change in net assets from A Shares	(13,758)	200,397	6,410	(287,924)
C Shares(a)
Proceeds from shares issued	14,506	56,506	—	10,000
Dividends reinvested	1,997	75	339	—
Cost of shares redeemed	(19,697)	—	—	—
Change in net assets from C Shares	(3,194)	56,581	339	10,000
Change in net assets resulting from capital transactions:	$(802,851)	$856,327	$(13,136,924)	$(127,624)

(a)	Class C Shares commenced operations on December 31, 2014.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Balanced Fund		U.S. Large Cap Equity Fund
	Six Months Ended February 29, 2016 (unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (unaudited)	Year Ended August 31, 2015
Share Transactions:
Investor Shares
Issued	24,221	86,349	3,534	28,606
Reinvested	49,939	59,735	5,090	17,136
Redeemed	(63,191)	(128,118)	(16,086)	(55,777)
Change in Investor Shares	10,969	17,966	(7,462)	(10,035)
Institutional Shares
Issued	51,436	30,848	183,711	376,510
Reinvested	215,514	292,421	73,724	231,078
Redeemed	(332,734)	(291,707)	(1,332,383)	(582,548)
Change in Institutional Shares	(65,784)	31,562	(1,074,948)	25,040
A Shares
Issued	2,088	19,440	580	5,241
Reinvested	1,602	1,115	666	4,664
Redeemed	(4,734)	(6,023)	(763)	(30,779)
Change in A Shares	(1,044)	14,532	483	(20,874)
C Shares(a)
Issued	1,164	4,106	—	724
Reinvested	156	5	26	—
Redeemed	(1,465)	—	—	—
Change in C Shares	(145)	4,111	26	724
Change in shares:	(56,004)	68,171	(1,081,901)	(5,145)

(a)	Class C Shares commenced operations on December 31, 2014.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Opportunistic Fund		World Energy Fund
	Six Months Ended February 29, 2016 (unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (unaudited)	Year Ended August 31, 2015
From Investment Activities:
Operations:
Net investment income	$72,220	$(23,157)	$284,032	$457,641
Net realized gains/(losses) from investment transactions	(2,146,669)	1,063,686	(7,050,201)	(9,462,297)
Change in unrealized appreciation/depreciation on investments	(492,208)	(868,542)	(109,152)	(5,242,933)
Change in net assets resulting from operations	(2,566,657)	171,987	(6,875,321)	(14,247,589)

Distributions to Shareholders:
From net investment income:
Investor Shares	—	(152)	(20,159)	(35,548)
Institutional Shares	(25,956)	(9,216)	(122,451)	(223,796)
A Shares	(297)	(303)	(44,151)	(62,345)
C Shares	—	—	(7,395)	(13,397)
From net realized gains:
Investor Shares	(30,918)	(42,158)	—	(30,774)
Institutional Shares	(868,121)	(342,398)	—	(148,991)
A Shares	(102,493)	(131,936)	—	(55,522)
C Shares	(7,360)	—	—	(37,312)
Change in net assets from shareholder distributions	(1,035,145)	(526,163)	(194,156)	(607,685)
Change in net assets from capital transactions	16,397,169	9,175,223	(9,051,014)	28,502,483
Change in net assets	12,795,367	8,821,047	(16,120,491)	13,647,209

Net Assets:
Beginning of period	27,912,216	19,091,169	54,409,824	40,762,615
End of period	$40,707,583	$27,912,216	$38,289,333	$54,409,824
Accumulated net investment income/(distributions in excess of net investment income)	$45,967	$—	$115,044	$25,168

Capital Transactions:
Investor Shares
Proceeds from shares issued	$99,798	$336,453	$393,895	$5,076,844
Dividends reinvested	27,006	38,404	19,847	62,158
Cost of shares redeemed	(246,570)	(472,214)	(819,572)	(2,232,283)
Change in net assets from Investor Shares	(119,766)	(97,357)	(405,830)	2,906,719
Institutional Shares
Proceeds from shares issued	18,610,089	13,701,213	1,814,007	23,813,973
Dividends reinvested	783,775	290,658	44,028	203,567
Cost of shares redeemed	(4,688,827)	(3,512,313)	(10,084,854)	(8,378,183)
Change in net assets from Institutional Shares	14,705,037	10,479,558	(8,226,819)	15,639,357
A Shares
Proceeds from shares issued	2,124,797	880,729	2,051,980	8,005,548
Dividends reinvested	101,294	128,801	42,359	114,112
Cost of shares redeemed	(694,932)	(2,406,940)	(2,901,448)	(2,179,022)
Change in net assets from A Shares	1,531,159	(1,397,410)	(807,109)	5,940,638
C Shares(a)
Proceeds from shares issued	293,630	193,010	623,307	4,644,362
Dividends reinvested	7,360	—	7,179	46,758
Cost of shares redeemed	(20,251)	(2,578)	(241,742)	(675,351)
Change in net assets from C Shares	280,739	190,432	388,744	4,015,769
Change in net assets resulting from capital transactions:	$16,397,169	$9,175,223	$(9,051,014)	$28,502,483

(a)	Class C Shares of Opportunistic Fund commenced operations on December 31, 2014.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Concluded

	Opportunistic Fund		World Energy Fund
	Six Months Ended February 29, 2016 (unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (unaudited)	Year Ended August 31, 2015
Share Transactions:
Investor Shares
Issued	7,508	24,797	48,582	527,363
Reinvested	2,023	2,785	2,500	6,428
Redeemed	(19,124)	(34,665)	(102,842)	(236,680)
Change in Investor Shares	(9,593)	(7,083)	(51,760)	297,111
Institutional Shares
Issued	1,390,878	983,798	221,286	2,403,123
Reinvested	58,135	20,929	5,541	21,041
Redeemed	(365,751)	(253,390)	(1,294,567)	(899,279)
Change in Institutional Shares	1,083,262	751,337	(1,067,740)	1,524,885
A Shares
Issued	157,912	63,637	252,022	819,318
Reinvested	7,565	9,307	5,334	11,829
Redeemed	(52,006)	(173,964)	(388,787)	(231,603)
Change in A Shares	113,471	(101,020)	(131,431)	599,544
C Shares(a)
Issued	22,530	13,846	78,323	475,459
Reinvested	555	—	911	4,810
Redeemed	(1,474)	(185)	(31,026)	(72,018)
Change in C Shares	21,611	13,661	48,208	408,251
Change in shares:	1,208,751	656,895	(1,202,723)	2,829,791

(a)	Class C Shares of Opportunistic Fund commenced operations on December 31, 2014.

See notes to financial statements.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments

February 29, 2016
(Unaudited)

Principal		Amortized Cost
Amount	Security Description	or Value

U.S. Treasury Obligations (27.6%)
U.S. Treasury Bills
$40,000,000	0.24%, 3/24/16 (a)	$39,993,867
80,000,000	0.32%, 5/26/16 (a)	79,939,704
		119,933,571
U.S. Treasury Notes
30,000,000	0.37%, 10/31/16 (b)	30,001,624
10,000,000	0.39%, 4/30/16 (b)	10,000,350
60,000,000	0.40%, 1/31/17 (b)	60,012,850
40,000,000	0.50%, 6/15/16	40,011,880
20,000,000	1.00%, 10/31/16	20,060,238
20,000,000	3.00%, 8/31/16	20,253,280
20,000,000	3.00%, 9/30/16	20,287,568
		200,627,790
Total U.S. Treasury Obligations		320,561,361

Repurchase Agreements (66.1%)
35,000,000	Bank of Montreal, 0.27%, 3/1/16, (Purchased on 2/29/16, proceeds at maturity $35,000,263, collateralized by various U.S. Treasury Obligations, (0.75% - 4.75%), (2/15/37 - 2/15/45), fair value of $35,700,018)	35,000,000
260,800,000	Credit Agricole CIB, 0.30%, 3/1/16, (Purchased on 2/29/16, proceeds at maturity $260,802,173, collateralized by various U.S. Treasury Obligations, (1.75% - 5.38%), (12/31/20 - 2/15/31), fair value of $266,016,174)	260,800,000
10,000,000	Goldman Sachs & Co., 0.25%, 3/1/16, (Purchased on 2/29/16, proceeds at maturity $10,000,069, collateralized by various U.S. Treasury Obligations, (0.00% - 7.50%), (3/3/16 - 11/30/20), fair value of $10,200,023)	10,000,000

Shares or
Principal		Amortized Cost
Amount	Security Description	or Value

Repurchase Agreements, continued:
$200,000,000	RBC Capital Markets, LLC, 0.27%, 3/1/16, (Purchased on 2/29/16, proceeds at maturity $200,001,500, collateralized by various U.S. Treasury Obligations, (0.00% - 7.63%), (8/31/16 - 8/15/25), fair value of $204,000,080)	$200,000,000
260,000,000	Societe’ Generale, 0.34%, 3/1/16, (Purchased on 2/29/16, proceeds at maturity $260,002,456, collateralized by various U.S. Treasury Obligations, (0.13% - 3.63%), (5/15/17 - 11/15/25), fair value of $265,200,046)	260,000,000
Total Repurchase Agreements		765,800,000

Investment Companies (6.3%)
36,505,683	Goldman Sachs Financial Square Treasury Obligations Fund, 0.19%(c)	36,505,683
36,034,137	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 0.22%(c)	36,034,137
Total Investment Companies		72,539,820

Total Investments (Cost $1,158,901,181)(d) - 100%		1,158,901,181
Other assets in excess of liabilities — 0.0%		489,903
Net Assets - 100%		$1,159,391,084

(a)	Rate represents the effective yield at purchase.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.
(d)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments

February 29, 2016
(Unaudited)

Principal		Amortized Cost
Amount	Security Description	or Value

Commercial Paper (17.9%)
Banks (3.4%)
$30,000,000	National Australia Bank Ltd., 0.54%, 3/31/16 (a)(b)	$29,986,000
30,000,000	Nordea Bank AB, 0.56%, 3/31/16 (a)(b)	29,985,500
		59,971,500
Capital Markets (1.7%)
30,000,000	USAA Capital Corp., 0.30%, 3/10/16 (a)	29,997,525
Consumer Finance (1.7%)
30,000,000	Toyota Motor Credit Corp., 0.33%, 3/24/16 (a)	29,993,483
Food Products (1.7%)
30,000,000	Nestle Capital Corp., 0.29%, 3/7/16 (a)(b)	29,998,300
Industrial Conglomerates (1.4%)
25,000,000	General Electric Co., 0.41%, 3/30/16 (a)	24,991,542
IT Services (1.7%)
30,000,000	IBM Corp., 0.41%, 3/31/16 (a)(b)	29,989,500
Oil, Gas & Consumable Fuels (1.7%)
30,000,000	Exxon Mobil Corp., 0.37%, 3/22/16 (a)	29,993,175
Pharmaceuticals (1.2%)
21,500,000	Novartis Finance Corp., 0.34%, 3/11/16 (a)(b)	21,497,790
Sovereign (1.7%)
30,000,000	Government of Canada, 0.37%, 3/10/16 (a)	29,996,925
Technology Hardware, Storage & Peripherals (1.7%)
30,000,000	Apple, Inc., 0.39%, 3/28/16 (a)(b)	29,991,000
Total Commercial Paper		316,420,740

U.S. Government Agency Securities (27.1%)
Federal Farm Credit Bank
10,000,000	0.38%, 3/15/16 (c)	9,999,981
10,000,000	0.38%, 3/2/16 (c)	10,000,000
		19,999,981
Federal Home Loan Bank
30,000,000	0.35%, 4/14/16 (a)	29,986,983
50,000,000	0.37%, 4/21/16 (a)	49,973,438
30,000,000	0.37%, 5/11/16 (a)	29,978,108
10,000,000	0.37%, 5/26/16 (c)	9,999,874
30,000,000	0.38%, 7/22/16 (c)	30,000,578
10,000,000	0.39%, 8/26/16 (c)	10,000,000
23,802,000	0.40%, 5/17/16 (a)	23,781,636
60,000,000	0.41%, 3/28/16 (a)	59,981,101
20,000,000	0.46%, 8/26/16 (a)	19,954,511
30,000,000	0.49%, 8/24/16 (a)	29,928,133
30,000,000	0.49%, 8/26/16	30,000,000
		323,584,362
Federal Home Loan Mortgage Corp.
25,000,000	0.39%, 6/8/16 (a)	24,973,188
50,000,000	0.47%, 8/5/16 (a)	49,896,206
		74,869,394
Federal National Mortgage Assoc.
60,000,000	0.29%, 4/14/16 (a)	59,978,000
Total U.S. Government Agency Securities		478,431,737

Shares or
Principal		Amortized Cost
Amount	Security Description	or Value

U.S. Treasury Obligations (9.6%)
U.S. Treasury Notes
$70,000,000	0.37%, 10/31/16 (c)	$70,003,786
50,000,000	0.39%, 4/30/16 (c)	50,001,266
20,000,000	0.39%, 7/31/16 (c)	20,002,447
30,000,000	0.40%, 1/31/17 (c)	30,003,910
		170,011,409
Total U.S. Treasury Obligations		170,011,409
Repurchase Agreements (30.8%)
25,000,000	Bank of Montreal, 0.27%, 3/1/16, (Purchased on 2/29/16, proceeds at maturity $25,000,188, collateralized by various U.S. Treasury Obligations, (1.38% - 4.63%), (2/15/40- 2/15/44), fair value of $25,500,113)	25,000,000
180,000,000	Credit Agricole CIB, 0.30%, 3/1/16, (Purchased on 2/29/16, proceeds at maturity $180,001,500, collateralized by U.S. Treasury Notes, (1.75%), (12/31/20), fair value of $183,600,065)	180,000,000
40,000,000	Goldman Sachs & Co., 0.28%, 3/1/16, (Purchased on 2/29/16, proceeds at maturity $40,000,311, collateralized by various U.S. Government Agency Obligations, (0.38% - 6.75%), (7/5/16 - 9/27/32), fair value of $40,800,962)	40,000,000
100,000,000	RBC Capital Markets, LLC, 0.28%, 3/1/16, (Purchased on 2/29/16, proceeds at maturity $100,000,778, collateralized by various U.S. Government Agency Obligations, (0.00% - 7.25%), (3/11/16 - 7/15/36), fair value of $102,001,436	100,000,000
200,000,000	Wells Fargo Securities, LLC, 0.30%, 3/1/16, (Purchased on 2/29/16, proceeds at maturity $200,001,667, collateralized by various U.S. Treasury Obligations, (0.00% - 6.16%), (7/22/16 - 8/6/37, fair value of $204,000,208)	200,000,000
Total Repurchase Agreements		545,000,000

Investment Companies (8.5%)
75,000,000	Goldman Sachs Financial Square Prime Obligations Fund, 0.40%(d)	75,000,000
75,000,000	Short-Term Investments Trust, Government & Agency Portfolio, Institutional Class, 0.25%(d)	75,000,000
Total Investment Companies		150,000,000

See notes to financial statements.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments, Concluded

February 29, 2016
(Unaudited)

Principal
Amount	Security Description	Amortized Cost

Time Deposits (6.1%)
$25,000,000	BNP Paribas Cayman Islands, 0.25%, 3/1/16	$25,000,000
25,000,000	Canadian Imperial Bank of Commerce NY, 0.28%, 3/1/16	25,000,000
25,000,000	Credit Agricole CIB Grand Cayman, 0.30%, 3/1/16	25,000,000
8,064,303	Royal Bank of Canada, 0.15%, 3/1/16	8,064,303

Principal
Amount	Security Description	Amortized Cost

Time Deposits, continued:
$25,000,000	Societe Generale, 0.24%, 3/1/16	$25,000,000
Total Time Deposits		108,064,303

Total Investments (Cost $1,767,928,189)(e) - 100%		1,767,928,189
Other assets in excess of liabilities — 0.0%		78,231
Net Assets - 100%		$1,768,006,420

(a)	Rate represents the effective yield at purchase.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.
(e)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds (89.3%)
Variable Rate Demand Notes (85.8%)
Alaska (5.7%)
$8,900,000	Alaska State International Airports Revenue, 0.02%, next reset date 3/7/16, final maturity 10/1/30, Callable 3/7/16 @ 100, Enhanced by: LOC(a)	$8,900,000
8,000,000	Valdez Alaska Marine Terminal Revenue, 0.01%, next reset date 3/1/16, final maturity 12/1/29, Insured by: GTY(a)	8,000,000
		16,900,000
Colorado (1.5%)
4,600,000	Castle Rock Colorado Certificate of Participation, 0.04%, next reset date 3/7/16, final maturity 9/1/37, Enhanced by: LOC(a)	4,600,000
District of Columbia (6.1%)
10,000,000	District of Columbia Revenue, 0.01%, next reset date 3/7/16, final maturity 11/1/45, Callable 3/7/16 @ 100, Enhanced by: LOC(a)	10,000,000
8,580,000	Metropolitan Washington Dc Airports System Revenue, 0.02%, next reset date 3/7/16, final maturity 10/1/39, Callable 3/7/16 @ 100, Enhanced by: LOC(a)	8,580,000
		18,580,000
Florida (1.5%)
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.04%, next reset date 3/7/16, final maturity 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
Illinois (5.7%)
8,200,000	Cook County Illinois Revenue, 0.01%, next reset date 3/7/16, final maturity 5/1/35, Enhanced by: LOC(a)	8,200,000
9,100,000	Illinois State Finance Authority Revenue, 0.01%, next reset date 3/7/16, final maturity 2/15/33, Callable 3/7/16 @ 100, Enhanced by: LOC(a)	9,100,000
		17,300,000
Indiana (6.2%)
10,050,000	Indiana Municipal Power Agency Revenue, 0.01%, next reset date 3/7/16, final maturity 1/1/18, Enhanced by: LOC(a)	10,050,000
8,600,000	Indiana State Financial Authority Hospital Revenue, 0.01%, next reset date 3/7/16, final maturity 3/1/33, Enhanced by: LOC(a)	8,600,000
		18,650,000
Kentucky (0.9%)
2,800,000	Jeffersontown Kentucky Lease Program Revenue, 0.03%, next reset date 3/7/16, final maturity 3/1/30, Enhanced by: LOC(a)	2,800,000

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Lousiana (2.3%)
$7,000,000	Louisiana State Public Facilities Authority Revenue, 0.01%, next reset date 3/7/16, final maturity 7/1/47, Callable 3/7/16 @ 100, Enhanced by: LOC(a)	$7,000,000
Mississippi (3.0%)
9,000,000	Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, 0.01%, next reset date 3/7/16, final maturity 12/1/30, Insured by: GTY(a)	9,000,000
Missouri (2.7%)
8,130,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.04%, next reset date 3/7/16, final maturity 11/1/18, Enhanced by: LOC(a)	8,130,000
Montana (2.3%)
7,000,000	Forsyth Montana Pollution Control Revenue, 0.01%, next reset date 3/1/16, final maturity 1/1/18, Enhanced by: LOC(a)	7,000,000
Nevada (6.6%)
10,000,000	Clark County Nevada Airport Revenue, 0.01%, next reset date 3/7/16, final maturity 7/1/40, Callable 3/7/16 @ 100, Enhanced by: LOC(a)	10,000,000
10,000,000	Clark County Nevada Industrial Development Revenue, 0.03%, next reset date 3/7/16, final maturity 12/1/39, Callable 3/7/16 @ 100, Enhanced by: LOC(a)	10,000,000
		20,000,000
New York (3.3%)
10,000,000	New York State, 0.01%, next reset date 3/7/16, final maturity 4/1/42, Callable 3/7/16 @ 100, Enhanced by: LOC(a)	10,000,000
North Carolina (2.1%)
6,400,000	North Carolina State Medical Care Commission Health Care Facilities Revenue, 0.01%, next reset date 3/7/16, final maturity 10/1/38, Enhanced by: LOC(a)	6,400,000
Oregon (3.1%)
9,500,000	Salem Oregon Hospital Facilities Authority Revenue, 0.01%, next reset date 3/7/16, final maturity 8/15/34, Callable 3/7/16 @ 100, Enhanced by: LOC(a)	9,500,000
Pennsylvania (9.3%)
8,200,000	Delaware River Port Authority Pennsylvania & New Jersey Revenue, 0.01%, next reset date 3/7/16, final maturity 1/1/26, Enhanced by: LOC(a)	8,200,000
13,000,000	Philadelphia Pennsylvania School District, 0.02%, next reset date 3/7/16, final maturity 9/1/30, Callable 4/1/16 @ 100, Enhanced by: LOC(a)	13,000,000

See notes to financial statements.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Concluded

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Pennsylvania, continued:

$7,000,000	Philadelphia Pennsylvania, GO, 0.01%, next reset date 3/7/16, final maturity 8/1/31, Callable 3/7/16 @ 100, Enhanced by: LOC(a)	$7,000,000
		28,200,000
South Carolina (3.2%)
5,625,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, 0.01%, next reset date 3/7/16, final maturity 11/1/25, Enhanced by: LOC(a)	5,625,000
4,060,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, 0.07%, next reset date 3/7/16, final maturity 3/1/27, Enhanced by: LOC(a)	4,060,000
		9,685,000
Tennessee (1.5%)
4,525,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.06%, next reset date 3/7/16, final maturity 11/1/27, Enhanced by: LOC(a)	4,525,000
Texas (5.0%)
5,965,000	Austin Texas Hotel Occupancy Tax Revenue, 0.03%, next reset date 3/7/16, final maturity 11/15/29, Enhanced by: LOC(a)	5,965,000
9,000,000	North Texas Tollway Authority Revenue, 0.01%, next reset date 3/7/16, final maturity 1/1/49, Pre-refunded 4/1/16 @ 100, Enhanced by: LOC(a)	9,000,000
		14,965,000
Utah (2.9%)
9,000,000	Emery County Utah Pollution Control Revenue, 0.02%, next reset date 3/7/16, final maturity 11/1/24, Enhanced by: LOC(a)	9,000,000
Virginia (2.7%)
8,265,000	Hanover County Virginia Economic Development Authority Revenue, 0.01%, next reset date 3/7/16, final maturity 11/1/25, Enhanced by: LOC(a)	8,265,000
Washington (3.4%)
10,000,000	Washington State Health Care Facilities Authority Revenue, 0.02%, next reset date 3/7/16, final maturity 8/15/41, Enhanced by: LOC(a)	10,000,000

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Wisconsin (4.8%)
$5,545,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.01%, next reset date 3/7/16, final maturity 9/1/40, Enhanced by: LOC(a)	$5,545,000
8,850,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.01%, next reset date 3/7/16, final maturity 3/1/36, Enhanced by: LOC(a)	8,850,000
		14,395,000
Total Variable Rate Demand Notes		259,485,000

Fixed Rate Municipal Bonds (3.5%)
Massachusetts (3.5%)
10,000,000	Massachusetts State, 2.00%, final maturity 4/27/16	10,029,284
Total Fixed Rate Municipal Bonds		10,029,284
Total Municipal Bonds		269,514,284

Municipal Commercial Paper (6.0%)
Illinois (3.0%)
9,000,000	Illinois Educational Facilities Authority Revenue, 0.09%, final maturity 4/7/16, Callable 3/7/16 @ 100, Enhanced by: LOC	9,000,000
Virginia (3.0%)
9,000,000	Peninsula Ports Authority of Virginia Revenue, 0.12%, final maturity 3/17/16, Enhanced by: LOC	9,000,000
Total Municipal Commercial Paper		18,000,000

Investment Companies (4.7%)
7,460,195	Goldman Sachs Financial Square Funds-Tax Free Money Market Fund, 0.15%(b)	7,460,194
6,574,572	SEI Tax-Exempt Trust Institutional Tax Free Fund, Class A, 0.01%(b)	6,574,572
Total Investment Companies		14,034,766

Total Investments (Cost $301,549,050)(c) - 100%		301,549,050
Other assets in excess of liabilities — 0.0%		98,059
Net Assets - 100%		$301,647,109

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016. The Fund has the option to put (sell) the security back to the issuer’s agent on the next and subsequent reset dates.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

AMT	Alternative Minimum Tax
GO	General Obligations
GTY	Guarantor Agreement
LOC	Letter of Credit

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (91.8%)
Alabama (1.7%)
$580,000	Madison County Alabama, GO, 4.00%, 9/1/24	$678,600
Arizona (6.7%)
650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Pre-refunded 10/1/16 @ 100	667,862
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Pre-refunded 7/1/18 @ 100	805,680
500,000	Gila County Arizona School Unified District #10 Payson, GO, 5.00%, 7/1/26, Callable 7/1/24 @ 100*	612,810
500,000	Tucson Arizona Water Revenue, 5.00%, 7/1/25	633,865
		2,720,217
California (0.2%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,282
Colorado (3.9%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	957,803
500,000	El Paso County Colorado School District #20, 4.00%, 12/15/25, Callable 12/15/24 @ 100, Insured by: State Aid Withholding*	576,255
		1,534,058
Georgia (1.0%)
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	391,073
Hawaii (2.0%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Pre-refunded 7/1/17 @ 100, Insured by: AGM	794,663
Illinois (3.1%)
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: FSA	235,270
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Insured by: AGM, ETM	326,715
10,000	Will County Illinois Community High School District No. 210 Lincoln-Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL-RE, FGIC	10,353
660,000	Will County Illinois Community High School District No. 210 Lincoln-Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL-RE, FGIC, ETM	684,836
		1,257,174

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Indiana (1.3%)
$500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	$538,150
Iowa (1.9%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	782,302
Maryland (1.4%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Pre-refunded 3/15/17 @ 100	575,900
Massachusetts (1.6%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: NATL-RE	662,794
Minnesota (2.0%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	826,492
North Carolina (2.0%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	807,945
Oregon (1.9%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 100*	774,150
Pennsylvania (5.8%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Pre-refunded 5/15/18 @ 100, Insured by: State Aid Withholding	820,253
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	716,911
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	818,903
		2,356,067
South Carolina (2.1%)
775,000	South Carolina State, GO, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	851,135
Tennessee (2.0%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	814,680
Texas (32.9%)
300,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	338,553
610,000	Archer City Texas Independent School District, GO, Series B, 4.00%, 8/15/26, Callable 8/15/25 @ 100, Insured by: PSF-GTD*	706,038
550,000	Del Valle Independent School District, GO, 4.00%, 6/15/26, Callable 6/15/24 @ 100, Insured by: PSF-GTD*	624,580

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	$652,743
500,000	Houston Texas Community College, GO, 5.00%, 2/15/37, Continuously Callable @ 100	519,515
150,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Callable 11/15/17 @ 100, Insured by: AGM*	160,880
475,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Pre-refunded 11/15/17 @ 100, Insured by: AGM	509,618
740,000	Kerr County Texas, Ltd. Tax, GO, 4.00%, 2/15/25, Callable 2/15/24 @ 100*	851,214
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: GTY	677,325
500,000	Lancaster Texas, GO, 5.00%, 2/15/25	627,480
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	841,680
500,000	Liberty Hill Texas Independent School District, GO, 5.00%, 8/1/35, Continuously Callable @ 100, Insured by: PSF-GTD	559,925
600,000	San Antonio Texas Water Revenue, 5.00%, 5/15/26, Callable 5/15/25 @ 100*	748,272
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Pre-refunded 8/15/17 @ 100, Insured by: AGM	532,070
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Continuously Callable @ 100, Insured by: PSF-GTD	549,820
420,000	Texas State Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Callable 4/1/17 @ 100*	435,347
125,000	Texas State Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Pre-refunded 4/1/17 @ 100	130,229
30,000	Texas Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Pre-refunded 4/1/17 @ 100	31,255
625,000	Waco Texas, GO, 4.00%, 2/1/25, Callable 2/1/24 @ 102*	708,694
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Pre-refunded 2/15/18 @ 100, Insured by: PSF-GTD	492,485
750,000	Williamson County Texas Pass-Through Toll Bond, GO, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	839,099
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	693,114

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Pre-refunded 8/15/16 @ 100, Insured by: PSF-GTD	$1,072,280
		13,302,216
Utah (1.9%)
700,000	Utah State Transit Authority Sales Tax Revenue, Series A, 5.00%, 6/15/32, Pre-refunded 6/15/18 @ 100, Insured by: AGM	768,726
Virginia (2.0%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Pre-refunded 4/1/19 @ 100, Insured by: State Aid Withholding	824,168
Washington (9.9%)
500,000	King County Washington Public Hospital District No.1, GO, Series B, 5.25%, 12/1/37, Continuously Callable @ 100	542,610
500,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Continuously Callable @ 100	577,660
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Continuously Callable @ 100, Insured by: AGM	544,740
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	846,539
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	790,237
605,000	Washington State, GO, Series B-1, 5.00%, 8/1/25, Continuously Callable @ 100	719,853
		4,021,639
West Virginia (1.6%)
500,000	West Virginia State, GO, 5.00%, 11/1/26	645,585
Wisconsin (2.9%)
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	562,584
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	615,312
		1,177,896
Total Municipal Bonds		37,185,912

Investment in Affiliates (7.5%)
3,039,116	Cavanal Hill Tax-Free Money Market Fund, Institutional Class, 0.00%(a)	3,039,116
Total Investment in Affiliates		3,039,116

Total Investments (Cost $38,084,732)(b) - 99.3%		40,225,028
Other assets in excess of liabilities — 0.7%		282,575
Net Assets - 100%		$40,507,603

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded

February 29, 2016
(Unaudited)

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
GTY	Guarantor Agreement
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed

See notes to financial statements.

Cavanal Hill Funds

Short-Term Income Fund

Schedule of Portfolio Investments

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (6.0%)
$678,941	ACS Pass Through Trust, Series 2007-1A, Class G1, 0.74%, 6/14/37(a)(b)	$662,816
222,005	Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.69%, 5/10/32(a) (b)	219,230
210,018	Bayview Financial Acquisition Trust, Series 2003-AA, Class M2, 5.28%, 2/25/33(b)	209,803
194,158	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	213,688
1,121,392	BCC Funding Corp., Series 2014-1A, Class A, 1.79%, 6/20/20(b)	1,113,507
44,607	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34(a)	45,276
29,095	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(a)	29,418
23,945	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 0.65%, 1/15/34(a)	21,863
637,402	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.31%, 11/25/34(a)	207,983
242,973	GSAMP Trust, Series 2005-HE4, Class M1, 0.89%, 7/25/45(a)	242,563
1,285	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(a)	1,286
114,146	Morgan Stanley Capital, Inc., Series 04-SD3, Class A, 0.90%, 6/25/34(a)(b)(c)	114,226
640,530	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(b)	640,157
2,151,100	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21(a)(b)	2,151,102
1,792,873	Raspro Trust, Series 2005-1A, Class G, 0.97%, 3/23/24(a)(b)	1,714,154
296,553	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	293,193
77,555	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A7, 4.79%, 6/25/33(a)	79,151
16,329	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(a)	16,478
52,757	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 4.37%, 7/25/33(a)	52,564
4,911	Residential Funding Mortgage Securities I, Inc., Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	4,906
44,795	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 5.00%, 12/25/33(a)	45,217
293,502	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.22%, 5/25/35(a)	241,859
Total Asset Backed Securities		8,320,440

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities† (41.5%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.0%)
$206,708	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.63%, 2/25/36(a)	$142,806
16,617	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.29%, 7/25/35(a)	13,517
44,073	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.60%, 7/20/35(a)	34,321
3,431	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 0.54%, 10/25/36(a)	2,135
91,453	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32%, 10/25/33(a)	91,597
21,267	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34(a)	21,551
11,619	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36(a)	9,331
33,203	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.22%, 9/25/34(a)	32,073
564,832	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(a)(b)	572,550
22,816	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 2.78%, 4/21/34(a)	22,767
58,058	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.01%, 8/25/35(a)	56,055
517,142	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36(a)	238,915
115,560	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.35%, 9/25/34(a)	112,880
46,462	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 3.88%, 1/25/36(a)	36,915
44,645	Structured Asset Securities Corp., Series 2004-11XS, Class 1A4A, 5.84%, 6/25/34(a)	44,888
		1,432,301
Alt-A - Fixed Rate Mortgage Backed Securities (1.4%)
30,470	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	26,037
49,234	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	43,510
8,217	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	8,399
53,636	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	48,736
38,836	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	32,125
38,428	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	31,717

See notes to financial statements.

Cavanal Hill Funds

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$38,805	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	$33,408
236,152	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	179,142
112,173	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	115,045
115,211	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	91,846
23,697	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19	23,884
74,555	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	76,445
94,985	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	97,021
6,942	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	7,258
525,005	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	552,570
29,389	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	29,922
10,226	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	10,355
147,931	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18	148,674
25,220	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19	25,352
102,548	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	102,483
79,933	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	63,366
6,278	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	6,285
6,246	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	6,548
6,634	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	6,671
59,955	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	39,122
57,478	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	48,252
43,484	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	44,512
		1,898,685
Commercial Mortgage Backed Securities (8.2%)
875,018	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	894,185
2,700,479	CD Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	2,717,713
785,563	Credit Suisse Mortgage Trust, Series 2007-C4, Class A4, 5.95%, 9/15/39(a)	813,822

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Commercial Mortgage Backed Securities, continued:
$899,283	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	$917,482
2,842,205	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3, 5.17%, 12/12/49	2,875,142
1,485,254	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 5.99%, 8/15/45(a)(b)	1,521,943
23,903	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, 5.13%, 1/15/41	23,877
1,630,503	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.76%, 7/15/45(a)	1,628,621
		11,392,785
Prime Adjustable Rate Mortgage Backed Securities (5.0%)
128,834	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.48%, 3/25/35(a)	120,229
30,574	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.99%, 5/25/35(a)	29,635
384,651	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36(a)	168,851
13,548	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.62%, 6/25/34(a)	13,302
25,218	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.73%, 2/25/36(a)	22,392
32,544	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 2.75%, 7/25/33(a)	32,396
22,526	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 2.80%, 9/25/33(a)	22,133
18,294	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 3.48%, 11/20/36(a)	14,919
14,867	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.59%, 9/25/34(a)	13,839
27,132	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.66%, 10/25/35(a)	26,466
99,847	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.84%, 10/25/36(a)	82,675
17,587	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.86%, 1/25/35(a)	17,439
72,269	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.33%, 3/25/31(a)	72,695
33,393	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.39%, 7/25/37(a)	30,581
51,575	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.71%, 8/25/35(a)	50,491

See notes to financial statements.

Cavanal Hill Funds

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$1,536,729	Coast Savings & Loan Association, Series 1992-1, Class A, 2.63%, 7/25/22(a)	$1,527,101
77,539	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.73%, 8/25/34(a)	66,308
11,610	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.80%, 2/25/34(a)	11,264
28,544	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.87%, 2/19/34(a)	28,265
530	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.03%, 9/25/33(a)	493
47,034	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.53%, 11/25/32(a)	12,253
82,462	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.81%, 11/25/34(a)	82,297
147,844	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 2.20%, 6/26/37(a)(b)	147,411
348,965	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.72%, 7/27/36(a)(b)	346,926
34,836	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.66%, 10/25/35(a)	28,550
207,778	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.04%, 11/19/35(a)	192,030
179,077	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.24%,7/25/35(a)(b)	179,273
71,566	GSR Mortgage Loan Trust, Series 2005- AR7, Class 2A1, 2.74%, 11/25/35(a)	68,125
85,377	GSR Mortgage Loan Trust, Series 2005- AR2, Class 1A2, 2.89%, 4/25/35(a)	80,769
29,701	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 2.82%, 12/19/35(a)	25,769
169,146	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 2.98%, 1/19/35(a)	147,384
27,109	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.50%, 8/25/34(a)	23,628
91,931	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.58%, 8/25/34(a)	87,415
8,410	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 2.77%, 10/25/34(a)	8,120
117,994	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 2.80%, 9/25/36(a)	98,133
78,241	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 2.88%, 8/25/36(a)	54,127
48,095	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 4.44%, 7/25/36(a)	39,524

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$7,580	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 2.60%, 8/25/36(a)	$6,537
13,843	JPMorgan Mortgage Trust, Series 2005- A4, Class 3A1, 2.39%, 7/25/35(a)	13,705
63,764	JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 1.97%, 1/26/37(a)(b)	63,287
4,044	JPMorgan Re-REMIC, Series 2009-7, Class 8A1, 3.10%, 1/27/47(a)(b)	4,040
152,483	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(a)(b)	153,211
2,578	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.24%, 9/25/17(a)	2,610
3,510	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.57%, 2/25/34(a)	3,510
26,888	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.74%, 7/25/34(a)	26,767
36,615	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.27%, 12/25/34(a)	36,446
80,608	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.64%, 8/25/34(a)	80,119
51,090	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.86%, 8/25/34(a)	50,106
1,656	RAAC, Series 2004-SP2, Class A1, 5.83%, 1/25/17(a)	1,657
39,611	RBSSP Resecuritization Trust, Series 2009-9, Class 13A1, 0.71%, 5/26/37(a)(b)	39,382
37,008	Sequoia Mortgage Trust, Series 12-2, Class A2, 3.50%, 4/25/42(a)	37,114
95,621	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.45%, 6/25/34(a)	92,556
425,469	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.58%, 4/25/34(a)	418,141
13,799	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 2.62%, 12/25/35(a)	13,356
72,784	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.62%, 11/25/34(a)	72,455
5,004	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.64%, 2/25/34(a)	4,983
83,118	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.66%, 12/25/34(a)	78,222
30,152	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.77%, 12/27/35(a)	23,536
47,238	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.55%, 7/25/33(a)	46,052

See notes to financial statements.

Cavanal Hill Funds

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$1,349,156	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 5/15/46	$1,391,884
33,531	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 2.80%, 8/20/35(a)	12,693
4,755	Washington Mutual, Series 2006-AR8, Class 1A1, 2.41%, 8/25/46(a)	4,017
18,800	Washington Mutual, Series 2004-AR3, Class A2, 2.46%, 6/25/34(a)	18,873
20,696	Washington Mutual Mortgage Pass- Through Certificates, Series 2004- AR10, Class A1B, 0.86%, 7/25/44(a)	19,654
158,610	Washington Mutual Mortgage Pass- Through Certificates, Series 2006- AR14, Class 1A1, 2.17%, 11/25/36(a)	136,347
25,904	Washington Mutual Mortgage Pass- Through Certificates, Series 2006- AR10, Class 1A2, 2.41%, 9/25/36(a)	23,196
11,874	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 2.71%, 12/25/34(a)	11,891
14,162	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 2.74%, 6/25/34(a)	14,367
41,161	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.74%, 8/25/33(a)	42,052
23,012	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 2.74%, 6/25/34(a)	22,940
8,286	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 2.74%, 4/25/36(a)	8,028
83,323	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.76%, 2/25/35(a)	82,471
18,487	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 2.78%, 7/25/34(a)	18,642
		7,048,055
Prime Fixed Mortgage Backed Securities (1.4%)
744	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	748
54,002	BNPP Mortgage Securities LLC, Series 2009-1, Class A1, 6.00%, 8/27/37(b)	54,868
20	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	20
52,780	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	54,019
191,187	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	193,721
21,000	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	22,450

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$75,810	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	$76,687
9,040	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	9,076
189,669	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	192,389
92,331	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	93,855
45,179	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	47,188
137,111	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	52,312
69,985	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	75,965
53,429	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	40,921
74,607	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	72,159
31,990	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	32,482
43,984	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	36,426
84,113	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(b)	86,368
26,758	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	22,166
8,614	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18	8,584
65,587	Master Asset Securitization Trust, Series 2003-11, Class 10A1, 5.00%, 12/25/18	65,560
12,638	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	12,635
4,022	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	4,068
11,483	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	12,081
1,292	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	1,293
12,487	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20	12,655
187,309	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.62%, 9/25/33(a)	101,965
16	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	16
2	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	2

See notes to financial statements.

Cavanal Hill Funds

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$21,920	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	$20,389
39,967	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	41,202
168,901	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	168,037
120,646	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	122,206
2,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	2,046
13,358	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	13,270
5,706	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	5,776
4,168	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	4,187
468	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	472
10,828	Washington Mutual Mortgage Pass- Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18	10,995
147,348	Washington Mutual Mortgage Pass- Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19	149,248
51,546	Washington Mutual Mortgage Pass- Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19	52,860
		1,973,367
U.S. Government Agency Mortgage Backed Securities (24.5%)
1,194,269	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	1,186,614
975,512	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	977,424
723,354	Fannie Mae, Series 2013-68, Class LE, 2.00%, 4/25/43	723,647
46,809	Fannie Mae, 2.05%, 1/1/35, Pool #805386(a)	48,431
370,637	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	369,433
735,772	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	744,274
22,294	Fannie Mae, 2.37%, 12/1/22, Pool #303247(a)	23,123
12,256	Fannie Mae, 2.42%, 6/1/32, Pool #725286(a)	12,928
259,215	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	265,453
3,620,413	Fannie Mae, Series 2013-50, Class BE, 2.50%, 8/25/42	3,726,929
1,450,258	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	1,487,576
58,776	Fannie Mae, 2.58%, 2/1/30, Pool #556998(a)	60,285
406,206	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	423,256
596,550	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	614,238

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$761,488	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	$772,796
1,556,982	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	1,599,971
2,494,463	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	2,593,820
44,464	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(a)	48,986
5,342	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	5,772
21,340	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(a)	25,650
271	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	304
1,026	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	1,142
6,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	6,796
14,481	Fannie Mae Whole Loan, Series 2001- W2, Class AF6, 6.59%, 10/25/31(a)	15,677
610,646	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	603,187
2,571,250	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	2,581,934
790	Freddie Mac, 1.75%, 3/1/17, Pool #350044(a)	801
920,828	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	920,451
797,577	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	795,431
1,350,609	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	1,360,493
15,577	Freddie Mac, 2.01%, 4/1/36, Pool #1N0148(a)	16,205
1,010,752	Freddie Mac, Series 3747, Class HK, 2.50%, 7/15/37	1,031,570
239,060	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	244,559
1,475,978	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	1,494,074
310,382	Freddie Mac, Series 3752, Class JA, 2.75%, 4/15/40	316,127
345,040	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	350,673
1,042,270	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	1,063,158
279,428	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	287,632
1,394,741	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	1,455,156
2,463,397	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	2,618,996
2,129,165	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	2,249,021
49,700	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	53,055
195,807	Freddie Mac, Series 3819, Class JP, 4.00%, 8/15/39	199,103
9,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	9,620

See notes to financial statements.

Cavanal Hill Funds

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$4,890	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	$5,145
3,828	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	4,067
3,027	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	3,280
401	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	421
2,443	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	2,648
1,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	1,129
4,279	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	4,767
3,176	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	3,601
4,795	Government National Mortgage Assoc., 1.62%, 12/20/27, Pool #80141(a)	4,958
6,957	Government National Mortgage Assoc., 1.62%, 11/20/29, Pool #876947(a)	7,060
6,891	Government National Mortgage Assoc., 1.75%, 1/20/23, Pool #8123(a)	7,092
4,151	Government National Mortgage Assoc., 1.75%, 3/20/26, Pool #8832(a)	4,267
4,793	Government National Mortgage Assoc., 1.75%, 3/20/29, Pool #80263(a)	4,889
26,136	Government National Mortgage Assoc., 1.75%, 5/20/34, Pool #80916(a)	26,902
438,036	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	413,317
7,613	Government National Mortgage Assoc., 2.00%, 1/20/25, Pool #8580(a)	7,858
3,263	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool #8437(a)	3,264
3,695	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool #8889(a)	3,783
11,070	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool #8585(a)	11,351
153,254	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40	155,262
155	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	178
160	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	177
45	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	46
446	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	465
		34,061,698
Total Mortgage Backed Securities		57,806,891

Shares or Principal Amount	Security Description	Value

Corporate Bonds (8.7%)
Banks (0.7%)
$950,000	PNC Funding Corp., 2.70%, 9/19/16, Callable 8/19/16 @ 100 *	$957,689
Capital Markets (0.3%)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	157,000
500,000	Preferred Term Securities IX, 2.40%, 4/3/33, Continuously Callable @ 100 (a)(e)	285,000
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36 (e)(f)	12,704
		454,704
Consumer Finance (1.2%)
1,650,000	Toyota Motor Credit Corp., 0.75%, 3/3/17, Callable 3/5/16 @ 100, MTN *(a)(c)	1,650,046
Diversified Financial Services (0.8%)
1,150,000	BP Capital Markets PLC, 1.38%, 5/10/18	1,125,193
Internet Software & Services (1.9%)
1,250,000	eBay, Inc., 1.10%, 8/1/19 (a)	1,211,754
1,393,000	eBay, Inc., 1.35%, 7/15/17	1,388,882
		2,600,636
Real Estate Management & Development (1.4%)
1,910,000	Fishers Lane LLC, 2.03%, 4/5/17 (b)	1,910,001
Specialty Retail (2.4%)
3,372,000	Home Depot, Inc., 5.40%, 3/1/16	3,372,389
Total Corporate Bonds		12,070,658

U.S. Government Agency Securities (3.2%)
Fannie Mae Strips
1,000,000	0.88%, 11/15/16 (f)	993,699
Freddie Mac
3,500,000	1.00%, 9/29/17	3,508,715
Total U.S. Government Agency Securities		4,502,414

U.S. Treasury Obligations (38.5%)
U.S. Treasury Notes
6,000,000	0.38%, 4/30/16	6,000,636
10,000,000	0.63%, 12/31/16	9,996,480
10,000,000	0.88%, 11/30/16	10,017,580
9,550,000	0.88%, 11/30/17	9,564,545
12,000,000	1.00%, 10/31/16	12,031,404
6,000,000	2.00%, 4/30/16	6,016,392
Total U.S. Treasury Obligations		53,627,037

Investment in Affiliates (9.3%)
13,006,337	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	13,006,337
Total Investment in Affiliates		13,006,337

Total Investments (Cost $152,478,711)(h) - 107.2%		149,333,777
Liabilities in excess of other assets — -7.2%		(10,020,919)
Net Assets - 100%		$139,312,858

See notes to financial statements.

Cavanal Hill Funds

Short-Term Income Fund

Schedule of Portfolio Investments, Concluded

February 29, 2016
(Unaudited)

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.
The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at
February 29, 2016.
(e)	Issuer has defaulted on the payment of interest.
(f)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.
The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 29, 2016, illiquid securities were
0.2% of the Fund’s net assets.
(g)	Rate represents the effective yield at purchase.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to financial statements.

Cavanal Hill Funds

Intermediate Bond Fund

Schedule of Portfolio Investments

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (4.5%)
$304,417	ACS Pass Through Trust, Series 2007-1A, Class G1, 0.74%, 6/14/37(a)(b)	$297,187
336,601	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 1.15%, 10/25/34(a)	330,942
64,890	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	71,417
523,052	BCC Funding Corp., Series 2014-1A, Class A, 1.79%, 6/20/20(b)	519,373
17,124	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	17,283
156,993	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(b)	156,901
781,382	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21(a)(b)	781,382
477,283	Raspro Trust, Series 2005-1A, Class G, 0.97%, 3/23/24(a)(b)	456,328
371,806	Renaissance Home Equity Loan Trust, Series 2004-2, Class AF4, 5.39%, 7/25/34(a)	374,109
2,947	Residential Funding Mortgage Securities I, Inc., Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	2,944
89,898	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.08%, 5/25/35(a)	90,674
Total Asset Backed Securities		3,098,540

Mortgage Backed Securities† (39.9%)
Alt-A - Fixed Rate Mortgage Backed Securities (2.1%)
26,089	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	25,664
107,709	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	96,250
27,070	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	26,582
27,046	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	27,340
38,550	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	39,034
124,290	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	94,285
117,997	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.12%, 6/25/36(a)	96,444
21,724	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	22,024
15,050	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	15,124
37,410	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	37,410
15,649	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	16,046

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$98,378	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	$101,002
42,016	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	42,060
13,314	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	13,897
40,592	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	41,535
54,152	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	55,289
30,745	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(a)	31,043
51,684	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(a)	43,964
24,598	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(a)	24,823
115,277	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(a)	56,693
62,704	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(a)(b)	54,266
9,539	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	9,616
23,599	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	23,340
93,848	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	96,578
26,426	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	24,784
29,250	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	24,879
46,276	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	33,473
67,082	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	58,909
106,106	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	95,239
103,345	Washington Mutual Mortgage Pass- Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	91,139
		1,418,732
Commercial Mortgage Backed Securities (5.4%)
1,054,107	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	1,077,198
989,211	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,009,230
660,084	ML-CFC Commercial Mortgage Trust, Series 2007-5, Class A4, 5.38%, 8/12/48	672,395

See notes to financial statements.

Cavanal Hill Funds

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Commercial Mortgage Backed Securities, continued:
$707,264	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 5.99%, 8/15/45(a)(b)	$724,735
279,515	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.76%, 7/15/45(a)	279,192
		3,762,750
Prime Adjustable Rate Mortgage Backed Securities (1.7%)
21,256	Bank of America Funding Corp., Series 2004-B, Class 5A1, 3.04%, 11/20/34(a)	19,985
7,950	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 2.73%, 10/25/33(a)	8,135
35,588	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 3.01%, 11/25/34(a)	34,545
50,682	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.44%, 2/25/34(a)	48,521
43,077	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.73%, 8/25/34(a)	36,838
54,613	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.32%, 4/25/37(a)	41,003
13,857	JPMorgan Mortgage Trust, Series 2006- A2, Class 2A1, 2.61%, 4/25/36(a)	12,582
111,025	JPMorgan Mortgage Trust, Series 2005- A1, Class 3A4, 2.75%, 2/25/35(a)	112,624
618,260	JPMorgan Mortgage Trust, Series 2005- A6, Class 3A3, 2.76%, 9/25/35(a)	561,177
75,924	JPMorgan Mortgage Trust, Series 2006- A6, Class 1A4L, 3.14%, 10/25/36(a)	63,492
1,656	RAAC, Series 2004-SP2, Class A1, 5.83%, 1/25/17(a)	1,657
107,287	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-6XS, Class A4, 1.08%, 3/25/35(a)	106,958
124,450	Structured Mortgage Loan, Series 2004-3AC, Class A1, 2.48%, 3/25/34(a)	123,400
16,766	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 2.80%, 8/20/35(a)	6,346
3,242	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 2.75%, 5/25/34(a)	3,223
		1,180,486
Prime Fixed Mortgage Backed Securities (0.9%)
34,445	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35(a)	34,406
4,742	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	4,755
14,774	Bank of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	15,020
25,996	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	23,131
18,490	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	18,438

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$22,660	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	$23,824
22,253	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	22,309
20,630	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	21,114
10,045	Countrywide Home Loans, Series 2004- J6, Class 1A2, 5.25%, 8/25/24	9,874
23,078	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	21,356
9,949	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	10,137
41,873	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	43,627
28,936	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	29,714
24,202	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	24,602
2,778	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	2,803
1,514	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	1,549
2,729	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	2,760
54,034	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	56,527
5,610	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	5,856
124,873	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.62%, 9/25/33(a)	67,977
125,483	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	128,220
1	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	1
14,662	Residential Funding Mortgage Securities I, Inc., Series 2003-S12, Class 2A1, 4.00%, 12/25/32	14,666
20,957	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	20,850
347	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	348
8,769	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	8,811
3,557	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33	3,565

See notes to financial statements.

Cavanal Hill Funds

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$1,561	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	$1,629
		617,869
U.S. Government Agency Mortgage Backed Securities (29.8%)
149,284	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	148,327
1,049	Fannie Mae, Series 1992-45, Class F, 1.54%, 4/25/22(a)	1,032
455,433	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	455,249
162,585	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	162,904
185,318	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	184,716
294,310	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	297,711
6,886	Fannie Mae, 2.39%, 9/1/33, Pool #739372(a)	7,294
312,917	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	320,414
129,607	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	132,727
654,298	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	670,736
623,854	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	639,907
1,173,855	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	1,200,204
5,970	Fannie Mae, 2.73%, 1/1/37, Pool #906675(a)	6,371
2,014	Fannie Mae, 2.75%, 7/1/23, Pool #224951(a)	2,030
375,740	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	391,512
149,138	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	153,560
854,071	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	864,314
605,798	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	629,928
658,058	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	681,623
1,165,405	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	1,207,683
8,256	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	8,479
340	Fannie Mae, 6.00%, 4/1/35, Pool #735503	391
3,101	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	3,219
1	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	1
3,646	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	3,867
3,066	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	3,470
18,830	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	22,480
1,113	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	1,306

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$4,519	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	$5,012
2,437	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	2,695
383	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	424
1,662	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	1,825
526	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	572
728	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	802
344	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	378
268	Freddie Mac, Series 1222, Class P, 1.49%, 3/15/22(a)	263
152,661	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	150,797
359,825	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	361,320
546,266	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	550,415
1,370,801	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	1,381,631
442,692	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	441,500
416,090	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	419,111
491,131	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	494,725
252,688	Freddie Mac, Series 3747, Class HK, 2.50%, 7/15/37	257,892
556,252	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	562,812
668,056	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	681,270
309,388	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	313,181
734,083	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	756,099
589,739	Freddie Mac, Series 4511, Class PI, 2.50%, 9/15/45	601,648
875,818	Freddie Mac, Series 4496, Class DP, 2.50%, 6/15/45(a)	898,615
347,423	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	354,386
28,754	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	29,147
445,435	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	463,922
448,545	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	465,038
815,355	Freddie Mac, Series 4357, Class NW, 3.00%, 10/15/35	848,734
399,030	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	416,315
633,445	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	673,456
529,552	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	559,362

See notes to financial statements.

Cavanal Hill Funds

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$7,196	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	$7,268
34,668	Freddie Mac, 5.13%, 8/1/34, Pool #755230(a)	36,542
6,584	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	7,087
3,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	3,438
5,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	5,344
5,515	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	5,965
5,147	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	5,677
3,848	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	4,293
1,661	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	1,817
4,273	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	4,870
1,510	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	1,651
7,873	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	8,752
10,128	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	11,285
513	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	553
86	Freddie Mac, 9.00%, 5/1/16, Pool #170164	86
213	Freddie Mac, 9.00%, 6/1/16, Pool #170171	214
334	Freddie Mac, 9.00%, 9/1/16, Pool #170192	337
309,145	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	310,379
93,865	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	88,568
136,452	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	139,427
7,879	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	7,973
178	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	209
4,300	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	4,473
1,236	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	1,396
154	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	174
354	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	398
2,771	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	3,113
9,136	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	10,408

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$9,701	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	$10,689
422	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	429
		20,577,617
Total Mortgage Backed Securities		27,557,454
Corporate Bonds (6.2%)
Banks (0.6%)
365,000	Bank of America Corp., 6.50%, 7/15/18	398,281
Beverages (0.3%)
209,000	Diageo Capital PLC, 5.75%, 10/23/17	223,361
Capital Markets (2.1%)
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)	110
500,000	Preferred Term Securities IX, 2.40%, 4/3/33, Continuously Callable @ 100 (a)(d)	285,000
500,000	Preferred Term Securities XI, Class B-1, 2.13%, 9/24/33, Continuously Callable @ 100 (a)(d)	218,750
968,126	Preferred Term Securities XX, Class B-2, 0.96%, 3/22/38, Continuously Callable @ 100 (a)(b)	517,948
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36 (d)(e)	12,704
973,554	Preferred Term Securities XXVI, Series B-2, 1.07%, 9/22/37, Continuously Callable @ 100 (a)(b)	399,157
		1,433,669
Diversified Financial Services (0.5%)
400,000	BP Capital Markets PLC, 2.75%, 5/10/23	378,625
Diversified Telecommunication Services (0.1%)
39,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 4/7/16 @ 101 *	38,969
Internet Software & Services (0.6%)
400,000	eBay, Inc., 1.10%, 8/1/19 (a)	387,761
IT Services (0.5%)
400,000	International Business Machine Corp., 1.63%, 5/15/20	397,265
Real Estate Management & Development (1.5%)
585,000	Fishers Lane LLC, 2.03%, 4/5/17 (b)	585,000
424,231	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	445,193
		1,030,193
Total Corporate Bonds		4,288,124
Taxable Municipal Bonds (1.0%)
Illinois (0.8%)
500,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	512,360
Missouri (0.2%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	168,483
Total Taxable Municipal Bonds		680,843

See notes to financial statements.

Cavanal Hill Funds

Intermediate Bond Fund

Schedule of Portfolio Investments, Concluded

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities (7.1%)
Fannie Mae
$710,000	0.50%, 11/13/20, Callable 5/13/16 @ 100 *(f)	$710,131
675,000	0.50%, 11/19/20, Callable 5/19/16 @ 100 *(f)	674,013
650,000	1.00%, 9/30/20, Callable 3/30/16 @ 100 *(f)	650,060
750,000	1.00%, 12/14/20, Callable 6/14/16 @ 100 *(f)	749,883
$500,000	2.00%, 4/17/28, Callable 4/17/16 @ 100 *(f)	$500,858
		3,284,945
Fannie Mae Strips
1,000,000	0.88%, 11/15/16 (e)	993,699
Freddie Mac
650,000	1.00%, 1/29/21, Callable 4/29/16 @ 100 *(f)	650,315
Total U.S. Government Agency Securities		4,928,959

U.S. Treasury Obligations (37.8%)
U.S. Treasury Bonds
2,386,000	3.00%, 11/15/44	2,576,601

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations, continued:
U.S. Treasury Inflation Index Notes
$2,479,000	0.38%, 7/15/25	$2,490,268
	U.S. Treasury Notes
5,975,000	0.88%, 11/30/17	$5,984,099
4,000,000	1.00%, 10/31/16	4,010,469
2,867,000	1.25%, 12/15/18	2,895,559
4,375,000	1.38%, 10/31/20	4,404,737
500,000	1.50%, 7/31/16	502,099
3,112,000	2.25%, 11/15/25	3,250,581
		21,047,544
Total U.S. Treasury Obligations		26,114,413

Investment in Affiliates (3.1%)
2,155,002	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	2,155,002
Total Investment in Affiliates		2,155,002

Total Investments (Cost $71,024,658)(h) - 99.6%		68,823,335
Other assets in excess of liabilities — 0.4%		250,158
Net Assets - 100%		$69,073,493

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.

(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(c)	Issuer has defaulted on the payment of interest.

(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 29, 2016, illiquid securities were 0.5% of the Fund’s net assets.

(e)	Rate represents the effective yield at purchase.

(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 29, 2016.

(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.

(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to financial statements.

Cavanal Hill Fund
Bond Fund

Schedule of Portfolio Investments

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (2.3%)
$424,338	ACS Pass Through Trust, Series 2007-1A, Class G1, 0.74%, 6/14/37(a)(b)	$414,260
130,291	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	143,396
1,121,392	BCC Funding Corp., Series 2014-1A, Class A, 1.79%, 6/20/20(b)	1,113,506
32,535	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	32,837
39,689	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32(a)	43,964
251,188	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(b)	251,042
1,378,910	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21(a)(b)	1,378,909
4,422	RAAC, Series 2004-SP1, Class AI4, 5.28%, 8/25/27(a)	4,492
116,102	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(b)	112,461
Total Asset Backed Securities		3,494,867

Mortgage Backed Securities† (40.9%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.6%)
692,601	BCRR Trust, Series 2009-2A, Class 1A1A, 6.50%, 7/17/40(b)	701,437
114,630	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 2.69%, 11/25/36(a)	78,327
45,940	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34(a)	46,724
498,610	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A1A, 5.91%, 6/11/40(a)	519,002
892,181	Bear Stearns Commercial Mortgage Security, Series 2007-PW17, Class A4, 5.69%, 6/11/50(a)	927,112
112,556	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(a)	104,925
		2,377,527
Alt-A - Fixed Rate Mortgage Backed Securities (2.9%)
31,347	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	28,199
41,814	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	35,964
2,191,350	Bank of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.41%, 9/10/47	2,207,984
64,625	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	57,750
41,490	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	30,042
142,734	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	132,779

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$208,071	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	$193,259
22,056	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	22,112
49,927	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	41,714
323,926	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	247,365
314,732	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	238,575
51,278	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	53,457
10,799	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	10,766
79,071	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	78,770
99,273	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	101,627
83,154	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	86,945
122,973	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	126,253
42,016	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	42,060
49,399	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	49,702
8,221	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	8,438
24,878	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	25,893
41,786	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	35,542
393,021	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	345,539
185,061	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	139,549
		4,340,284
Commercial Mortgage Backed Securities (6.2%)
1,426,242	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	1,457,483
558,493	Commercial Mortgage Loan Trust, Searies 2008-LS1, Class A4B, 6.10%, 12/10/49(a)	585,013
2,097,651	Credit Suisse Mortgage Trust, Series 2006-C5, Class A3, 5.31%, 12/15/39	2,114,220
1,111,776	Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/49	1,155,368
1,315,881	ML-CFC Commercial Mortgage Trust, Series 2007-5, Class A4, 5.38%, 8/12/48	1,340,424
1,689,113	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 5.99%, 8/15/45(a)(b)	1,730,837
931,716	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.76%, 7/15/45(a)	930,640
		9,313,985

See notes to financial statements.

Cavanal Hill Funds
Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities (2.7%)
$191,878	BCAP LLC Trust, Series 09-RR4, Class 9A1, 2.61%, 10/26/35(a)(b)	$189,267
532,917	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.26%, 12/10/49(a)	559,076
221,159	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.58%, 2/25/36(a)(b)	217,982
6,609	Jefferies & Co., Series 2009-R7, Class 9A1, 2.85%, 7/26/37(a)(b)	6,590
739,061	JPMorgan Chase Commercial Mortgage Securities, Series 2006-LDP9, Class A3, 5.34%, 5/15/47	750,744
693,036	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 2.78%, 8/25/35(a)	675,138
17,706	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 4.65%, 6/25/36(a)	15,192
55,094	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.21%, 4/25/29(a)	53,964
12,324	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 4.40%, 6/25/36(a)	9,357
1,445,524	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 5/15/46	1,491,304
8,383	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 2.80%, 8/20/35(a)	3,173
		3,971,787
Prime Fixed Mortgage Backed Securities (1.5%)
2	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	2
3,502	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	3,502
282,042	Chaseflex Trust, Series 2006-2, Class A5, 5.03%, 9/25/36(a)	240,209
12,538	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	12,724
50,284	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	50,143
19,243	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	19,063
19,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	19,359
4,703	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	4,702
106,575	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	106,833
17,999	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	18,643
18,191	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	18,848
165,388	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	140,481

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$183,350	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	$121,630
13,918	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	12,628
492	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	503
4,801	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33(a)	4,807
67,971	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 3.17%, 4/25/36(a)	61,655
52,179	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	52,423
34,757	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(b)	35,689
11,222	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	11,200
3,741	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	3,733
2,057	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	2,067
67,788	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	70,916
11,132	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	11,306
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	262,396
252,072	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	253,107
1	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	1
6,542	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	6,596
17,438	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	17,710
58,760	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	60,069
42,982	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	17,418
520,172	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	482,583
24,712	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	26,241
140,177	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	146,345
12,457	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	12,860
		2,308,392

See notes to financial statements.

Cavanal Hill Funds

Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities (26.0%)
$574,057	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	$581,157
759,055	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	758,748
520,273	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	521,293
849,508	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	857,583
370,637	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	369,433
367,888	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	372,139
522,901	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	535,429
259,215	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	265,453
490,724	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	503,052
1,037,056	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	1,063,741
1,989,662	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	2,034,323
2,372,533	Fannie Mae, Series 2015-77, Class PA, 2.50%, 9/25/45	2,436,605
26,902	Fannie Mae, 2.58%, 12/1/27, Pool #422279(a)	27,774
406,206	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	423,256
149,138	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	153,560
568,275	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	576,714
997,785	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	1,037,528
1,320,718	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	1,368,013
2,606,384	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	2,700,939
1,500,000	Fannie Mae, Series 2016-10, Class BA, 3.00%, 3/25/46(a)	1,560,000
132,529	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	139,939
824	Fannie Mae, 4.50%, 5/1/19, Pool #761398	858
148	Fannie Mae, 5.00%, 3/1/18, Pool #688031	153
1,149	Fannie Mae, 5.00%, 8/1/33, Pool #730856	1,277
460	Fannie Mae, 5.00%, 7/1/35, Pool #832198	510
670	Fannie Mae, 5.50%, 2/1/33, Pool #683351	759
338	Fannie Mae, 5.50%, 9/1/34, Pool #725773	383
6,901	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	7,870
5,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	5,543
6,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	6,656
18,725	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	20,954

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$19,540	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	$21,487
81,711	Fannie Mae Whole Loan, Series 2003- W6, Class 6A, 3.20%, 8/25/42(a)	89,524
335,855	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	331,753
1,092,532	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	1,100,830
517,881	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	521,654
184,166	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	184,090
2,292,073	Freddie Mac, Series 4137, Class GA, 2.00%, 2/15/42	2,287,266
693,484	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	698,519
818,551	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	824,541
20,069	Freddie Mac, 2.37%, 4/1/24, Pool #409624(a)	20,236
524,674	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41	539,211
2,124,884	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	2,149,941
1,382,585	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	1,409,932
1,319,865	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	1,336,047
1,284,645	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	1,323,173
1,052,457	Freddie Mac, Series 4511, Class PI, 2.50%, 9/15/45	1,073,711
37,865	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	38,348
64,697	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	65,581
560,907	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	576,915
668,153	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	695,884
638,230	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	662,069
1,006,899	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	1,050,514
489,739	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	513,311
150,696	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	157,565
274,711	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	289,195
1,055,742	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	1,122,426
894,761	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	945,129
7,196	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	7,268
5,118	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	5,559
567	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	642
4,798	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	5,509

See notes to financial statements.

Cavanal Hill Funds

Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$2,720	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	$3,335
27,260	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	30,520
659	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	688
1,140	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	1,172
8,313	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	9,242
156,441	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	147,614
100,673	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	106,737
6,104	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	6,599
14,948	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	16,937
7,015	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	7,735
196	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	216
4,326	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	4,689
		38,714,956
Total Mortgage Backed Securities		61,026,931

Corporate Bonds (3.0%)
Banks (0.5%)
700,000	Bank of America Corp., 6.50%, 7/15/18	763,827
Capital Markets (0.5%)
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)	70
1,000,000	Preferred Term Securities IX, Series 144, 2.40%, 4/3/33, Continuously Callable @ 100 (a)(d)	570,000
500,000	Preferred Term Securities XI, Class B-1, 2.13%, 9/24/33, Continuously Callable @ 100 (a)(d)	218,750
203,271	Preferred Term Securities XXIII, 0.00%, 12/22/36 (d)(e)	6,352
		795,172
Diversified Financial Services (0.4%)
600,000	BP Capital Markets PLC, 2.75%, 5/10/23	567,937
Diversified Telecommunication Services (0.2%)
107,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/7/16 @ 101 *	106,728
118,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 4/7/16 @ 101 *	117,905
		224,633
IT Services (0.4%)
600,000	International Business Machine Corp., 1.63%, 5/15/20	595,897
Real Estate Investment Trusts (0.6%)
900,000	Crown Castle Towers LLC, 4.17%, 8/15/17, Callable 2/15/17 @ 100 *(b)	917,506

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds, continued:
Real Estate Management & Development (0.4%)
$636,347	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	$667,790
Total Corporate Bonds		4,532,762

Taxable Municipal Bonds (0.1%)
Missouri (0.1%)
135,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	137,850
45,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA, FNMA, FHLMC*	46,419
Total Taxable Municipal Bonds		184,269

U.S. Government Agency Securities (6.4%)
Fannie Mae
1,000,000	0.50%, 11/13/20, Callable 5/13/16 @ 100 *(f)	1,000,184
1,350,000	0.50%, 11/19/20, Callable 5/19/16 @ 100 *(f)	1,348,027
1,250,000	1.00%, 9/30/20, Callable 3/30/16 @ 100 *(f)	1,250,116
1,500,000	1.00%, 2/26/21, Callable 8/26/16 @ 100 *(a)	1,498,358
1,000,000	1.00%, 12/14/20, Callable 6/14/16 @ 100 *(f)	999,844
1,000,000	2.00%, 4/17/28, Callable 4/17/16 @ 100 *(f)	1,001,715
		7,098,244
Fannie Mae Strips
500,000	0.88%, 11/15/16 (e)	496,850
Freddie Mac
2,000,000	0.75%, 2/26/18, Callable 8/26/16 @ 100 *(a)	1,998,175
Total U.S. Government Agency Securities		9,593,269

U.S. Treasury Obligations (43.0%)
U.S. Treasury Bonds
13,772,000	3.00%, 11/15/44	14,872,149
U.S. Treasury Inflation Index Notes
5,222,000	0.38%, 7/15/25	5,245,735
U.S. Treasury Notes
17,125,000	0.88%, 11/30/17	17,151,082
896,000	1.25%, 12/15/18	904,925
9,700,000	1.38%, 10/31/20	9,765,931
15,562,000	2.25%, 11/15/25	16,254,994
		44,076,932
Total U.S. Treasury Obligations		64,194,816
Investment in Affiliates (3.9%)
5,893,808	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	5,893,808
Total Investment in Affiliates		5,893,808

Total Investments (Cost 149,448,807)(h) - 99.6%		148,920,722
Other assets in excess of liabilities — 0.4%		541,667
Net Assets - 100%		$149,462,389

See notes to financial statements.

Cavanal Hill Funds

Bond Fund

Schedule of Portfolio Investments, Concluded

February 29, 2016
(Unaudited)

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Issuer has defaulted on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 29, 2016, illiquid securities were 0.5% of the Fund’s net assets.
(e)	Rate represents the effective yield at purchase.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 29, 2016.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to financial statements.

Cavanal Hill Funds

Balanced Fund

Schedule of Portfolio Investments

February 29, 2016
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks (49.0%)
Aerospace & Defense (2.0%)
1,213	Honeywell International, Inc.	$122,938
1,031	L-3 Communications Holdings, Inc.	120,947
1,209	Lockheed Martin Corp.	260,890
760	Northrop Grumman Corp.	146,087
1,651	Raytheon Co.	204,476
46	Rockwell Collins, Inc.	4,028
1,763	Spirit AeroSystems Holdings, Inc.(a)	81,098
1,751	The Boeing Co.	206,933
37	TransDigm Group, Inc.(a)	7,902
401	United Technologies Corp.	38,745
		1,194,044
Air Freight & Logistics (0.1%)
365	Expeditors International of Washington, Inc.	16,710
468	FedEx Corp.	64,060
		80,770
Airlines (0.6%)
3,277	Alaska Air Group, Inc.	242,169
1,853	Delta Air Lines, Inc.	89,389
487	Southwest Airlines Co.	20,430
125	United Continental Holdings, Inc.(a)	7,158
		359,146
Auto Components (0.5%)
3,486	Gentex Corp.	50,756
874	Lear Corp.	88,580
5,230	The Goodyear Tire & Rubber Co.	157,528
		296,864
Automobiles (0.1%)
765	Thor Industries, Inc.	42,366
Banks (2.9%)
3,328	Bank of America Corp.	41,667
3,273	BB&T Corp.	105,260
1,278	Citigroup, Inc.	49,650
262	Comerica, Inc.	8,850
105	Commerce Bancshares, Inc.	4,460
707	Cullen/Frost Bankers, Inc.	33,887
1,409	East West Bancorp, Inc.	42,228
383	First Horizon National Corp.	4,604
12,855	FNB Corp.	157,859
4,605	JPMorgan Chase & Co.	259,261
855	KeyCorp.	9,020
30	M&T Bank Corp.	3,077
427	PacWest Bancorp	13,741
2,401	People’s United Financial, Inc.	35,079
1,598	Popular, Inc.	42,347
600	SVB Financial Group(a)	53,310
428	TCF Financial Corp.	4,854
2,145	The PNC Financial Services Group, Inc.	174,410
4,923	U.S. Bancorp	189,634
9,312	Wells Fargo & Co.	436,917
		1,670,115
Beverages (1.1%)
88	Brown-Forman Corp., Class B	8,665
855	Constellation Brands, Inc., Class A	120,923
134	Dr Pepper Snapple Group, Inc.	12,265
1,709	Molson Coors Brewing Co., Class B	145,726
212	Monster Beverage Corp.(a)	26,606
2,155	PepsiCo, Inc.	210,803
2,731	The Coca-Cola Co.	117,788
		642,776
Biotechnology (1.0%)
93	Alexion Pharmaceuticals, Inc.(a)	13,094

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Biotechnology, continued:
994	Amgen, Inc.	$141,426
440	Biogen, Inc.(a)	114,145
380	BioMarin Pharmaceutical, Inc.(a)	31,111
1,409	Gilead Sciences, Inc.	122,935
421	Medivation, Inc.(a)	15,059
14	Regeneron Pharmaceuticals, Inc.(a)	5,376
1,297	United Therapeutics Corp.(a)	158,157
		601,303
Building Products (0.1%)
162	A.O. Smith Corp.	11,402
403	Lennox International, Inc.	52,071
		63,473
Capital Markets (1.0%)
373	BlackRock, Inc.	116,361
774	Eaton Vance Corp.	22,376
643	Federated Investors, Inc., Class B	16,827
270	Franklin Resources, Inc.	9,680
4,025	Golub Capital BDC, Inc.	67,097
3,798	Invesco Ltd.	101,559
680	Lazard Ltd., Class A	23,922
851	Legg Mason, Inc.	24,305
454	LPL Financial Holdings, Inc.	9,184
388	Morgan Stanley	9,584
394	Northern Trust Corp.	23,396
578	Raymond James Financial, Inc.	25,340
977	SEI Investments Co.	37,292
748	T. Rowe Price Group, Inc.	51,694
251	The Bank of New York Mellon Corp.	8,883
342	The Goldman Sachs Group, Inc.	51,139
1,079	Waddell & Reed Financial, Inc., Class A	25,270
		623,909
Chemicals (1.4%)
1,083	CF Industries Holdings, Inc.	39,486
905	Ecolab, Inc.	92,808
517	Huntsman Corp.	5,615
1,398	LyondellBasell Industries NV, Class A	112,134
201	Praxair, Inc.	20,460
1,720	RPM International, Inc.	70,262
1,018	Syngenta AG ADR	81,735
3,999	The Dow Chemical Co.	194,391
2,325	The Mosaic Co.	61,961
56	The Sherwin-Williams Co.	15,148
1,522	The Valspar Corp.	119,081
892	Westlake Chemical Corp.	38,463
		851,544
Commercial Services & Supplies (0.4%)
86	Cintas Corp.	7,223
4,854	Knoll, Inc.	92,711
3,782	Pitney Bowes, Inc.	68,530
302	Stericycle, Inc.(a)	34,407
700	Waste Management, Inc.	39,095
		241,966
Communications Equipment (0.7%)
13,583	Cisco Systems, Inc.	355,603
887	Harris Corp.	69,204
172	Motorola Solutions, Inc.	12,640
37	Palo Alto Networks, Inc.(a)	5,357
		442,804
Construction & Engineering (0.0%)
526	Fluor Corp.	24,217
Consumer Finance (0.0%)
1,859	Navient Corp.	20,132

See notes to financial statements.

Cavanal Hill Funds

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Consumer Finance, continued:
946	Santander Consumer USA Holdings, Inc. (a)	$9,697
		29,829
Containers & Packaging (0.4%)
354	AptarGroup, Inc.	26,093
1,020	Ball Corp.	67,555
1,033	Bemis Co., Inc.	50,689
316	International Paper Co.	11,281
1,416	Packaging Corp. of America	68,676
		224,294
Distributors (0.0%)
106	Genuine Parts Co.	9,556
386	LKQ Corp.(a)	10,654
		20,210
Diversified Consumer Services (0.0%)
62	ServiceMaster Global Holdings, Inc.(a)	2,352
Diversified Financial Services (1.0%)
1,586	Berkshire Hathaway, Inc., Class B(a)	212,793
1,527	CME Group, Inc.	139,629
180	FactSet Research Systems, Inc.	27,088
882	Leucadia National Corp.	12,745
397	Moody’s Corp.	35,254
66	Morningstar, Inc.	5,240
2,244	Nasdaq, Inc.	142,023
1,179	Voya Financial, Inc.	34,615
		609,387
Diversified Telecommunication Services (0.7%)
4,702	AT&T, Inc.	173,739
5,168	CenturyLink, Inc.	158,089
372	Level 3 Communications, Inc.(a)	18,061
33	SBA Communications Corp.(a)	3,131
1,130	Verizon Communications, Inc.	57,325
		410,345
Electric Utilities (0.8%)
2,060	Edison International	140,409
332	Entergy Corp.	23,974
221	Eversource Energy	12,000
344	Exelon Corp.	10,833
643	Great Plains Energy, Inc.	18,866
3,271	Hawaiian Electric Industries, Inc.	96,036
309	NextEra Energy, Inc.	34,861
1,814	Pepco Holdings, Inc.	47,491
1,889	PPL Corp.	66,096
		450,566
Electrical Equipment (0.2%)
168	AMETEK, Inc.	7,797
187	Eaton Corp. PLC	10,605
2,433	Emerson Electric Co.	118,804
93	Rockwell Automation, Inc.	9,680
		146,886
Electronic Equipment, Instruments & Components (0.7%)
215	Amphenol Corp., Class A	11,410
2,467	Avnet, Inc.	101,517
13,173	Corning, Inc.	241,066
210	Ingram Micro, Inc.	7,518
1,620	Jabil Circuit, Inc.	33,777
		395,288
Energy Equipment & Services (0.9%)
647	Cameron International Corp.(a)	42,417
559	Dril-Quip, Inc.(a)	30,326
1,466	Halliburton Co.	47,322
1,648	Helmerich & Payne, Inc.	87,296

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Energy Equipment & Services, continued:
1,161	National Oilwell Varco, Inc.	$33,982
126	Oceaneering International, Inc.	3,480
4,520	Patterson-UTI Energy, Inc.	70,241
612	Rowan Cos. PLC	8,152
3,255	RPC, Inc.	44,170
2,510	Schlumberger Ltd.	180,017
		547,403
Food & Staples Retailing (1.7%)
861	Costco Wholesale Corp.	129,176
2,344	CVS Health Corp.	227,766
4,617	Sysco Corp.	203,748
6,554	The Kroger Co.	261,570
2,914	Wal-Mart Stores, Inc.	193,315
		1,015,575
Food Products (1.6%)
216	Archer-Daniels-Midland Co.	7,551
2,806	Bunge Ltd.	139,514
840	Cal-Maine Foods, Inc.	44,839
692	Campbell Soup Co.	42,731
415	General Mills, Inc.	24,423
3,259	Hormel Foods Corp.	138,540
44	Mead Johnson Nutrition Co.	3,245
1,961	Mondelez International, Inc., Class A	79,479
2,352	Pinnacle Foods, Inc.	101,583
848	The Hain Celestial Group, Inc.(a)	31,351
102	The Hershey Co.	9,271
350	The JM Smucker Co.	44,650
71	The Kraft Heinz Co.	5,468
198	The WhiteWave Foods Co.(a)	7,667
4,875	Tyson Foods, Inc., Class A	315,656
		995,968
Gas Utilities (0.1%)
638	Atmos Energy Corp.	44,284
676	UGI Corp.	24,985
		69,269
Health Care Equipment & Supplies (0.8%)
1,037	Abbott Laboratories	40,173
379	Baxter International, Inc	14,974
52	C.R. Bard, Inc.	10,004
1,030	DENTSPLY SIRONA, Inc.	62,789
221	Edwards Lifesciences Corp.(a)	19,227
532	Hill-Rom Holdings, Inc.	24,658
26	Intuitive Surgical, Inc.(a)	14,640
1,229	Medtronic PLC	95,112
717	Sirona Dental Systems, Inc.(a)	78,848
2,059	Smith & Nephew PLC ADR	67,206
66	St. Jude Medical, Inc.	3,544
21	Teleflex, Inc.	2,999
607	Zimmer Biomet Holdings, Inc.	58,764
		492,938
Health Care Providers & Services (1.1%)
238	Anthem, Inc.	31,104
1,910	Brookdale Senior Living, Inc.(a)	27,447
405	Centene Corp.(a)	23,069
160	Cigna Corp.	22,338
986	Community Health Systems, Inc.(a)	14,908
412	Express Scripts Holding Co.(a)	28,997
327	HCA Holdings, Inc.(a)	22,632
58	Henry Schein, Inc.(a)	9,596
408	Laboratory Corp. of America Holdings(a)	44,815
912	LifePoint Health, Inc.(a)	56,872
161	McKesson Corp.	25,055

See notes to financial statements.

Cavanal Hill Funds

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Health Care Providers & Services, continued:
496	Patterson Cos., Inc.	$21,546
104	Quest Diagnostics, Inc.	6,919
2,267	UnitedHealth Group, Inc.	269,999
1,440	VCA, Inc.(a)	73,483
		678,780
Health Care Technology (0.1%)
2,138	Allscripts Healthcare Solutions, Inc.(a)	26,767
209	Cerner Corp.(a)	10,672
		37,439
Hotels, Restaurants & Leisure (1.2%)
2,126	Brinker International, Inc.	105,875
30	Chipotle Mexican Grill, Inc.(a)	15,275
84	Darden Restaurants, Inc.	5,366
290	Hyatt Hotels Corp.(a)	13,384
1,568	Marriott International, Inc., Class A	106,859
668	McDonald’s Corp.	78,283
414	Royal Caribbean Cruises Ltd.	30,789
1,776	Six Flags Entertainment Corp.	90,327
2,357	Starbucks Corp.	137,200
676	Wyndham Worldwide Corp.	49,240
362	Yum! Brands, Inc.	26,234
		658,832
Household Durables (0.7%)
642	GoPro, Inc., Class A(a)	7,627
1,266	Harman International Industries, Inc.	97,077
1,164	Jarden Corp.(a)	61,552
2,272	Leggett & Platt, Inc.	101,468
71	NVR, Inc.(a)	116,226
412	Tupperware Brands Corp.	20,584
		404,534
Household Products (0.7%)
515	Church & Dwight Co., Inc.	46,741
1,916	Colgate-Palmolive Co.	125,766
254	Kimberly-Clark Corp.	33,096
390	The Clorox Co.	49,304
2,035	The Procter & Gamble Co.	163,391
		418,298
Independent Power and Renewable Electricity Producers (0.1%)
3,331	AES Corp.	32,643
885	Calpine Corp.(a)	11,116
		43,759
Industrial Conglomerates (0.9%)
1,287	3M Co.	201,892
218	Carlisle Cos., Inc.	19,655
1,714	Danaher Corp.	153,009
4,996	General Electric Co.	145,583
70	Roper Technologies, Inc.	11,755
		531,894
Insurance (1.5%)
163	Aflac, Inc.	9,702
1,527	American International Group, Inc.	76,655
44	AmTrust Financial Services, Inc.	1,076
383	Aspen Insurance Holdings Ltd.	17,116
2,104	Assured Guaranty Ltd.	52,200
373	Chubb Ltd.	43,093
343	Cincinnati Financial Corp.	21,657
429	Endurance Specialty Holdings Ltd.	26,714
88	Everest Re Group Ltd.	16,379
1,819	FNF Group	59,991
291	Lincoln National Corp.	10,630
699	Marsh & McLennan Cos., Inc.	39,878
607	PartnerRe Ltd.	85,145
351	Principal Financial Group, Inc.	13,271

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Insurance, continued:
973	Prudential Financial, Inc.	$64,306
1,117	The Allstate Corp.	70,885
436	The Hanover Insurance Group, Inc.	36,166
2,000	The Hartford Financial Services Group, Inc.	84,239
409	The Progressive Corp.	13,055
147	W.R. Berkley Corp.	7,571
1,770	XL Group PLC	60,852
		810,581
Internet & Catalog Retail (0.1%)
20	Amazon.com, Inc.(a)	11,050
19	The Priceline Group, Inc.(a)	24,039
		35,089
Internet Software & Services (1.4%)
283	Alphabet, Inc., Class A(a)	202,973
339	Alphabet, Inc., Class C(a)	236,544
2,593	Facebook, Inc., Class A(a)	277,243
285	IAC/InterActiveCorp.	12,660
1,571	VeriSign, Inc.(a)	132,734
		862,154
IT Services (1.9%)
437	Accenture PLC, Class A	43,814
21	Alliance Data Systems Corp.(a)	4,413
596	Amdocs Ltd.	33,829
240	Automatic Data Processing, Inc.	20,326
2,320	Broadridge Financial Solutions, Inc.	130,222
425	Cognizant Technology Solutions Corp., Class A(a)	24,217
148	CoreLogic, Inc.(a)	5,119
841	DST Systems, Inc.	87,952
183	Fidelity National Information Services, Inc.	10,660
1,518	Fiserv, Inc.(a)	145,166
64	FleetCor Technologies, Inc.(a)	8,172
264	International Business Machine Corp.	34,592
745	Leidos Holdings, Inc.	32,199
696	MasterCard, Inc., Class A	60,496
922	Paychex, Inc.	47,382
559	Sabre Corp.	15,177
4,213	The Western Union Co.	76,929
1,368	Total System Services, Inc.	59,617
2,965	Visa, Inc., Class A	214,635
6,944	Xerox Corp.	66,732
		1,121,649
Leisure Products (0.0%)
276	Vista Outdoor, Inc.(a)	13,607
Life Sciences Tools & Services (0.9%)
232	Agilent Technologies, Inc.	8,665
178	Bio-Rad Laboratories, Inc.(a)	23,966
644	Charles River Laboratories International, Inc.(a)	47,289
175	Illumina, Inc.(a)	26,292
130	Mettler-Toledo International, Inc.(a)	40,938
329	PerkinElmer, Inc.	15,549
1,497	QIAGEN NV(a)	31,602
1,269	Quintiles Transnational Holdings, Inc.(a)	79,579
1,061	Thermo Fisher Scientific, Inc.	137,071
755	Waters Corp.(a)	90,834
		501,785
Machinery (0.7%)
570	AGCO Corp.	28,209
683	Caterpillar, Inc.	46,239

See notes to financial statements.

Cavanal Hill Funds

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Machinery, continued:
401	Crane Co.	$19,669
126	Cummins, Inc.	12,294
106	Deere & Co.	8,499
915	Flowserve Corp.	38,448
2,463	Hillenbrand, Inc.	69,260
400	Illinois Tool Works, Inc.	37,700
1,204	ITT Corp.	42,453
6,418	Joy Global, Inc.	82,921
176	Lincoln Electric Holdings, Inc.	9,604
247	PACCAR, Inc.	12,721
96	Parker-Hannifin Corp.	9,715
620	Pentair PLC	29,580
127	Snap-on, Inc.	18,373
458	Trinity Industries, Inc.	7,255
		472,940
Media (1.7%)
1,358	AMC Networks, Inc., Class A(a)	89,003
231	CBS Corp., Class B	11,176
4,547	Comcast Corp., Class A	262,499
4,314	Regal Entertainment Group, Class A	84,943
1,601	Sirius XM Holdings, Inc.(a)	5,956
44	Starz, Class A(a)	1,108
484	TEGNA, Inc.	11,926
1,314	The Interpublic Group of Cos., Inc.	28,106
142	The Madison Square Garden Co., Class A(a)	22,010
2,149	The Walt Disney Co.	205,272
1,915	Thomson Reuters Corp.	70,089
1,991	Time Warner, Inc.	131,804
3,058	Twenty-First Century Fox, Inc., Class A	82,627
		1,006,519
Metals & Mining (0.1%)
85	Compass Minerals International, Inc.	5,766
1,439	Rio Tinto PLC ADR	37,558
964	Steel Dynamics, Inc.	17,536
		60,860
Multiline Retail (0.3%)
64	Dollar General Corp.	4,752
265	Nordstrom, Inc.	13,600
2,241	Target Corp.	175,806
		194,158
Multi-Utilities (0.4%)
403	Alliant Energy Corp.	27,384
1,338	CenterPoint Energy, Inc.	24,927
90	DTE Energy Co.	7,571
352	Public Service Enterprise Group, Inc.	15,016
467	Sempra Energy	45,070
2,014	WEC Energy Group, Inc.	113,489
		233,457
Oil, Gas & Consumable Fuels (1.9%)
168	California Resources Corp.	94
975	Enbridge, Inc.	34,437
1,077	EOG Resources, Inc.	69,725
7,448	Exxon Mobil Corp.	596,957
1,324	HollyFrontier Corp.	44,778
622	Kinder Morgan, Inc.	11,252
387	Marathon Petroleum Corp.	13,255
3,524	Murphy Oil Corp.	60,542
1,786	Occidental Petroleum Corp.	122,913
279	Phillips 66	22,150
186	Pioneer Natural Resources Co.	22,419
2,184	QEP Resources, Inc.	21,316
684	SM Energy Co.	6,183

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
2,492	The Williams Cos., Inc.	$39,847
1,126	World Fuel Services Corp.	52,708
		1,118,576
Paper & Forest Products (0.1%)
1,754	Domtar Corp.	61,723
Personal Products (0.0%)
53	Herbalife Ltd.(a)	2,902
40	Nu Skin Enterprises, Inc., Class A	1,220
146	The Estee Lauder Cos., Inc., Class A	13,334
		17,456
Pharmaceuticals (1.9%)
229	Allergan PLC(a)	66,435
4,034	Bristol-Myers Squibb Co.	249,826
442	Eli Lilly & Co.	31,824
3,127	Johnson & Johnson	328,992
6,132	Merck & Co., Inc.	307,888
4,347	Pfizer, Inc.	128,975
881	Zoetis, Inc.	36,174
		1,150,114
Professional Services (0.2%)
83	Equifax, Inc.	8,705
226	ManpowerGroup, Inc.	17,501
1,875	Robert Half International, Inc.	73,857
118	Verisk Analytics, Inc., Class A(a)	8,595
		108,658
Real Estate Investment Trusts (1.6%)
295	American Tower Corp.	27,199
1,396	Annaly Capital Management, Inc.	14,141
215	Apartment Investment & Management Co., Class A	7,871
92	AvalonBay Communities, Inc.	15,791
1,931	CBL & Associates Properties, Inc.	22,264
3,504	Chesapeake Lodging Trust	89,037
759	Columbia Property Trust, Inc.	15,385
2,074	Crown Castle International Corp.	179,402
1,140	Douglas Emmett, Inc.	30,598
2,370	Duke Realty Corp.	49,012
254	Equity Residential	18,920
30	Essex Property Trust, Inc.	6,278
7,165	General Growth Properties, Inc.	197,182
287	Host Hotels & Resorts, Inc.	4,394
78	Lamar Advertising Co.	4,456
97	Post Properties, Inc.	5,406
382	Public Storage	95,305
534	Regency Centers Corp.	37,690
217	Simon Property Group, Inc.	41,171
546	SL Green Realty Corp.	48,146
1,352	Starwood Property Trust, Inc.	23,714
230	Ventas, Inc.	12,804
232	Weingarten Realty Investors	8,173
244	Welltower, Inc.	15,562
		969,901
Real Estate Management & Development (0.3%)
761	CBRE Group, Inc., Class A(a)	19,337
909	Jones Lang LaSalle, Inc.	92,782
2,963	Realogy Holdings Corp.(a)	94,727
		206,846
Road & Rail (0.2%)
237	Avis Budget Group, Inc.(a)	6,077
173	CSX Corp.	4,176
550	Old Dominion Freight Line, Inc.(a)	35,508
1,000	Union Pacific Corp.	78,860
		124,621

See notes to financial statements.

Cavanal Hill Funds

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Semiconductors & Semiconductor Equipment (1.9%)
393	Cree, Inc.(a)	$12,474
6,953	Intel Corp.	205,739
4,307	Lam Research Corp.	315,702
2,883	Microchip Technology, Inc.	128,265
509	NXP Semiconductors NV(a)	36,261
2,135	ON Semiconductor Corp.(a)	17,913
2,766	QUALCOMM, Inc.	140,485
1,103	Skyworks Solutions, Inc.	73,294
2,741	Texas Instruments, Inc.	145,328
1,807	Xilinx, Inc.	85,327
		1,160,788
Software (1.6%)
2,502	Activision Blizzard, Inc.	79,238
1,741	CA, Inc.	50,994
1,145	Cadence Design Systems, Inc.(a)	24,675
219	Electronic Arts, Inc.(a)	14,069
12,795	Microsoft Corp.	651,009
1,991	Oracle Corp.	73,229
616	salesforce.com, inc.(a)	41,734
580	Symantec Corp.	11,200
119	Synopsys, Inc.(a)	5,325
		951,473
Specialty Retail (1.9%)
51	Advance Auto Parts, Inc.	7,570
63	AutoZone, Inc.(a)	48,798
1,874	Best Buy Co., Inc.	60,699
2,936	Foot Locker, Inc.	183,500
961	GameStop Corp., Class A	29,618
1,154	L Brands, Inc.	97,848
1,590	Lowe’s Cos., Inc.	107,373
84	Murphy USA, Inc.(a)	5,350
476	O’Reilly Automotive, Inc.(a)	123,912
1,115	Ross Stores, Inc.	61,303
985	The Home Depot, Inc.	122,258
1,618	The TJX Cos., Inc.	119,894
65	Tractor Supply Co.	5,497
463	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	76,483
1,286	Williams-Sonoma, Inc.	67,013
		1,117,116
Technology Hardware, Storage & Peripherals (1.5%)
8,253	Apple, Inc.	797,982
2,707	EMC Corp.	70,734
150	NetApp, Inc.	3,726
483	Western Digital Corp.	21,025
		893,467
Textiles, Apparel & Luxury Goods (0.4%)
1,189	Coach, Inc.	46,300
1,069	Hanesbrands, Inc.	30,456
473	NIKE, Inc., Class B	29,132
825	Ralph Lauren Corp.	74,876
124	Under Armour, Inc., Class Class A(a)	10,378
825	VF Corp.	53,716
		244,858
Thrifts & Mortgage Finance (0.3%)
5,540	New York Community Bancorp, Inc.	83,820
3,886	Oritani Financial Corp.	65,751
		149,571
Tobacco (0.4%)
2,165	Altria Group, Inc.	133,299
1,079	Philip Morris International, Inc.	98,221
		231,520

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Trading Companies & Distributors (0.1%)
465	Fastenal Co.	$21,060
494	MSC Industrial Direct Co., Inc., Class A	34,373
46	W.W. Grainger, Inc.	9,977
		65,410
Water Utilities (0.1%)
1,061	American Water Works Co., Inc.	68,774
Total Common Stocks		29,272,814

Asset Backed Securities (1.6%)
$71,953	ACS Pass Through Trust, Series 2007-1A, Class G1, 0.74%, 6/14/37(b)(c)	70,244
330,843	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 1.15%, 10/25/34(b)	325,280
32,700	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(b)	35,989
94,196	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(c)	94,141
34,849	Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 5.47%, 9/25/33(b)	35,853
15,539	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.68%, 4/25/29(b)	16,592
125,858	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.08%, 5/25/35(b)	126,944
256,303	Saxon Asset Securities Trust, Series 2003-3, Class AF5, 5.00%, 12/25/33(b)	258,527
Total Asset Backed Securities		963,570

Mortgage Backed Securities† (17.2%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
304,340	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 2.49%, 4/25/37(b)	224,217
18,572	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32%, 10/25/33(b)	18,601
		242,818
Alt-A - Fixed Rate Mortgage Backed Securities (2.6%)
112,015	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	101,258
134,902	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	138,097
122,378	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	101,749
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	61,184
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	144,323
43,037	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	33,942

See notes to financial statements.

Cavanal Hill Funds

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$104,036	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	$96,630
20,198	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	16,681
44,292	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34	45,911
5,802	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	5,783
137,206	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.12%, 6/25/36(b)	112,144
12,300	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	12,628
98,377	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	99,162
104,541	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	110,030
111,733	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(b)	112,814
29,867	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	25,405
186,829	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	91,882
12,380	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	12,324
20,893	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	17,771
104,806	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	92,144
52,875	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	39,871
74,990	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35	72,549
		1,544,282
Commercial Mortgage Backed Securities (0.4%)
232,981	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 5.99%, 8/15/45(b)(c)	238,736
Prime Adjustable Rate Mortgage Backed Securities (0.3%)
24,668	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 2.96%, 9/25/34(b)	20,954
17,037	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.39%, 7/25/37(b)	15,603
71,659	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 6.41%, 5/26/37(b)(c)	72,204
40,408	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(b)(c)	40,601
		149,362
Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities (1.7%)
$295,600	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35(b)	$224,767
54,151	Bank of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	47,560
10,510	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	10,673
39,402	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.62%, 5/25/35(b)	36,558
185,005	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	192,490
9,537	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	9,561
7,262	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	1,443
84,484	Countrywide Home Loans, Series 2005-22, Class 2A1, 2.71%, 11/25/35(b)	71,087
12,088	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	12,085
63,945	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	64,100
59,067	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	50,172
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	38,138
36,343	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	23,100
2,759	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	2,588
31,706	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36	28,192
2,297	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	2,416
8,651	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	8,617
62,436	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.62%, 9/25/33(b)	33,988
27,610	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	28,828
120,547	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	114,723
1,076	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	1,068
25,606	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	24,418
		1,026,572

See notes to financial statements.

Cavanal Hill Funds

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities (11.8%)
$199,045	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	$197,769
228,921	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	228,829
178,844	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	179,194
185,318	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	184,716
367,888	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(b)	372,139
64,804	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	66,363
291,672	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	299,177
267,403	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	273,406
103,582	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	107,930
74,569	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	76,780
326,758	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	331,610
257,701	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	266,929
255,984	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	265,271
16,591	Fannie Mae, Series 2002-T6, Class A1, 3.31%, 2/25/32	16,768
57,201	Fannie Mae, 4.00%, 4/1/25, Pool #AD3828	61,103
66,265	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	69,970
35,913	Fannie Mae, 4.50%, 4/1/35, Pool #814522	39,228
546	Fannie Mae, 5.00%, 3/1/18, Pool #681351	565
30,632	Fannie Mae, 5.50%, 10/1/35, Pool #838584	34,519
3,461	Fannie Mae, 6.00%, 5/1/35, Pool #357778	3,964
5,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	5,609
167,928	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	165,877
245,565	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	247,362
14,957	Freddie Mac, 2.00%, 6/1/28, Pool #605508(b)	15,024
151,613	Freddie Mac, Series 3747, Class HK, 2.50%, 7/15/37	154,736
166,876	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	168,844
272,488	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	275,829
220,225	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	226,830
249,505	Freddie Mac, Series 4511, Class PI, 2.50%, 9/15/45	254,544
39,443	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	39,945

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$277,939	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	$283,509
30,192	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	30,604
224,363	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	230,766
320,157	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	333,444
191,469	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	198,621
137,305	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	144,545
422,297	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	448,971
365,208	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	385,767
16,418	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	16,873
801	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	828
1,920	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	1,997
2,317	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	2,576
9,959	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	11,399
49,575	Freddie Mac, 7.50%, 12/15/22	55,244
124,724	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	125,222
86,043	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	81,187
1,878	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	2,134
45,265	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	51,857
2,299	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	2,355
11,872	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	13,205
		7,051,934
Total Mortgage Backed Securities		10,253,704

Corporate Bonds (2.0%)
Capital Markets (0.2%)
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (d)	35
193,625	Preferred Term Securities XX, Class B-2, 0.96%, 3/22/38, Continuously Callable @ 100 (b)(c)	103,590
121,963	Preferred Term Securities XXIII, 0.00%, 12/22/36 (e)(f)	3,811
		107,436
Diversified Financial Services (0.5%)
325,000	BP Capital Markets PLC, 2.75%, 5/10/23	307,633
Internet Software & Services (0.5%)
300,000	eBay, Inc., 1.10%, 8/1/19 (b)	290,821

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Concluded

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
IT Services (0.8%)
$500,000	International Business Machine Corp., 1.63%, 5/15/20	$496,580
Total Corporate Bonds		1,202,470

Taxable Municipal Bonds (1.0%)
Illinois (0.8%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	164,871
300,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	307,416
		472,287
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	102,111
Total Taxable Municipal Bonds		574,398

U.S. Government Agency Securities (3.0%)
Fannie Mae
250,000	0.50%, 11/19/20, Callable 5/19/16 @ 100 *(g)	249,635
250,000	1.00%, 12/14/20, Callable 6/14/16 @ 100 *(g)	249,961
500,000	2.00%, 4/17/28, Callable 4/17/16 @ 100 *(g)	500,857
500,000	5.00%, 2/13/17	520,234
		1,520,687
Fannie Mae Strips
300,000	0.88%, 11/15/16 (e)	298,110
Total U.S. Government Agency Securities		1,818,797

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations (17.4%)
U.S. Treasury Bonds
2,643,000	3.00%, 11/15/44	2,854,131
U.S. Treasury Inflation Index Notes
1,020,000	0.38%, 7/15/25	1,024,636
U.S. Treasury Notes
2,475,000	0.88%, 11/30/17	2,478,769
1,750,000	1.25%, 12/15/18	1,767,432
1,200,000	1.38%, 10/31/20	1,208,156
1,000,000	2.25%, 11/15/25	1,044,531
		6,498,888
Total U.S. Treasury Obligations		10,377,655

Investment Companies (4.5%)
17,930	iShares MSCI EAFE Index Fund	961,048
57,769	iShares MSCI Emerging Markets Index Fund	1,750,978
Total Investment Companies		2,712,026

Investment in Affiliates (4.1%)
1,905,080	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	1,905,080
73,409	Cavanal Hill World Energy Fund, Institutional Class(h)	548,054
Total Investment in Affiliates		2,453,134

Total Investments (Cost $54,035,506)(i) - 99.8%		59,628,568
Other assets in excess of liabilities — 0.2%		106,990
Net Assets - 100%		$59,735,558

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Issuer has defaulted on the payment of interest.
(e)	Rate represents the effective yield at purchase.
(f)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 29, 2016, illiquid securities were 0.0% of the Fund’s net assets.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 29, 2016.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
GO	General Obligation
MAC	Municipal Assurance Corp.
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to financial statements.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

February 29, 2016
(Unaudited)

Shares	Security Description	Value

Common Stocks (99.9%)
Aerospace & Defense (5.6%)
3,520	Honeywell International, Inc.	$356,752
867	Lockheed Martin Corp.	187,090
1,001	Northrop Grumman Corp.	192,412
2,184	The Boeing Co.	258,105
		994,359
Air Freight & Logistics (1.7%)
2,228	FedEx Corp.	304,969
Airlines (2.4%)
8,820	Delta Air Lines, Inc.	425,477
Banks (5.1%)
6,440	JPMorgan Chase & Co.	362,572
3,205	The PNC Financial Services Group, Inc.	260,599
7,437	U.S. Bancorp	286,473
		909,644
Biotechnology (1.5%)
1,808	BioMarin Pharmaceutical, Inc.(a)	148,021
1,249	Gilead Sciences, Inc.	108,975
		256,996
Capital Markets (5.3%)
1,370	BlackRock, Inc.	427,385
2,478	Invesco Ltd	66,262
2,709	T. Rowe Price Group, Inc.	187,219
1,636	The Goldman Sachs Group, Inc.	244,631
		925,497
Chemicals (4.8%)
3,495	Ecolab, Inc.	358,412
10,249	The Dow Chemical Co.	498,204
		856,616
Commercial Services & Supplies (0.9%)
1,438	Stericycle, Inc.(a)	163,831
Communications Equipment (2.1%)
14,092	Cisco Systems, Inc.	368,929
Diversified Financial Services (1.1%)
1,432	Berkshire Hathaway, Inc., Class B(a)	192,131
Electronic Equipment, Instruments & Components (1.2%)
11,661	Corning, Inc.	213,396
Energy Equipment & Services (2.7%)
6,986	Halliburton Co.	225,508
3,430	Schlumberger Ltd.	246,000
		471,508
Food & Staples Retailing (5.6%)
2,608	Costco Wholesale Corp.	391,278
5,324	CVS Health Corp.	517,334
1,335	Wal-Mart Stores, Inc.	88,564
		997,176
Food Products (4.2%)
9,514	Mondelez International, Inc., Class A	385,602
4,037	The Hain Celestial Group, Inc.(a)	149,248
1,663	The JM Smucker Co.	212,149
		746,999
Health Care Equipment & Supplies (3.4%)
9,940	Smith & Nephew PLC ADR	324,442
2,872	Zimmer Biomet Holdings, Inc.	278,038
		602,480
Health Care Providers & Services (1.0%)
1,618	Laboratory Corp. of America Holdings(a)	177,721
Hotels, Restaurants & Leisure (3.0%)
1,962	Royal Caribbean Cruises Ltd.	145,914
4,475	Starbucks Corp.	260,490
1,732	Yum! Brands, Inc.	125,518
		531,922

Shares	Security Description	Value

Common Stocks, continued:
Household Durables (1.6%)
5,483	Jarden Corp.(a)	$289,941
Industrial Conglomerates (3.1%)
6,240	Danaher Corp.	557,045
Insurance (1.5%)
5,336	American International Group, Inc.	267,867
Internet Software & Services (5.1%)
281	Alphabet, Inc., Class A(a)	201,539
523	Alphabet, Inc., Class C(a)	364,933
3,116	Facebook, Inc., Class A(a)	333,163
		899,635
Life Sciences Tools & Services (4.9%)
6,246	Quintiles Transnational Holdings, Inc.(a)	391,687
3,750	Thermo Fisher Scientific, Inc.	484,462
		876,149
Machinery (0.8%)
2,965	Pentair PLC	141,460
Media (6.4%)
4,359	AMC Networks, Inc., Class A(a)	285,689
6,173	Comcast Corp., Class A	356,367
4,110	The Walt Disney Co	392,588
1,339	Time Warner, Inc.	88,642
		1,123,286
Oil, Gas & Consumable Fuels (1.2%)
1,522	EOG Resources, Inc.	98,534
888	Pioneer Natural Resources Co.	107,031
		205,565
Pharmaceuticals (2.9%)
1,089	Allergan PLC(a)	315,929
1,870	Johnson & Johnson	196,743
		512,672
Road & Rail (0.5%)
1,049	Union Pacific Corp.	82,724
Semiconductors & Semiconductor Equipment (5.5%)
2,414	NXP Semiconductors NV(a)	171,973
5,245	QUALCOMM, Inc.	266,394
9,889	Texas Instruments, Inc.	524,314
		962,681
Software (4.7%)
7,822	Activision Blizzard, Inc.	247,723
7,584	Microsoft Corp.	385,874
2,916	salesforce.com, inc.(a)	197,559
		831,156
Specialty Retail (4.4%)
5,558	Lowe’s Cos., Inc.	375,332
5,450	The TJX Cos., Inc.	403,845
		779,177
Technology Hardware, Storage & Peripherals (4.7%)
5,425	Apple, Inc.	524,544
11,764	EMC Corp.	307,393
		831,937
Textiles, Apparel & Luxury Goods (1.0%)
2,803	VF Corp.	182,503
Total Common Stocks		17,683,449

Investment in Affiliates (1.5%)
265,624	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	265,624
Total Investment in Affiliates		265,624

Total Investments (Cost $13,885,328)(c) - 101.4%		17,949,073
Liabilities in excess of other assets — -1.4%		(240,567)
Net Assets - 100%		$17,708,506

See notes to financial statements.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

February 29, 2016
(Unaudited)

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.

ADR	American Depositary Receipt

See notes to financial statements.

CAVANAL HILL FUNDS
Opportunistic Fund

Schedule of Portfolio Investments

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (85.6%)
Aerospace & Defense (3.9%)
4,546	Lockheed Martin Corp.	$980,982
3,160	Northrop Grumman Corp.	607,415
		1,588,397
Air Freight & Logistics (0.4%)
1,134	FedEx Corp.	155,222
Airlines (2.4%)
20,418	Delta Air Lines, Inc.	984,964
Banks (2.5%)
49,840	FNB Corp.	612,035
30,573	Southern National Bancorp of Virginia, Inc.	385,831
		997,866
Biotechnology (1.9%)
15,720	Baxalta, Inc.	605,534
1,925	BioMarin Pharmaceutical, Inc.(a)	157,600
		763,134
Chemicals (3.4%)
6,460	Syngenta AG ADR	518,673
17,920	The Dow Chemical Co.	871,091
		1,389,764
Commercial Services & Supplies (2.4%)
5,249	Stericycle, Inc.(a)	598,019
9,800	The ADT Corp.	395,626
		993,645
Construction Materials (0.4%)
9,016	Summit Materials, Inc., Class A(a)	164,632
Diversified Financial Services (3.5%)
4,177	Berkshire Hathaway, Inc., Class B(a)	560,428
3,589	Intercontinental Exchange, Inc.	855,833
		1,416,261
Electric Utilities (2.0%)
27,094	Hawaiian Electric Industries, Inc.	795,480
Electronic Equipment, Instruments & Components (5.9%)
225,653	RealD, Inc.(a)	2,437,051
Food Products (1.1%)
12,047	The Hain Celestial Group, Inc.(a)	445,378
Gas Utilities (1.6%)
82,266	Gas Natural, Inc.	646,611
Health Care Equipment & Supplies (5.0%)
14,918	Alere, Inc.(a)	795,129
31,323	Smith & Nephew PLC ADR	1,022,383
8,790	Zeltiq Aesthetics, Inc.(a)	202,434
		2,019,946
Health Care Providers & Services (3.5%)
5,622	Cigna Corp.	784,888
3,529	Humana, Inc.	624,527
		1,409,415
Household Durables (3.9%)
41,870	Century Communities, Inc.(a)	659,034
17,647	Jarden Corp.(a)	933,173
		1,592,207
Industrial Conglomerates (2.1%)
29,815	General Electric Co.	868,809
Insurance (2.0%)
32,904	Fidelity & Guaranty Life	815,032
Internet Software & Services (3.1%)
1,187	Alphabet, Inc., Class C(a)	828,253
3,871	Facebook, Inc., Class A(a)	413,887
		1,242,140
Leisure Products (0.4%)
19,810	Performance Sports Group Ltd.(a)	150,556

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Machinery (3.0%)
124,279	Blount International, Inc.(a)	$1,205,506
Media (4.7%)
12,942	AMC Networks, Inc., Class A(a)	848,219
12,000	Cablevision Systems Corp., Class A	390,360
7,671	The Walt Disney Co.	732,734
		1,971,313
	Oil, Gas & Consumable Fuels (0.9%)
3,083	Pioneer Natural Resources Co.	371,594
	Pharmaceuticals (2.2%)
3,078	Allergan PLC(a)	892,959
Professional Services (0.4%)
4,499	On Assignment, Inc.(a)	148,512
Real Estate Investment Trusts (2.7%)
155,978	Campus Crest Communities, Inc.(a)	1,090,286
Semiconductors & Semiconductor Equipment (11.9%)
207,241	Atmel Corp.	1,674,506
37,750	Fairchild Semiconductor International, Inc.(a)	757,265
413,260	Mattson Technology, Inc.(a)	1,491,869
7,218	NXP Semiconductors NV(a)	514,210
8,130	QUALCOMM, Inc.	412,923
		4,850,773
Software (4.4%)
32,475	Solera Holdings, Inc.	1,808,858
Specialty Retail (1.5%)
9,151	Lowe’s Cos., Inc.	617,967
	Technology Hardware, Storage & Peripherals (2.5%)
13,884	SanDisk Corp.	1,003,258
Total Common Stocks		34,837,536

Mortgage Backed Securities† (2.9%)
Commercial Mortgage Backed Securities (2.9%)
$842,523	Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, 5.47%, 1/12/45(b)	864,773
285,659	Credit Suisse Mortgage Trust, Series 2007-C4, Class A4, 5.95%, 9/15/39(b)	295,935
		1,160,708
Total Mortgage Backed Securities		1,160,708

Corporate Bonds (4.6%)
Household Durables (3.3%)
1,519,000	Century Communities, Inc., 6.88%, 5/15/22, Callable 5/15/17 @ 105 *	1,348,113
Oil, Gas & Consumable Fuels (1.3%)
834,000	Laredo Petroleum, Inc., 7.38%, 5/1/22, Callable 5/1/17 @ 104 *	535,845
Total Corporate Bonds		1,883,958

Convertible Bond (1.0%)
Health Care Equipment & Supplies (1.0%)
434,000	Insulet Corp., 2.00%, 6/15/19, Callable 6/20/18 @ 100 *	409,588
Total Convertible Bond		409,588

Convertible Preferred Stocks (1.8%)
Health Care Providers & Services (1.8%)
16,950	Anthem, Inc., 5.93%,	749,868
Total Convertible Preferred Stocks		749,868

See notes to financial statements.

CAVANAL HILL FUNDS
Opportunistic Fund

Schedule of Portfolio Investments, Concluded

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Exchange Traded Notes (2.9%)
62,184	VelocityShares Daily Inverse VIX Short- Term ETN, linked to the S&P 500 VIX Short-Term Futures Index, due 12/4/30	$1,171,547
Total Exchange Traded Notes		1,171,547

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (3.3%)
1,343,689	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(c)	$1,343,689
Total Investment in Affiliates		1,343,689

Total Investments (Cost $42,025,702)(d) - 102.1%		41,556,894
Liabilities in excess of other assets — -2.1%		(849,311)
Net Assets - 100%		$40,707,583

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.
(d)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
ETN	Exchange Traded Note

See notes to financial statements.

CAVANAL HILL FUNDS
World Energy Fund

Schedule of Portfolio Investments

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (80.0%)
Airlines (2.2%)
17,417	Delta Air Lines, Inc.	$840,196
Chemicals (3.2%)
24,819	The Dow Chemical Co.	1,206,452
Construction & Engineering (3.9%)
14,402	Fluor Corp.	663,068
40,136	Primoris Services Corp.	857,304
		1,520,372
Electric Utilities (0.3%)
327	Cleco Corp.	15,013
1,528	CPFL Energia SA ADR(a)	12,835
278	Duke Energy Corp.	20,650
4,374	Enersis Americas SA ADR	55,287
1,089	Korea Electric Power Corp. ADR	25,635
295	MGE Energy, Inc.	14,319
819	Pampa Energia SA ADR(a)	18,190
		161,929
Electrical Equipment (1.7%)
28,676	Vestas Wind Systems A/S ADR	647,504
Electronic Equipment, Instruments & Components (0.3%)
25,312	ClearSign Combustion Corp.(a)	104,539
Energy Equipment & Services (16.3%)
621	Baker Hughes, Inc.	26,622
14,749	Cameron International Corp.(a)	966,945
8,035	Core Laboratories NV	843,193
3,126	Diamond Offshore Drilling, Inc.	62,551
26,206	FMC Technologies, Inc.(a)	642,833
1,219	Halliburton Co.	39,349
2,456	Helmerich & Payne, Inc.	130,094
53,633	Patterson-UTI Energy, Inc.	833,457
5,234	Schlumberger Ltd.	375,382
76,321	Technip SA ADR	932,261
66,094	Tenaris SA ADR	1,429,613
		6,282,300
Gas Utilities (1.0%)
1,048	AGL Resources, Inc.	67,753
629	Atmos Energy Corp.	43,659
262	Chesapeake Utilities Corp.	16,323
598	New Jersey Resources Corp.	20,703
434	Northwest Natural Gas Co.	21,652
855	ONE Gas, Inc.	49,573
727	Southwest Gas Corp.	44,347
1,040	The Laclede Group, Inc.	68,140
568	WGL Holdings, Inc.	38,732
		370,882
Hotels, Restaurants & Leisure (1.7%)
8,593	Royal Caribbean Cruises Ltd.	639,061
Independent Power and Renewable Electricity Producers (0.3%)
3,610	Calpine Corp.(a)	45,341
1,220	Dynegy, Inc.(a)	12,298
1,189	Huaneng Power International, Inc. ADR	37,584
		95,223
Industrial Conglomerates (3.4%)
16,918	General Electric Co.	492,991
8,541	Siemens AG ADR	790,897
		1,283,888
Multi-Utilities (0.9%)
619	Consolidated Edison, Inc.	43,336
715	Dominion Resources, Inc.	49,993
2,157	National Grid PLC ADR	145,123
34	PG&E Corp.	1,929
469	Sempra Energy	45,263
188	Veolia Environnement SA ADR	4,219

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Multi-Utilities, continued:
686	WEC Energy Group, Inc.	$38,656
		328,519
Oil, Gas & Consumable Fuels (40.8%)
6,000	Anadarko Petroleum Corp.	227,700
2,687	California Resources Corp.	1,510
45,000	Cameco Corp.	544,950
247	Chevron Corp.	20,610
484	CNOOC Ltd. ADR	50,869
11,730	ConocoPhillips	396,826
5,600	Delek Logistics Partners LP	178,808
9,774	Diamondback Energy, Inc.(a)	696,398
28,470	Enbridge, Inc.	1,005,560
12,024	Eni SpA ADR	335,470
12,279	Enterprise Products Partners LP	286,960
8,057	EOG Resources, Inc.	521,610
4,000	EQT Corp.	222,960
24,243	Exxon Mobil Corp.	1,943,076
3,450	Magellan Midstream Partners LP	233,151
2,918	Marathon Petroleum Corp.	99,942
28,581	Occidental Petroleum Corp.	1,966,943
12,603	PDC Energy, Inc.(a)	631,536
16,758	Phillips 66	1,330,418
7,000	Pioneer Natural Resources Co.	843,710
19,350	Sasol Ltd. ADR	524,579
20,418	Spectra Energy Corp.	596,206
11,157	Sunoco Logistics Partners LP	274,908
76,479	Synergy Resources Corp.(a)	477,994
1,850	Tesoro Corp.	149,258
11,800	TOTAL SA ADR	527,578
31,586	TransCanada Corp.	1,159,207
2,889	Valero Energy Corp.	173,571
12,312	Woodside Petroleum Ltd. ADR	226,541
		15,648,849
Semiconductors & Semiconductor Equipment (0.9%)
4,868	First Solar, Inc.(a)	349,863
Trading Companies & Distributors (2.1%)
66,168	MRC Global, Inc.(a)	790,708
Water Utilities (1.0%)
985	American States Water Co.	41,774
3,706	American Water Works Co., Inc.	240,223
2,946	Aqua America, Inc.	90,060
		372,057
Total Common Stocks		30,642,342

Corporate Bonds (17.3%)
350,000	Shell International Finance BV, 1.63%, 11/10/18	344,816
Diversified Financial Services (2.4%)
482,000	BP Capital Markets PLC, 2.75%, 5/10/23	456,242
500,000	Total Capital Canada Ltd., 2.75%, 7/15/23	478,070
		934,312
Energy Equipment & Services (5.6%)
210,000	Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100 *	124,882
250,000	Ensco PLC, 4.70%, 3/15/21	133,993
200,000	FMC Technologies, Inc., 2.00%, 10/1/17	192,852
250,000	Halliburton Co., 3.50%, 8/1/23, Callable 5/1/23 @ 100 *	233,124

See notes to financial statements.

CAVANAL HILL FUNDS
World Energy Fund

Schedule of Portfolio Investments, Concluded

February 29, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Energy Equipment & Services, continued:
$595,000	National Oilwell Varco, Inc., 2.60%, 12/1/22, Callable 9/1/22 @ 100 *	$489,376

550,000	Schlumberger Investments SA, 3.65%, 12/1/23, Callable 9/1/23 @ 100 *	556,065
700,000	Weatherford International PLC, 5.95%, 4/15/42, Callable 10/17/41 @ 100 *	409,500
		2,139,792
Multi-Utilities (0.8%)
300,000	Dominion Resources, Inc., Series A,
	1.40%, 9/15/17	298,044
Oil, Gas & Consumable Fuels (7.6%)
400,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	406,006
550,000	Chevron Corp., 1.72%, 6/24/18, Callable 5/24/18 @ 100 *	549,034
500,000	Concho Resources, Inc., 5.50%, 4/1/23, Callable 10/1/17 @ 103 *	465,000

500,000	Continental Resources, Inc., 5.00%, 9/15/22, Callable 3/15/17 @ 103 *	379,500

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Oil, Gas & Consumable Fuels, continued:
$360,000	Laredo Petroleum, Inc., 7.38%, 5/1/22, Callable 5/1/17 @ 104 *	$231,300
450,000	Pioneer Natural Resources Co., 3.95%, 7/15/22, Callable 4/15/22 @ 100 *	427,117
500,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100 *(b)	432,500
		2,890,457
Total Corporate Bonds		6,607,421

Investment in Affiliates (1.4%)
537,300	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(c)	537,300
Total Investment in Affiliates		537,300

Total Investments (Cost $40,458,559)(d) - 98.7%		37,787,063
Other assets in excess of liabilities — 1.3%		502,270
Net Assets - 100%		$38,289,333

The Advisor has determined that 55.5% of the Fund’s net assets are comprised of securities of issuers organized or having their principal place of business outside of the U.S. or that do a substantial amount of business outside of the U.S. An issuer is considered to be doing a substantial amount of business outside the U.S. if it derives more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2016.
(d)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

See notes to financial statements.

CAVANAL HILL FUNDS

Notes to Financial Statements

February 29, 2016
(Unaudited)

1. Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. As of February 29, 2016, the Trust offered shares of U.S. Treasury Fund, Cash Management Fund, Tax-Free Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust with the exception of the World Energy Fund which is non-diversified. The Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund are also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in four classes of shares: Administrative Shares, Institutional Shares, Select Shares and Premier Shares. The U.S. Treasury Fund is also authorized to issue an unlimited number of Service Shares. As of February 29, 2016, the Select Shares of U.S. Treasury Fund and Cash Management Fund, and the Premier Shares of U.S. Treasury Fund were not offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 29, 2016
(Unaudited)

The following is a summary categorization, as of February 29, 2016, of each Fund’s investments in the fair value hierarchy:

			Level 3 –
		Level 2 –	Significant
	Level 1 –	Other Significant	Unobservable
Fund	Quoted Prices	Observable Inputs	Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$320,561,361	$—	$320,561,361
Repurchase Agreements	—	765,800,000	—	765,800,000
Investment Companies	72,539,820	—	—	72,539,820
Total Investments	72,539,820	1,086,361,361	—	1,158,901,181

Cash Management Fund
Commercial Paper[1]	—	316,420,740	—	316,420,740
U.S. Government Agency Securities	—	478,431,737	—	478,431,737
U.S. Treasury Obligations	—	170,011,409	—	170,011,409
Repurchase Agreements	—	545,000,000	—	545,000,000
Investment Companies	150,000,000	—	—	150,000,000
Time Deposit	—	108,064,303	—	108,064,303
Total Investments	150,000,000	1,617,928,189	—	1,767,928,189

Tax-Free Money Market Fund
Municipal Bonds[2]	—	269,514,284	—	269,514,284
Municipal Commercial Paper[2]	—	18,000,000	—	18,000,000
Investment Companies	14,034,766	—	—	14,034,766
Total Investments	14,034,766	287,514,284	—	301,549,050

Intermediate Tax-Free Bond Fund
Municipal Bonds[2]	—	37,185,912	—	37,185,912
Investment in Affiliates	3,039,116	—	—	3,039,116
Total Investments	3,039,116	37,185,912	—	40,225,028

Short-Term Income Fund
Asset Backed Securities	—	6,169,338	—	6,169,338
Mortgage Backed Securities[3]	—	59,957,994	—	59,957,994
Corporate Bonds[1]	—	12,070,658	—	12,070,658
U.S. Government Agency Securities	—	4,502,414	—	4,502,414
U.S. Treasury Obligations	—	53,627,037	—	53,627,037
Investment in Affiliates	13,006,337	—	—	13,006,337
Total Investments	13,006,337	136,327,441	—	149,333,778

Intermediate Bond Fund
Asset Backed Securities	—	2,317,158	—	2,317,158
Mortgage Backed Securities[3]	—	30,199,884	—	30,199,884
Corporate Bonds[1]	—	4,288,124	—	4,288,124
Taxable Municipal Bonds[2]	—	680,843	—	680,843
U.S. Government Agency Securities	—	3,067,911	—	3,067,911
U.S. Treasury Obligations	—	26,114,413	—	26,114,413
Investment in Affiliates	2,155,002	—	—	2,155,002
Total Investments	2,155,002	66,668,333	—	68,823,335

Bond Fund
Asset Backed Securities	—	2,115,958	—	2,115,958
Mortgage Backed Securities[3]	—	65,657,855	—	65,657,855
Corporate Bonds[1]	—	4,532,762	—	4,532,762
Taxable Municipal Bonds[2]	—	184,269	—	184,269
U.S. Government Agency Securities	—	6,341,254	—	6,341,254
U.S. Treasury Obligations	—	64,194,814	—	64,194,814
Investment in Affiliates	5,893,808	—	—	5,893,808
Total Investments	5,893,808	143,026,912	—	148,920,720

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 29, 2016
(Unaudited)

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Balanced Fund
Common Stocks[1]	$29,272,815	$—	$—	$29,272,815
Asset Backed Securities	—	963,570	—	963,570
Mortgage Backed Securities[3]	—	10,253,704	—	10,253,704
Corporate Bonds[1]	—	1,202,470	—	1,202,470
Taxable Municipal Bonds[2]	—	574,398	—	574,398
U.S. Government Agency Securities	—	1,818,797	—	1,818,797
U.S. Treasury Obligations	—	10,377,655	—	10,377,655
Investment Companies	2,712,026	—	—	2,712,026
Investment in Affiliates	2,453,134	—	—	2,453,134
Total Investments	34,437,975	25,190,594	—	59,628,569

U.S. Large Cap Equity Fund
Common Stocks[1]	17,683,449	—	—	17,683,449
Investment in Affiliates	265,624	—	—	265,624
Total Investments	17,949,073	—	—	17,949,073

Opportunistic Fund
Common Stocks[1]	34,837,536	—	—	34,837,536
Mortgage Backed Securities[3]	—	1,160,708	—	1,160,708
Corporate Bonds[1]	—	1,883,958	—	1,883,958
Convertible Bond	—	409,588	—	409,588
Preferred Stock	749,868	—	—	749,868
Exchange Traded Notes	1,171,547	—	—	1,171,547
Investment in Affiliates	1,343,689	—	—	1,343,689
Total Investments	38,102,640	3,454,254	—	41,556,894

World Energy Fund
Common Stocks[1]	30,642,342	—	—	30,642,342
Corporate Bonds[1]	—	6,607,421	—	6,607,421
Investment in Affiliates	537,300	—	—	537,300
Total Investments	31,179,642	6,607,421	—	37,787,063

1	Please see the Schedule of Portfolio Investments for Industry classification.
2	Please see the Schedule of Portfolio Investments for State classification.
3	Please see the Schedule of Portfolio Investments for Mortgage Backed Securities classification.

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. There were no significant transfers between Levels 1 and 2 as of February 29, 2016, based on levels assigned to securities on August 31, 2015.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization or accretion to maturity of any premium or discount, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Equity securities are typically categorized as Level 1 in the fair value hierarchy.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 29, 2016
(Unaudited)

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options and exchange-traded notes are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

Securities Sold Short:

The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale. The Opportunistic Fund engaged in short sales during the period ending February 29, 2016.

Purchased Options:

Each of the Funds, except U.S. Treasury Fund, may purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. Each of the Funds can purchase options and index options provided that its total investment in such options immediately after such purchase does not exceed 5% of its total assets.

The funds did not hold purchased options during the period ending February 29, 2016.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 29, 2016
(Unaudited)

Not all restricted securities are considered illiquid. The illiquid restricted securities held as of February 29, 2016 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Short-Term Income Fund:
Preferred Term Securities IX, 240.31%, 4/3/33, Continuously Callable @ 100	03/17/03	$504,403	$500,000	$285,000
Preferred Term Securities XXIII, 0.00%, 12/22/36	05/03/10	398,411	406,542	12,704

Intermediate Bond Fund:
Preferred Term Securities IX, 240.31%, 4/3/33, Continuously Callable @ 100	03/18/03	504,403	500,000	285,000
Preferred Term Securities XI, Class B-1, 212.57%, 9/24/33, Continuously Callable @ 100	09/12/03	515,167	500,000	218,750
Preferred Term Securities XXIII, 0.00%, 12/22/36	05/03/10	398,411	406,542	12,704

Bond Fund:
Preferred Term Securities IX, 240.31%, 4/3/33, Continuously Callable @ 100	03/18/03	1,008,806	1,000,000	570,000
Preferred Term Securities XI, Class B-1, 212.57%, 9/24/33, Continuously Callable @ 100	09/12/03	515,167	500,000	218,750
Preferred Term Securities XXIII, 0.00%, 12/22/36	05/03/10	199,206	203,271	6,352

Balanced Fund:
Preferred Term Securities XXIII, 0.00%, 12/22/36	05/03/10	119,523	121,963	3,811

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers that Cavanal Hill Investment Management, Inc. deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Distributions to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund and Bond Fund. Distributions from net investment income are declared and paid quarterly for the Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These “book/ tax’’ differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature (e.g., reclassification of bond discount and premium, gain/loss on principal payments from mortgage-backed securities, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. To the extent that distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 29, 2016
(Unaudited)

Allocations:

Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Money Market Mutual Fund Regulatory Changes:

In July 2014, the United States Securities and Exchange Commission (“SEC”) issued final rules that will alter and increase regulations to which money market funds, including the Cavanal Hill Money Market Funds, are subject. The new rules have varying implementation dates, ranging from July 2015 to October 2016. The SEC’s new rules are intended to give investors additional protection during rare periods of market stress, when redemptions in some money market funds may increase significantly. Upon implementation, the new rules will require institutional prime (general purpose) and institutional municipal money market funds to price and transact at a “floating” net asset value. During periods of extraordinary market stress, the new rules would permit some money market funds to charge certain liquidity fees payable to the fund upon redemption, as well as provide for redemption gates that could limit or stop withdrawals. Certain government and U.S. Treasury money market mutual funds will not be subject to any of the new structural changes.

In October 2015, the Board of Trustees for the Cavanal Hill Funds approved the operation of each of the Money Market Funds as either government or retail and the continued offering of shares at a stable net asset value, without liquidity fees or gates. Shareholder approval was obtained for the following changes:

Cavanal Hill Cash Management Fund: The Fund will become a government money market fund and will change its name to: Cavanal Hill Government Securities Money Market Fund, effective April 1, 2016.

Cavanal Hill Tax Free Money Market Fund: The Fund will be a retail money market fund and the name of the Institutional Share Class will be changed to the Reserve Share Class. The Fund was closed to new institutional investors effective January 1, 2016. Existing institutional shareholders will need to transition out of the Fund by April 1, 2016.

Cavanal Hill Treasury Fund: The Fund will be a government money market fund and will continue to be focused on U.S. Treasury securities.

Additional information regarding the money market mutual fund regulatory changes may be found at the SEC’s website, www.sec.gov.

3. Related Party Transactions:

Cavanal Hill Investment Management, Inc. (the “Adviser”), a wholly-owned subsidiary of BOKF, NA (“BOK”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Fund	Annual Advisory Fee (as a percentage of net assets)	Annual Advisory Fee Waivers*
U.S. Treasury Fund	0.15%	0.10%
Cash Management Fund	0.15%	0.10%
Tax-Free Money Market Fund	0.15%	0.10%
Intermediate Tax-Free Bond Fund	0.55%	0.35%
Short-Term Income Fund	0.55%	0.40%
Intermediate Bond Fund	0.55%	0.35%
Bond Fund	0.55%	0.35%
Balanced Fund	0.74%	0.39%
U.S. Large Cap Equity Fund	0.69%	0.29%
Opportunistic Fund	0.85%	0.00%
World Energy Fund	0.70%	0.10%**

*	Contractual fee waivers are in place through December 31, 2016 and may be terminated or modified only with the approval of the Funds’ Board except as noted below.
**	The Adviser contractually agreed to waive or assume certain expenses through December 31, 2016, so that the expenses for each class, excluding class-specific fees, do not exceed 1.15%.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 29, 2016
(Unaudited)

The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Fund	Annual Administration Fee (as a percentage of net assets)*	Annual Administration Fee Waivers*
U.S. Treasury Fund	0.05%	0.00%
Cash Management Fund	0.05%	0.00%
Tax-Free Money Market Fund	0.05%	0.00%
Intermediate Tax-Free Bond Fund	0.08%	0.00%
Short-Term Income Fund	0.08%	0.00%
Intermediate Bond Fund	0.08%	0.00%
Bond Fund	0.08%	0.00%
Balanced Fund	0.08%	0.00%
U.S. Large Cap Equity Fund	0.08%	0.00%
Opportunistic Fund	0.08%	0.00%
World Energy Fund	0.08%	0.00%

*	Effective September 1, 2015 the contractual waivers were removed and the fee rates were changed to 0.05% of net assets for the Money Market Funds and 0.08% of net assets for the Variable NAV Funds.

Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. Fees paid to Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds. For the period ending February 29, 2016, Citi was paid $293,319 by the Administrator.

BOK serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOK is also entitled to any out-of-pocket expenses incurred. For the period ending February 29, 2016, BOK voluntarily waived $32,962, $0 and $13,133 of its fee payable by the U.S. Treasury Fund, Cash Management Fund and Tax-Free Money Market Fund, respectively.

SunGard Investor Services, LLC (“SunGard”) served as transfer gent to the Trust and received a fee for its services as transfer agent. On November 30, 2015, FIS Investor Services LLC announced the closing of its acquisition of SunGard. On March 15, 2016, the name of the transfer agent was changed to FIS Investor Services LLC. Citi serves the Trust as fund accountant and makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Citi receives a fee for its services as fund accountant and CCO.

Certain officers of the Trust are affiliated with Citi, the Adviser, the Distributor (see below) and/or BOK. These persons are paid no fees directly by the Trust for serving as officers of the Trust.

BOSC, Inc. (“BOSC” or the “Distributor”), an affiliate of the Adviser and BOK, is the Distributor of the Funds pursuant to a Distribution Agreement between the Trust and BOSC. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BOSC a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, Service and A Shares, 0.50% of the Premier Shares, and 1.00% of the C Shares, and may be used by BOSC to pay banks, including BOK, broker dealers and other institutions. For the period ending February 29, 2016, BOSC received $18,715 and BOK received $773,160 from the Distributor. BOSC has contractually agreed to waive 0.15% of such fee paid by the Service Shares, 0.45% of such fee paid by the Premier Shares and 0.13% of such fee paid by the Administrative Shares of the Cash Management Fund through December 31, 2016.

The Funds have entered into shareholder servicing agreements with various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, the service organizations received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative, Institutional, Investor, Select, Service, Premier Shares and C Shares and up to 0.10% for the A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the period ending February 29, 2016, BOSC and BOK received net shareholder servicing fees of $ 692 and $ 1,562,136, respectively. For shareholder purchases made through BOSC and BOK, such affiliates have contractually agreed to waive 0.25%, 0.15%, 0.17% and 0.25% of such fees paid by the Select, Service, Institutional and Premier Shares, respectively, of the Money Market Funds and 0.25%, 0.25%, 0.10% and 0.25% of such fees paid by the Institutional, Investor, A, and C Shares, respectively, of the Variable Net Asset Value Funds through December 31, 2016. The affiliate waivers result in reduction of the Shareholder Servicing Fee paid by all affiliated purchasers of a class.

From time to time, fees may be reduced or reimbursed in order to assist one or more of the Funds in maintaining more competitive expense ratios. Fee reductions by the Funds’ service providers are contractual as disclosed in the Funds’ statutory prospectus. Voluntary fee reductions and waivers may also occur on an ad hoc basis. None of the fee waivers are subject to recoupment in subsequent fiscal periods and voluntary fee reductions and waivers may be terminated at any time.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

 February 29, 2016
(Unaudited)

Affiliated Transactions:

A summary of each Fund’s investment in Tax-Free Money Market Fund, Institutional Class for the period ending February 29, 2016 is noted below:

Fund	Fair Value 8/31/15	Purchases	Sales	Fair Value 2/29/16	Dividend Income	Net Realized Gain Distributions Received
Intermediate Tax-Free Bond Fund	$2,978,427	$3,738,656	$(3,677,967)	$3,039,116	$—	$—

A summary of each Fund’s investment in Cash Management Fund, Institutional Class for the period ending February 29, 2016 is noted below:

Fund	Fair Value 8/31/15	Purchases	Sales	Fair Value 2/29/16	Dividend Income	Net Realized Gain Distributions Received
Short-Term Income Fund	$4,509,173	$52,576,297	$(44,079,133)	$13,006,337	$469	$—
Intermediate Bond Fund	1,671,489	19,963,321	(19,479,808)	2,155,002	269	—
Bond Fund	663,073	51,824,243	(46,593,508)	5,893,808	324	—
Balanced Fund	1,082,829	11,151,704	(10,329,453)	1,905,080	91	—
U.S. Large Cap Equity Fund	787,881	5,508,336	(6,030,593)	265,624	26	—
Opportunistic Fund	4,142,121	36,103,170	(38,901,602)	1,343,689	210	—
World Energy Fund	2,368,031	12,926,014	(14,756,745)	537,300	133	—

A summary of the Balanced Fund’s investment in World Energy Fund, Institutional Class for the period ending February 29, 2016 is noted below:

Fund	Fair Value 8/31/15	Purchases	Sales	Fair Value 2/29/16	Dividend Income	Net Realized Gain Distributions Received
Balanced Fund	$630,789	$—	$—	$548,054	$3,057	$—

4. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the period ending February 29, 2016 were as follows:

Fund	Purchases	Sales
Intermediate Tax-Free Bond Fund	$600,085	$700,000
Short-Term Income Fund	23,981,544	49,571,853
Intermediate Bond Fund	33,097,813	27,296,414
Bond Fund	96,184,897	62,005,296
Balanced Fund	19,694,940	24,290,384
U.S. Large Cap Equity Fund	13,551,619	27,246,535
Opportunistic Fund	57,994,801	44,269,201
World Energy Fund	30,335,419	38,046,174

Purchases and sales of long-term U.S. government securities for the period ending February 29, 2016 were as follows:

Fund	Purchases	Sales
Short-Term Income Fund	$26,325,072	$39,143,261
Intermediate Bond Fund	29,661,331	24,470,066
Bond Fund	88,759,321	57,789,703
Balanced Fund	10,824,057	13,077,858

5. Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by events relating to political developments, energy conservation, commodity prices, and tax and government regulations.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 29, 2016
(Unaudited)

6. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

The Funds may be subject to foreign taxes on dividends and realized capital gains. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

At February 29, 2016, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation/ (Depreciation)
Intermediate Tax-Free Bond	$38,084,700	$2,140,328	$—	$2,140,328
Short-Term Income Fund	152,102,910	1,120,777	(3,889,910)	(2,769,133)
Intermediate Bond Fund	70,625,221	1,267,532	(3,069,418)	(1,801,886)
Bond Fund	149,189,982	2,844,002	(3,113,262)	(269,260)
Balanced Fund	54,087,846	7,872,526	(2,331,804)	5,540,722
U.S. Large Cap Equity Fund	13,957,907	4,313,225	(322,059)	3,991,166
Opportunistic Fund	42,260,267	985,357	(1,688,730)	(703,373)
World Energy Fund	40,900,031	1,188,654	(4,301,622)	(3,112,968)

The tax characteristics of distributions paid to shareholders during the fiscal years ending August 31, 2015 and 2014 were as follows:

	Distributions Paid From:
2015	Net Investment Income	Net Long- Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$16,788	$—	$16,788	$—	$16,788
Cash Management Fund	127,834	—	127,834	—	127,834
Tax-Free Money Market Fund	3	712	715	1,758	2,473
Intermediate Tax-Free Bond Fund	—	—	—	1,005,986	1,005,986
Short-Term Income Fund	1,885,877	—	1,885,877	—	1,885,877
Intermediate Bond Fund	709,528	—	709,528	—	709,528
Bond Fund	1,714,109	—	1,714,109	—	1,714,109
Balanced Fund	1,786,395	3,072,102	4,858,497	—	4,858,497
U.S. Large Cap Equity Fund	988,706	3,009,272	3,997,978	—	3,997,978
Opportunistic Fund	248,720	277,443	526,163	—	526,163
World Energy Fund	607,685	—	607,685	—	607,685

*	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

	Distributions Paid From:
2014	Net Investment Income	Net Long- Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$14,545	$—	$14,545	$1,182	$15,727
Cash Management Fund	109,943	—	109,943	—	109,943
Tax-Free Money Market Fund	—	312	312	3,136	3,448
Intermediate Tax-Free Bond Fund	—	71,572	71,572	1,076,069	1,147,641
Short-Term Income Fund	1,850,087	—	1,850,087	—	1,850,087
Intermediate Bond Fund	485,380	—	485,380	—	485,380
Bond Fund	1,220,358	—	1,220,358	—	1,220,358
Balanced Fund	1,748,386	3,412,047	5,160,433	—	5,160,433
U.S. Large Cap Equity Fund	481,150	3,305,176	3,786,326	—	3,786,326
Opportunistic Fund	585,703	30,724	616,427	—	616,427
World Energy Fund	93,668	—	93,668	—	93,668

*	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 29, 2016
(Unaudited)

As of August 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income/Tax- Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses*	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/(Deficit)
U.S. Treasury Fund	$6,439	$—	$6,439	$(6,401)	$(4,220)	$—	$(4,182)
Cash Management Fund	9,945	—	9,945	(10,437)	(755,613)	—	(756,105)
Tax-Free Money Market Fund	62	59	121	—	—	—	121
Intermediate Tax-Free Bond	64,544	—	64,544	(68,165)	(701)	1,849,281	1,844,959
Short-Term Income Fund	152,445	—	152,445	(135,303)	(19,784,246)	(2,687,688)	(22,454,792)
Intermediate Bond Fund	78,381	—	78,381	(50,032)	(8,262,918)	(1,901,213)	(10,135,782)
Bond Fund	205,315	—	205,315	(196,736)	(643,613)	(1,999,521)	(2,634,555)
Balanced Fund	200,808	2,681,758	2,882,566	—	—	6,932,714	9,815,280
U.S. Large Cap Equity Fund	1	1,140,553	1,140,554	—	—	7,192,764	8,333,318
Opportunistic Fund	632,921	375,968	1,008,889	—	—	(36,807)	972,082
World Energy Fund	25,167	—	25,167	—	(8,245,246)	(3,665,237)	(11,885,316)

*	See below for post-October losses and capital loss carryforwards.

**	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

Under current tax laws, net capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. As of August 31, 2015, the Funds’ deferred post-October capital losses were as follows:

Fund	Post-October Capital Losses
U.S. Treasury Fund	$3,855
Intermediate Tax-Free Bond	319
Short-Term Income Fund	113,926
Intermediate Bond Fund	534,157
Bond Fund	258,473
World Energy Fund	7,159,392

At August 31, 2015, the following Funds had capital loss carryforwards as summarized in the tables below.

Capital loss carryforwards subject to expiration:

Fund	Amount	Expires
Cash Management Fund	$96,738	2017
Cash Management Fund	107,078	2018
Cash Management Fund	550,617	2019
Short-Term Income Fund	115,480	2016
Short-Term Income Fund	11,477,199	2017
Short-Term Income Fund	3,730,873	2018
Short-Term Income Fund	173,448	2019
Intermediate Bond Fund	2,246,538	2017
Intermediate Bond Fund	3,244,666	2018

Capital loss carryforwards not subject to expiration:

	Short-Term	Long-Term
Fund	Amount	Amount	Total
U.S. Treasury Fund	$365	$—	$365
Cash Management Fund	1,180	—	1,180
Intermediate Tax-Free Bond	—	382	382
Short-Term Income Fund	58,447	4,114,873	4,173,320
Intermediate Bond Fund	5,350	2,232,207	2,237,557
Bond Fund	43,466	341,674	385,140
World Energy Fund	1,085,854	—	1,085,854

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders. Capital loss carryforwards that are not subject to expiration must be utilized before those that are subject to expiration.

7. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued and there are no additional subsequent events to report.

CAVANAL HILL FUNDS

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Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:		Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

U.S. Treasury Fund
Administrative Shares
Six Months Ended February 29, 2016 (unaudited)	$1.000	$—	$—	$—	$—	$—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—

Service Shares
Six Months Ended February 29, 2016 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—

Institutional Shares
Six Months Ended February 29, 2016 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—

Cash Management Fund
Administrative Shares
Six Months Ended February 29, 2016 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—

Institutional Shares
Six Months Ended February 29, 2016 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—

Premier Shares
Six Months Ended February 29, 2016 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
September 17, 2012(d) through August 31, 2013	1.000	—	—	—	—	—

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

Cavanal Hill Funds

			Ratios/Supplemental Data: (b)

Net Asset Value, End of Period	Total Return (a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets (c)

$1.000	0.00%	$977,066	0.14%	0.01%	0.78%
1.000	0.00%	1,299,328	0.07%	—%	0.86%
1.000	0.00%	941,223	0.07%	—%	0.86%
1.000	0.01%	822,664	0.11%	0.01%	0.86%
1.000	0.01%	788,180	0.09%	0.01%	0.86%
1.000	0.01%	825,388	0.15%	0.01%	0.87%

1.000	0.00%	28,997	0.14%	0.01%	0.78%
1.000	0.00%	42,966	0.07%	—%	0.86%
1.000	0.00%	49,967	0.07%	—%	0.86%
1.000	0.01%	39,921	0.10%	0.01%	0.86%
1.000	0.01%	40,533	0.09%	0.01%	0.86%
1.000	0.01%	33,292	0.16%	0.01%	0.87%

1.000	0.00%	153,327	0.14%	0.01%	0.53%
1.000	0.00%	110,133	0.07%	—%	0.61%
1.000	0.00%	138,842	0.07%	—%	0.61%
1.000	0.01%	185,370	0.10%	0.01%	0.61%
1.000	0.01%	148,421	0.09%	0.01%	0.61%
1.000	0.01%	178,898	0.16%	0.01%	0.62%

1.000	0.00%	1,029,073	0.20%	0.01%	0.80%
1.000	0.01%	942,950	0.10%	0.01%	0.86%
1.000	0.01%	722,168	0.10%	0.01%	0.86%
1.000	0.01%	613,298	0.12%	0.01%	0.86%
1.000	0.01%	466,990	0.12%	0.01%	0.86%
1.000	0.01%	436,984	0.24%	0.01%	0.87%

1.000	0.01%	730,681	0.18%	0.03%	0.54%
1.000	0.01%	583,051	0.10%	0.01%	0.61%
1.000	0.01%	473,727	0.10%	0.01%	0.61%
1.000	0.01%	570,786	0.12%	0.01%	0.61%
1.000	0.01%	461,016	0.12%	0.01%	0.61%
1.000	0.02%	424,264	0.23%	0.02%	0.62%

1.000	0.02%	8,252	0.17%	0.04%	1.05%
1.000	0.01%	3,365	0.10%	0.01%	1.11%
1.000	0.01%	196	0.10%	0.01%	1.11%
1.000	0.02%	219	0.10%	0.01%	1.11%

See notes to financial statements.

Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

	Change in Net Assets Resulting From Operations:			Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

Tax-Free Money Market Fund
Administrative Shares
Six Months Ended February 29, 2016 (unaudited)	$1.000	$—	$—	$—	$—	$—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Institutional Shares
Six Months Ended February 29, 2016 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	—	—	—	—	—
Select Shares
Six Months Ended February 29, 2016 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
Year Ended August 31, 2013	1.000	—	—	—	—	—
Year Ended August 31, 2012	1.000	—	—	—	—	—
Year Ended August 31, 2011	1.000	0.001	0.001	(0.001)	—	(0.001)
Premier Shares
Six Months Ended February 29, 2016 (unaudited)	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Year Ended August 31, 2014	1.000	—	—	—	—	—
September 17, 2012(d) through August 31, 2013	1.000	—	—	—	—	—

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

Cavanal Hill Funds

			Ratios/Supplemental Data: (b)
Net Asset Value, End of Period	Total Return (a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets (c)

$1.000	0.00%	$15,664	0.02%	—%	0.80%
1.000	0.00%	1,778	0.05%	—%	0.87%
1.000	0.00%	1,932	0.07%	—%	0.87%
1.000	0.01%	3,639	0.14%	0.01%	0.87%
1.000	0.01%	9,441	0.17%	0.01%	0.86%
1.000	0.01%	6,303	0.26%	0.05%	0.94%

1.000	0.00%	22,179	0.02%	—%	0.55%
1.000	0.00%	22,387	0.05%	—%	0.62%
1.000	0.00%	15,007	0.07%	—%	0.62%
1.000	0.01%	28,518	0.12%	0.01%	0.62%
1.000	0.01%	10,843	0.17%	0.02%	0.61%
1.000	0.03%	19,734	0.24%	0.07%	0.68%

1.000	0.00%	263,793	0.02%	—%	0.55%
1.000	0.00%	220,826	0.05%	—%	0.62%
1.000	0.00%	222,576	0.07%	—%	0.62%
1.000	0.01%	286,119	0.13%	0.01%	0.62%
1.000	0.03%	416,443	0.15%	0.04%	0.61%
1.000	0.09%	325,261	0.18%	0.13%	0.68%

1.000	0.00%	11	0.02%	—%	1.05%
1.000	0.00%	10	0.07%	—%	1.12%
1.000	0.00%	10	0.07%	—%	1.12%
1.000	0.03%	10	0.11%	0.01%	1.12%

See notes to financial statements.

Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

Intermediate Tax-Free Bond Fund
Investor Shares
Six Months Ended February 29, 2016 (unaudited)	$11.18	$0.13		$0.08	$0.21	$(0.13)	$—	$(0.13)
Year Ended August 31, 2015	11.35	0.26		(0.17)	0.09	(0.26)	—	(0.26)
Year Ended August 31, 2014	11.04	0.31		0.33	0.64	(0.31)	(0.02)	(0.33)
Year Ended August 31, 2013	11.67	0.29		(0.62)	(0.33)	(0.30)	—	(0.30)
Year Ended August 31, 2012	11.38	0.29	(e)	0.34	0.63	(0.28)	(0.06)	(0.34)
Year Ended August 31, 2011	11.48	0.33		(0.10)	0.23	(0.33)	—	(0.33)
Institutional Shares
Six Months Ended February 29, 2016 (unaudited)	11.19	0.14		0.08	0.22	(0.14)	—	(0.14)
Year Ended August 31, 2015	11.36	0.29		(0.17)	0.12	(0.29)	—	(0.29)
Year Ended August 31, 2014	11.05	0.33		0.34	0.67	(0.34)	(0.02)	(0.36)
Year Ended August 31, 2013	11.68	0.33		(0.63)	(0.30)	(0.33)	—	(0.33)
Year Ended August 31, 2012	11.39	0.32	(e)	0.34	0.66	(0.31)	(0.06)	(0.37)
Year Ended August 31, 2011	11.49	0.35		(0.10)	0.25	(0.35)	—	(0.35)
A Shares
Six Months Ended February 29, 2016 (unaudited)	11.19	0.13		0.08	0.21	(0.13)	—	(0.13)
Year Ended August 31, 2015	11.36	0.27		(0.17)	0.10	(0.27)	—	(0.27)
Year Ended August 31, 2014	11.05	0.31		0.33	0.64	(0.31)	(0.02)	(0.33)
Year Ended August 31, 2013	11.67	0.39		(0.65)	(0.26)	(0.36)	—	(0.36)
Year Ended August 31, 2012	11.39	0.29	(e)	0.34	0.63	(0.29)	(0.06)	(0.35)
May 2, 2011(f) through August 31, 2011	11.07	0.11		0.32	0.43	(0.11)	—	(0.11)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year, except for Portfolio Turnover.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.

(f)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

Cavanal Hill Funds

			Ratios/Supplemental Data: (b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover (d)

$11.26	1.87%	$4,685	0.79%	2.29%	1.38%	2%
11.18	0.84%	4,609	0.80%	2.34%	1.52%	6%
11.35	5.85%	1,907	0.74%	2.72%	1.43%	—%
11.04	(2.92)%	2,262	0.73%	2.57%	1.43%	7%
11.67	5.66%	2,503	0.73%	2.48%	1.42%	8%
11.38	2.14%	2,897	0.85%	2.94%	1.54%	11%

11.27	2.00%	33,620	0.53%	2.55%	1.13%	2%
11.19	1.11%	33,950	0.57%	2.60%	1.27%	6%
11.36	6.12%	32,816	0.48%	2.98%	1.18%	—%
11.05	(2.66)%	31,112	0.48%	2.82%	1.18%	7%
11.68	5.94%	41,529	0.48%	2.74%	1.17%	8%
11.39	2.38%	37,464	0.50%	3.19%	1.20%	11%

11.27	1.86%	2,203	0.80%	2.28%	1.23%	2%
11.19	0.85%	1,904	0.82%	2.34%	1.37%	6%
11.36	5.85%	1,323	0.73%	2.72%	1.28%	—%
11.05	(2.33)%	1,491	0.73%	2.57%	1.28%	7%
11.67	5.66%	38	0.73%	2.48%	1.27%	8%
11.39	3.90%	10	0.75%	2.94%	1.32%	11%

See notes to financial statements.

Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

Short-Term Income Fund
Investor Shares
Six Months Ended February 29, 2016 (unaudited)	$9.60	$0.05		$(0.01)	$0.04	$(0.06)	$—	$(0.06)
Year Ended August 31, 2015	9.62	0.08		(0.01)	0.07	(0.09)	—	(0.09)
Year Ended August 31, 2014	9.51	0.07		0.14	0.21	(0.10)	—	(0.10)
Year Ended August 31, 2013	9.53	0.12	(e)	(0.01)	0.11	(0.13)	—	(0.13)
Year Ended August 31, 2012	9.42	0.19		0.15	0.34	(0.23)	—	(0.23)
Year Ended August 31, 2011	9.27	0.25		0.16	0.41	(0.26)	—	(0.26)
Institutional Shares
Six Months Ended February 29, 2016 (unaudited)	9.59	0.06		—	0.06	(0.07)	—	(0.07)
Year Ended August 31, 2015	9.61	0.10		(0.01)	0.09	(0.11)	—	(0.11)
Year Ended August 31, 2014	9.51	0.10		0.12	0.22	(0.12)	—	(0.12)
Year Ended August 31, 2013	9.53	0.14	(e)	(0.01)	0.13	(0.15)	—	(0.15)
Year Ended August 31, 2012	9.42	0.21		0.16	0.37	(0.26)	—	(0.26)
Year Ended August 31, 2011	9.27	0.28		0.16	0.44	(0.29)	—	(0.29)
A Shares
Six Months Ended February 29, 2016 (unaudited)	9.60	0.05		—	0.05	(0.06)	—	(0.06)
Year Ended August 31, 2015	9.62	0.08		(0.01)	0.07	(0.09)	—	(0.09)
Year Ended August 31, 2014	9.51	0.08		0.13	0.21	(0.10)	—	(0.10)
Year Ended August 31, 2013	9.53	0.11	(e)	0.01	0.12	(0.14)	—	(0.14)
Year Ended August 31, 2012	9.42	0.18		0.16	0.34	(0.23)	—	(0.23)
May 2, 2011(f) through
August 31, 2011	9.40	0.07		0.03	0.10	(0.08)	—	(0.08)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year, except for Portfolio Turnover.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.

(f)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

Cavanal Hill Funds

			Ratios/Supplemental Data: (b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover (d)

$9.58	0.39%	$41,388	0.68%	1.01%	1.30%	17%
9.60	0.71%	44,030	0.67%	0.82%	1.42%	39%
9.62	2.21%	41,940	0.67%	0.79%	1.41%	48%
9.51	1.15%	40,195	0.66%	1.29%	1.41%	45%
9.53	3.68%	41,539	0.67%	1.88%	1.42%	62%
9.42	4.48%	27,135	0.73%	2.70%	1.47%	36%

9.58	0.63%	94,649	0.40%	1.29%	1.05%	17%
9.59	0.97%	105,478	0.42%	1.06%	1.17%	39%
9.61	2.36%	118,684	0.41%	1.01%	1.16%	48%
9.51	1.41%	99,361	0.41%	1.49%	1.16%	45%
9.53	3.94%	80,073	0.42%	2.15%	1.17%	62%
9.42	4.75%	67,116	0.47%	2.90%	1.22%	36%

9.59	0.50%	3,276	0.65%	1.03%	1.16%	17%
9.60	0.72%	7,996	0.67%	0.81%	1.27%	39%
9.62	2.22%	7,970	0.66%	0.68%	1.26%	48%
9.51	1.25%	2,929	0.66%	1.14%	1.26%	45%
9.53	3.69%	10	0.67%	1.90%	1.27%	62%

9.42	1.04%	10	0.71%	2.11%	1.32%	36%

See notes to financial statements.

Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

Intermediate Bond Fund
Investor Shares
Six Months Ended February 29, 2016 (unaudited)	$10.53	$0.06		$0.02	$0.08	$(0.07)	$—	$(0.07)
Year Ended August 31, 2015	10.54	0.12		(0.01)	0.11	(0.12)	—	(0.12)
Year Ended August 31, 2014	10.22	0.09		0.36	0.45	(0.13)	—	(0.13)
Year Ended August 31, 2013	9.94	0.16		0.33	0.49	(0.21)	—	(0.21)
Year Ended August 31, 2012	9.69	0.25	(f)	0.32	0.57	(0.32)	—	(0.32)
Year Ended August 31, 2011	9.36	0.44		0.27	0.71	(0.38)	—	(0.38)
Institutional Shares
Six Months Ended February 29, 2016 (unaudited)	10.53	0.08		0.01	0.09	(0.09)	—	(0.09)
Year Ended August 31, 2015	10.55	0.15		(0.02)	0.13	(0.15)	—	(0.15)
Year Ended August 31, 2014	10.23	0.11		0.37	0.48	(0.16)	—	(0.16)
Year Ended August 31, 2013	9.95	0.20		0.32	0.52	(0.24)	—	(0.24)
Year Ended August 31, 2012	9.70	0.28	(f)	0.32	0.60	(0.35)	—	(0.35)
Year Ended August 31, 2011	9.38	0.47		0.26	0.73	(0.41)	—	(0.41)
A Shares
Six Months Ended February 29, 2016 (unaudited)	10.52	0.06		0.02	0.08	(0.07)	—	(0.07)
Year Ended August 31, 2015	10.54	0.12		(0.02)	0.10	(0.12)	—	(0.12)
Year Ended August 31, 2014	10.22	0.09		0.37	0.46	(0.14)	—	(0.14)
Year Ended August 31, 2013	9.94	0.18		0.32	0.50	(0.22)	—	(0.22)
Year Ended August 31, 2012	9.70	0.26	(f)	0.30	0.56	(0.32)	—	(0.32)
May 2, 2011(g) through August 31, 2011	9.62	0.13		0.06	0.19	(0.11)	—	(0.11)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	During the year ended August 31, 2015, the Investor Class received monies related to a correction of an error. The corresponding impact to the total return, net expenses to average net assets ratio and net investment income to average net assets ratio was 0.09%, (0.07)% and 0.07%, respectively, for Intermediate Bond Fund.
(f)	Calculated using average shares.
(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

Cavanal Hill Funds

				Ratios/Supplemental Data: (b)

Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover (d)

$10.54	0.86%		$16,468	0.81%		1.16%		1.37%	42%
10.53	1.04	%(e)	17,009	0.78	%(e)	1.18	%(e)	1.55%	57%
10.54	4.47%		19,477	0.92%		0.76%		1.61%	70%
10.22	4.94%		18,712	0.90%		1.57%		1.59%	26%
9.94	6.02%		12,131	0.89%		2.54%		1.58%	34%
9.69	7.72%		13,166	0.89%		4.65%		1.59%	28%

10.53	0.81%		30,182	0.51%		1.45%		1.11%	42%
10.53	1.24%		28,295	0.60%		1.37%		1.30%	57%
10.55	4.74%		20,608	0.66%		1.00%		1.36%	70%
10.23	5.21%		13,746	0.65%		1.97%		1.34%	26%
9.95	6.30%		11,136	0.64%		2.88%		1.33%	34%
9.70	7.88%		10,370	0.64%		4.91%		1.34%	28%

10.53	0.78%		22,424	0.76%		1.20%		1.21%	42%
10.52	0.99%		17,489	0.85%		1.15%		1.40%	57%
10.54	4.49%		3,181	0.91%		0.77%		1.46%	70%
10.22	5.00%		113	0.90%		1.72%		1.44%	26%
9.94	5.92%		11	0.89%		2.66%		1.43%	34%

9.70	1.99%		10	0.91%		4.07%		1.48%	28%

See notes to financial statements.

Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

Bond Fund
Investor Shares
Six Months Ended February 29, 2016 (unaudited)	$9.56	$0.08		$0.12	$0.20	$(0.09)	$—	$(0.09)
Year Ended August 31, 2015	9.57	0.15		—	0.15	(0.16)	—	(0.16)
Year Ended August 31, 2014	9.32	0.16		0.26	0.42	(0.17)	—	(0.17)
Year Ended August 31, 2013	9.52	0.20	(f)	(0.16)	0.04	(0.24)	—	(0.24)
Year Ended August 31, 2012	9.26	0.28		0.32	0.60	(0.32)	(0.02)	(0.34)
Year Ended August 31, 2011	8.95	0.37		0.28	0.65	(0.34)	—	(0.34)
Institutional Shares
Six Months Ended February 29, 2016 (unaudited)	9.54	0.09		0.11	0.20	(0.10)	—	(0.10)
Year Ended August 31, 2015	9.57	0.18		(0.02)	0.16	(0.19)	—	(0.19)
Year Ended August 31, 2014	9.32	0.19		0.26	0.45	(0.20)	—	(0.20)
Year Ended August 31, 2013	9.51	0.22	(f)	(0.14)	0.08	(0.27)	—	(0.27)
Year Ended August 31, 2012	9.25	0.31		0.32	0.63	(0.35)	(0.02)	(0.37)
Year Ended August 31, 2011	8.95	0.40		0.27	0.67	(0.37)	—	(0.37)
A Shares
Six Months Ended February 29, 2016 (unaudited)	9.55	0.08		0.11	0.19	(0.09)	—	(0.09)
Year Ended August 31, 2015	9.58	0.16		(0.02)	0.14	(0.17)	—	(0.17)
Year Ended August 31, 2014	9.33	0.16		0.26	0.42	(0.17)	—	(0.17)
Year Ended August 31, 2013	9.52	0.18	(f)	(0.12)	0.06	(0.25)	—	(0.25)
Year Ended August 31, 2012	9.26	0.28		0.32	0.60	(0.32)	(0.02)	(0.34)
May 2, 2011(g) through August 31, 2011	9.07	0.12		0.18	0.30	(0.11)	—	(0.11)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	During the year ended August 31, 2015, the Investor Class received monies related to a correction of an error. The corresponding impact to the total return, net expenses to average net assets ratio and net investment income to average net assets ratio was 0.10%, (0.16)% and 0.16%, respectively, for Bond Fund.
(f)	Calculated using average shares.
(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

Cavanal Hill Funds

				Ratios/Supplemental Data: (b)

Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover (d)

$9.67	2.30%		$10,533	0.68%		1.58%		1.26%	47%
9.56	1.61	%(e)	8,167	0.54	%(e)	1.82	%(e)	1.43%	83%
9.57	4.58%		6,988	0.78%		1.70%		1.48%	60%
9.32	0.44%		10,106	0.77%		2.12%		1.47%	34%
9.52	6.60%		12,283	0.76%		3.02%		1.46%	34%
9.26	7.47%		10,592	0.82%		4.17%		1.51%	36%

9.64	2.11%		136,859	0.41%		1.85%		1.01%	47%
9.54	1.68%		99,270	0.48%		1.90%		1.18%	83%
9.57	4.84%		65,616	0.53%		1.93%		1.23%	60%
9.32	0.80%		38,124	0.52%		2.32%		1.22%	34%
9.51	6.87%		36,248	0.51%		3.28%		1.21%	34%
9.25	7.62%		30,796	0.56%		4.42%		1.26%	36%

9.65	1.99%		2,050	0.66%		1.57%		1.11%	47%
9.55	1.42%		1,058	0.73%		1.68%		1.28%	83%
9.58	4.58%		505	0.78%		1.62%		1.33%	60%
9.33	0.65%		63	0.77%		1.92%		1.32%	34%
9.52	6.61%		11	0.76%		3.02%		1.31%	34%

9.26	3.29%		10	0.81%		3.77%		1.38%	36%

See notes to financial statements.

Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

Balanced Fund
Investor Shares
Six Months Ended February 29, 2016 (unaudited)	$13.38	$0.09		$(0.25)	$(0.16)	$(0.13)	$(0.62)	$(0.75)
Year Ended August 31, 2015	14.29	0.20		(0.10)	0.10	(0.19)	(0.82)	(1.01)
Year Ended August 31, 2014	13.45	0.22		1.65	1.87	(0.22)	(0.81)	(1.03)
Year Ended August 31, 2013	12.84	0.25	(f)	0.84	1.09	(0.25)	(0.23)	(0.48)
Year Ended August 31, 2012	11.96	0.28	(f)	0.88	1.16	(0.28)	—	(0.28)
Year Ended August 31, 2011	10.88	0.28		1.08	1.36	(0.28)	—	(0.28)
Institutional Shares
Six Months Ended February 29, 2016 (unaudited)	13.39	0.11		(0.26)	(0.15)	(0.12)	(0.62)	(0.74)
Year Ended August 31, 2015	14.33	0.23		(0.12)	0.11	(0.23)	(0.82)	(1.05)
Year Ended August 31, 2014	13.49	0.25		1.65	1.90	(0.25)	(0.81)	(1.06)
Year Ended August 31, 2013	12.87	0.29	(f)	0.85	1.14	(0.29)	(0.23)	(0.52)
Year Ended August 31, 2012	11.99	0.31	(f)	0.88	1.19	(0.31)	—	(0.31)
Year Ended August 31, 2011	10.91	0.31		1.08	1.39	(0.31)	—	(0.31)
A Shares
Six Months Ended February 29, 2016 (unaudited)	13.32	0.10		(0.25)	(0.15)	(0.11)	(0.62)	(0.73)
Year Ended August 31, 2015	14.27	0.20		(0.13)	0.07	(0.20)	(0.82)	(1.02)
Year Ended August 31, 2014	13.43	0.22		1.65	1.87	(0.22)	(0.81)	(1.03)
Year Ended August 31, 2013	12.83	0.23	(f)	0.86	1.09	(0.26)	(0.23)	(0.49)
Year Ended August 31, 2012	11.96	0.28	(f)	0.87	1.15	(0.28)	—	(0.28)
May 2, 2011(g) through August 31, 2011	12.67	0.10		(0.73)	(0.63)	(0.08)	—	(0.08)
C Shares
Six Months Ended February 29, 2016 (unaudited)	13.31	0.05		(0.26)	(0.21)	(0.05)	(0.62)	(0.67)
December 31, 2014(g) through August 31, 2015	13.59	0.10		(0.34)	(0.24)	(0.04)	—	(0.04)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e)	During the year ended August 31, 2015, the Investor Class received monies related to a correction of an error. The corresponding impact to the total return, net expenses to average net assets ratio and net investment income to average net assets ratio was 0.14%, (0.18)% and 0.18%, respectively, for Balanced Fund.
(f)	Calculated using average shares.
(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

Cavanal Hill Funds

				Ratios/Supplemental Data: (b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge) (a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover (d)

$12.47	(1.01)%		$10,842	0.92%		1.42%		1.54%	32%
13.38	0.59%	(e)	11,490	0.74%	(e)	1.57%	(e)	1.70%	60%
14.29	14.40%		12,019	0.93%		1.52%		1.67%	62%
13.45	8.76%		14,352	0.90%		1.92%		1.63%	74%
12.84	9.78%		13,687	0.88%		2.24%		1.62%	64%
11.96	12.49%		16,451	0.89%		2.27%		1.63%	86%

12.50	(1.24)%		48,464	0.65%		1.69%		1.29%	32%
13.39	0.63%		52,775	0.71%		1.61%		1.45%	60%
14.33	14.65%		56,056	0.68%		1.78%		1.42%	62%
13.49	9.09%		52,277	0.65%		2.17%		1.38%	74%
12.87	10.04%		50,960	0.63%		2.52%		1.37%	64%
11.99	12.73%		45,113	0.64%		2.52%		1.38%	86%

12.44	(1.30)%		380	0.90%		1.44%		1.39%	32%
13.32	0.32%		421	0.99%		1.34%		1.58%	60%
14.27	14.42%		243	0.93%		1.50%		1.52%	62%
13.43	8.73%		292	0.90%		1.72%		1.48%	74%
12.83	9.80%		10	0.88%		2.25%		1.47%	64%
11.96	5.10%		9	0.86%		2.38%		1.49%	86%

12.43	(1.70)%		49	1.65%		0.65%		2.30%	32%

13.31	(1.80)%		55	1.86%		0.45%		2.60%	60%

See notes to financial statements.

Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

U.S. Large Cap Equity Fund
Investor Shares
Six Months Ended February 29, 2016 (unaudited)	$13.40	$0.02	$(0.97)	$(0.95)	$(0.04)	$(0.47)	$(0.50)
Year Ended August 31, 2015	14.80	0.03	0.11	0.14	(0.04)	(1.50)	(1.54)
Year Ended August 31, 2014	13.67	0.07	2.77	2.84	(0.08)	(1.63)	(1.71)
Year Ended August 31, 2013	11.80	0.11	1.89	2.00	(0.11)	(0.02)	(0.13)
Year Ended August 31, 2012	10.49	0.08	1.31	1.39	(0.08)	—	(0.08)
Year Ended August 31, 2011	9.47	0.03	1.05	1.08	(0.06)	—	(0.06)
Institutional Shares
Six Months Ended February 29, 2016 (unaudited)	13.46	0.04	(0.99)	(0.95)	(0.02)	(0.47)	(0.49)
Year Ended August 31, 2015	14.88	0.07	0.09	0.16	(0.08)	(1.50)	(1.58)
Year Ended August 31, 2014	13.73	0.11	2.78	2.89	(0.11)	(1.63)	(1.74)
Year Ended August 31, 2013	11.86	0.15	1.88	2.03	(0.14)	(0.02)	(0.16)
Year Ended August 31, 2012	10.54	0.12	1.31	1.43	(0.11)	—	(0.11)
Year Ended August 31, 2011	9.51	0.06	1.06	1.12	(0.09)	—	(0.09)
A Shares
Six Months Ended February 29, 2016 (unaudited)	13.38	0.02	(0.98)	(0.96)	(0.01)	(0.47)	(0.48)
Year Ended August 31, 2015	14.79	0.03	0.10	0.13	(0.04)	(1.50)	(1.54)
Year Ended August 31, 2014	13.67	0.08	2.76	2.84	(0.09)	(1.63)	(1.72)
Year Ended August 31, 2013	11.81	0.11	1.88	1.99	(0.11)	(0.02)	(0.13)
Year Ended August 31, 2012	10.50	0.08	1.31	1.39	(0.08)	—	(0.08)
May 2, 2011(g) through August 31, 2011	11.83	0.02	(1.34)	(1.32)	(0.01)	—	(0.01)
C Shares
Six Months Ended February 29, 2016 (unaudited)	13.33	(0.03)	(0.98)	(1.01)	—	(0.47)	(0.47)
December 31, 2014(g) through
August 31, 2015	13.82	—	(0.49)	(0.49)	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e)	During the year ended August 31, 2015, the Investor Class received monies related to a correction of an error. The corresponding impact to the total return, net expenses to average net assets ratio and net investment income to average net assets ratio was 0.08%, (0.10)% and 0.10%, respectively, for U.S. Large Cap Equity Fund.

(f)	The Fund received monies related to certain nonreoccurring litigation settlements during the period. The corresponding impact to the total return was 0.09% for the year ended August 31, 2015.

(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

Cavanal Hill Funds

				Ratios/Supplemental Data: (b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover (d)

$11.94	(7.34)%		$1,651	1.14%		0.27%		1.66%	44%
13.40	0.52%	(e)(f)	1,954	0.91%	(e)	0.36%	(e)	1.68%	61%
14.80	21.82%		2,306	0.92%		0.49%		1.56%	94%
13.67	17.09%		1,930	0.93%		0.87%		1.57%	98%
11.80	13.32%		1,602	0.92%		0.72%		1.56%	51%
10.49	11.39%		1,957	0.94%		0.33%		1.58%	72%

12.02	(7.38)%		15,823	0.86%		0.51%		1.41%	44%
13.46	0.65%	(f)	32,189	0.80%		0.48%		1.44%	61%
14.88	22.18%		35,209	0.67%		0.74%		1.31%	94%
13.73	17.30%		27,551	0.68%		1.12%		1.32%	98%
11.86	13.61%		27,842	0.67%		0.96%		1.31%	51%
10.54	11.73%		35,655	0.69%		0.59%		1.33%	72%

11.94	(7.50)%		225	1.11%		0.29%		1.51%	44%
13.38	0.42%	(f)	246	0.99%		0.29%		1.48%	61%
14.79	21.84%		581	0.92%		0.45%		1.41%	94%
13.67	17.02%		65	0.93%		0.77%		1.42%	98%
11.81	13.41%		10	0.92%		0.72%		1.41%	51%
10.50	(11.23)%		9	0.94%		0.56%		1.44%	72%

11.85	(7.91)%		9	1.86%		(0.45)%		2.41%	44%

13.33	(3.55)%	(f)	10	1.88%		(0.65)%		2.53%	61%

See notes to financial statements.

Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

Opportunistic Fund
Investor Shares
Six Months Ended February 29, 2016 (unaudited)	$13.66	$0.01		$(0.86)	$(0.85)	$—	$(0.34)	$(0.34)
Year Ended August 31, 2015	13.85	(0.02)		0.21	0.19	—	(0.38)	(0.38)
Year Ended August 31, 2014	12.85	(0.01)		1.71	1.70	—	(0.70)	(0.70)
Year Ended August 31, 2013	11.26	0.02		2.00	2.02	(0.02)	(0.41)	(0.43)
Year Ended August 31, 2012 (e)	10.00	(0.12	)(f)	1.47	1.35	—	(0.09)	(0.09)
Institutional Shares
Six Months Ended February 29, 2016 (unaudited)	13.78	0.03		(0.87)	(0.84)	(0.01)	(0.34)	(0.35)
Year Ended August 31, 2015	13.95	(0.01)		0.23	0.22	(0.01)	(0.38)	(0.39)
Year Ended August 31, 2014	12.91	0.02		1.74	1.76	(0.02)	(0.70)	(0.72)
Year Ended August 31, 2013	11.28	0.06		2.02	2.08	(0.04)	(0.41)	(0.45)
Year Ended August 31, 2012 (e)	10.00	(0.09	)(f)	1.46	1.37	—	(0.09)	(0.09)
A Shares
Six Months Ended February 29, 2016 (unaudited)	13.70	0.01		(0.86)	(0.85)	—	(0.34)	(0.34)
Year Ended August 31, 2015	13.89	(0.02)		0.21	0.19	—	(0.38)	(0.38)
Year Ended August 31, 2014	12.88	—		1.72	1.72	(0.01)	(0.70)	(0.71)
Year Ended August 31, 2013	11.26	0.02		2.03	2.05	(0.02)	(0.41)	(0.43)
Year Ended August 31, 2012 (e)	10.00	(0.12	)(f)	1.47	1.35	—	(0.09)	(0.09)
C Shares
Six Months Ended February 29, 2016 (unaudited)	13.60	(0.02)		(0.87)	(0.89)	—	(0.34)	(0.34)
December 31, 2014 (g) through August 31, 2015	13.60	(0.01)		0.01	—	—	—	—

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year, except for Portfolio Turnover.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e)	For the period September 1, 2011 (commencement of operations) through August 31, 2012.

(f)	Calculated using average shares.

(g)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

Cavanal Hill Funds

			Ratios/Supplemental Data: (b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover (d)

$12.47	(6.38)%	$1,060	1.46%	0.12%	1.67%	126%
13.66	1.35%	1,292	1.77%	(0.31)%	2.49%	249%
13.85	13.32%	1,409	1.87%	(0.15)%	2.48%	276%
12.85	18.41%	729	2.15%	0.13%	3.46%	317%
11.26	13.65%	363	2.90%	(1.10)%	5.36%	207%

12.59	(6.26)%	34,687	1.16%	0.43%	1.41%	126%
13.78	1.55%	23,034	1.52%	(0.03)%	2.31%	249%
13.95	13.76%	12,831	1.57%	0.16%	2.23%	276%
12.91	19.02%	5,730	1.65%	0.36%	3.16%	317%
11.28	13.86%	600	2.65%	(0.86)%	5.11%	207%

12.51	(6.35)%	4,524	1.41%	0.18%	1.51%	126%
13.70	1.34%	3,400	1.77%	(0.31)%	2.33%	249%
13.89	13.42%	4,851	1.82%	(0.10)%	2.33%	276%
12.88	18.66%	1,415	1.90%	0.18%	3.31%	317%
11.26	13.65%	319	2.90%	(1.10)%	5.21%	207%

12.37	(6.70)%	436	2.17%	(0.57)%	2.41%	126%

13.60	0.00%	186	2.52%	(0.85)%	3.42%	249%

See notes to financial statements.

Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions

World Energy Fund
Investor Shares
Six Months Ended February 29, 2016 (unaudited)	$8.58	$0.05	$(1.14)	$(1.09)	$(0.03)	$—	$(0.03)
Year Ended August 31, 2015	11.61	0.07	(2.98)	(2.91)	(0.06)	(0.06)	(0.12)
February 4, 2014 (e) through August 31, 2014	10.00	0.06	1.59	1.65	(0.04)	—	(0.04)
Institutional Shares
Six Months Ended February 29, 2016 (unaudited)	8.59	0.06	(1.14)	(1.08)	(0.04)	—	(0.04)
Year Ended August 31, 2015	11.62	0.10	(2.98)	(2.88)	(0.08)	(0.07)	(0.15)
February 4, 2014 (e) through
August 31, 2014	10.00	0.07	1.59	1.66	(0.04)	—	(0.04)
A Shares
Six Months Ended February 29, 2016 (unaudited)	8.59	0.05	(1.15)	(1.10)	(0.03)	—	(0.03)
Year Ended August 31, 2015	11.61	0.08	(2.98)	(2.90)	(0.06)	(0.06)	(0.12)
February 4, 2014 (e) through August 31, 2014	10.00	0.06	1.59	1.65	(0.04)	—	(0.04)
C Shares
Six Months Ended February 29, 2016 (unaudited)	8.53	0.02	(1.14)	(1.12)	(0.01)	—	(0.01)
Year Ended August 31, 2015	11.58	0.04	(3.00)	(2.96)	(0.03)	(0.06)	(0.09)
February 4, 2014 (e) through August 31, 2014	10.00	0.04	1.56	1.60	(0.02)	—	(0.02)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year, except for Portfolio Turnover.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

Cavanal Hill Funds

			Ratios/Supplemental Data: (b)
Net Asset Value, End of Period	Total Return (Excludes Sales Charge) (a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets (c)	Portfolio Turnover (d)

$7.46	(12.75)%	$5,192	1.26%	1.13%	1.52%	65%
8.58	(25.17)%	6,419	1.28%	0.85%	1.71%	167%

11.61	16.51%	5,234	1.06%	1.19%	1.51%	71%

7.47	(12.58)%	17,114	0.94%	1.41%	1.27%	65%
8.59	(24.96)%	28,873	1.00%	1.15%	1.46%	167%

11.62	16.66%	21,322	0.81%	1.41%	1.26%	71%

7.46	(12.83)%	9,361	1.20%	1.17%	1.37%	65%
8.59	(25.07)%	11,901	1.26%	0.88%	1.56%	167%

11.61	16.49%	9,134	1.06%	1.14%	1.36%	71%

7.40	(13.16)%	6,622	1.95%	0.46%	2.28%	65%
8.53	(25.68)%	7,217	2.04%	0.09%	2.46%	167%

11.58	16.01%	5,073	1.81%	0.36%	2.26%	71%

See notes to financial statements.

Cavanal Hill Funds

Additional Fund Information (Unaudited), Continued

February 29, 2016

U.S. Treasury Fund:
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	27.6%
Repurchase Agreements	66.1%
Investment Companies	6.3%
Total	100.0%

Balanced Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	49.0%
Asset Backed Securities	1.6%
Mortgage Backed Securities	17.2%
Corporate Bonds	2.0%
Taxable Municipal Bonds	1.0%
U.S. Government Agency Securities	3.0%
U.S. Treasury Obligations	17.4%
Investment Companies	4.5%
Investment in Affiliates	4.1%
Other assets in excess of liabilities	0.2%
Total	100.0%

Tax-Free Money Market Fund:
Percentage of
Security Allocation	Net Assets
Municipal Bonds	89.3%
Municipal Commercial Paper	6.0%
Investment Companies	4.7%
Total	100.0%

Intermediate Tax-Free Bond Fund:
Percentage of
Security Allocation	Net Assets
Municipal Bonds	91.8%
Investment in Affiliates	7.5%
Other assets in excess of liabilities	0.7%
Total	100.0%

Short-Term Income Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	6.0%
Mortgage Backed Securities	41.5%
Corporate Bonds	8.7%
U.S. Government Agency Securities	3.2%
U.S. Treasury Obligations	38.5%
Investment in Affiliates	9.3%
Liabilities in excess of other assets	(7.2)%
Total	100.0%

Intermediate Bond Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	4.5%
Mortgage Backed Securities	39.9%
Corporate Bonds	6.2%
Taxable Municipal Bonds	1.0%
U.S. Government Agency Securities	7.1%
U.S. Treasury Obligations	37.8%
Investment in Affiliates	3.1%
Other assets in excess of liabilities	0.4%
Total	100.0%

Bond Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	2.3%
Mortgage Backed Securities	40.9%
Corporate Bonds	3.0%
Taxable Municipal Bonds	0.1%
U.S. Government Agency Securities	6.4%
U.S. Treasury Obligations	43.0%
Investment in Affiliates	3.9%
Other assets in excess of liabilities	0.4%
Total	100.0%

Cash Management Fund:
Percentage of
Security Allocation	Net Assets
Commercial Paper	17.9%
U.S. Government Agency Securities	27.1%
U.S. Treasury Obligations	9.6%
Repurchase Agreements	30.8%
Investment Companies	8.5%
Time Deposit	6.1%
Total	100.0%

U.S. Large Cap Equity Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	99.9%
Investment in Affiliates	1.5%
Liabilities in excess of other assets	(1.4)%
Total	100.0%

Opportunistic Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	85.6%
Mortgage Backed Securities	2.9%
Corporate Bonds	4.6%
Convertible Bond	1.0%
Convertible Preferred Stocks	1.8%
Exchange Traded Notes	2.9%
Investment in Affiliates	3.3%
Liabilities in excess of other assets	(2.1)%
Total	100.0%

World Energy Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	80.0%
Corporate Bonds	17.3%
Investment in Affiliates	1.4%
Other assets in excess of liabilities	1.3%
Total	100.0%

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited), Continued

February 29, 2016

As a shareholder of the Cavanal Hill Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cavanal Hill Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2015 through February 29, 2016.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/15	2/29/16	9/1/15 - 2/29/16	9/1/15 - 2/29/16
U.S. Treasury Fund1
Administrative Shares	$1,000.00	$1,000.00	$0.70	0.14%
Service Shares	1,000.00	1,000.00	0.70	0.14%
Institutional Shares	1,000.00	1,000.00	0.70	0.14%
Cash Management Fund1
Administrative Shares	1,000.00	1,000.00	0.99	0.20%
Institutional Shares	1,000.00	1,000.10	0.90	0.18%
Premier Shares	1,000.00	1,000.20	0.85	0.17%
Tax-Free Money Market Fund1
Administrative Shares	1,000.00	1,000.00	0.10	0.02%
Institutional Shares	1,000.00	1,000.00	0.10	0.02%
Select Shares	1,000.00	1,000.00	0.10	0.02%
Premier Shares	1,000.00	1,000.00	0.10	0.02%
Intermediate Tax-Free Bond Fund1
Investor Shares	1,000.00	1,018.70	3.97	0.79%
Institutional Shares	1,000.00	1,020.00	2.66	0.53%
A Shares	1,000.00	1,018.60	4.02	0.80%
Short-Term Income Fund1
Investor Shares	1,000.00	1,003.90	3.39	0.68%
Institutional Shares	1,000.00	1,006.30	2.00	0.40%
A Shares	1,000.00	1,005.00	3.24	0.65%
Intermediate Bond Fund1
Investor Shares	1,000.00	1,008.60	4.05	0.81%
Institutional Shares	1,000.00	1,008.10	2.55	0.51%
A Shares	1,000.00	1,007.80	3.79	0.76%
Bond Fund1
Investor Shares	1,000.00	1,023.00	3.42	0.68%
Institutional Shares	1,000.00	1,021.10	2.06	0.41%
A Shares	1,000.00	1,019.90	3.31	0.66%
Balanced Fund1
Investor Shares	1,000.00	989.90	4.55	0.92%
Institutional Shares	1,000.00	987.60	3.21	0.65%
A Shares	1,000.00	987.00	4.45	0.90%
C Shares	1,000.00	983.00	8.14	1.65%
U.S. Large Cap Equity Fund1
Investor Shares	1,000.00	926.60	5.46	1.14%
Institutional Shares	1,000.00	926.20	4.12	0.86%
A Shares	1,000.00	925.00	5.31	1.11%
C Shares	1,000.00	920.90	8.88	1.86%
Opportunistic Fund1
Investor Shares	1,000.00	936.20	7.03	1.46%
Institutional Shares	1,000.00	937.40	5.59	1.16%
A Shares	1,000.00	936.50	6.79	1.41%
C Shares	1,000.00	933.00	10.43	2.17%
World Energy Fund1
Investor Shares	1,000.00	872.50	5.87	1.26%
Institutional Shares	1,000.00	874.20	4.38	0.94%
A Shares	1,000.00	871.70	5.58	1.20%
C Shares	1,000.00	868.40	9.06	1.95%

1	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

*	Annualized.

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited), Concluded

February 29, 2016

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the Cavanal Hill Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/15	2/29/16	9/1/15 - 2/29/16	9/1/15 - 2/29/16
U.S. Treasury Fund1
Administrative Shares	$1,000.00	$1,024.17	$0.70	0.14%
Service Shares	1,000.00	1,024.17	0.70	0.14%
Institutional Shares	1,000.00	1,024.17	0.70	0.14%
Cash Management Fund1
Administrative Shares	1,000.00	1,023.87	1.01	0.20%
Institutional Shares	1,000.00	1,023.97	0.91	0.18%
Premier Shares	1,000.00	1,024.02	0.86	0.17%
Tax-Free Money Market Fund1
Administrative Shares	1,000.00	1,024.76	0.10	0.02%
Institutional Shares	1,000.00	1,024.76	0.10	0.02%
Select Shares	1,000.00	1,024.76	0.10	0.02%
Premier Shares	1,000.00	1,024.76	0.10	0.02%
Intermediate Tax-Free Bond Fund1
Investor Shares	1,000.00	1,020.93	3.97	0.79%
Institutional Shares	1,000.00	1,022.23	2.66	0.53%
A Shares	1,000.00	1,020.89	4.02	0.80%
Short-Term Income Fund1
Investor Shares	1,000.00	1,021.48	3.42	0.68%
Institutional Shares	1,000.00	1,022.87	2.01	0.40%
A Shares	1,000.00	1,021.63	3.27	0.65%
Intermediate Bond Fund1
Investor Shares	1,000.00	1,020.84	4.07	0.81%
Institutional Shares	1,000.00	1,022.33	2.56	0.51%
A Shares	1,000.00	1,021.08	3.82	0.76%
Bond Fund1
Investor Shares	1,000.00	1,021.48	3.42	0.68%
Institutional Shares	1,000.00	1,022.82	2.06	0.41%
A Shares	1,000.00	1,021.58	3.32	0.66%
Balanced Fund1
Investor Shares	1,000.00	1,020.29	4.62	0.92%
Institutional Shares	1,000.00	1,021.63	3.27	0.65%
A Shares	1,000.00	1,020.39	4.52	0.90%
C Shares	1,000.00	1,016.66	8.27	1.65%
U.S. Large Cap Equity Fund1
Investor Shares	1,000.00	1,019.19	5.72	1.14%
Institutional Shares	1,000.00	1,020.59	4.32	0.86%
A Shares	1,000.00	1,019.34	5.57	1.11%
C Shares	1,000.00	1,015.61	9.32	1.86%
Opportunistic Fund1
Investor Shares	1,000.00	1,017.60	7.32	1.46%
Institutional Shares	1,000.00	1,019.10	5.82	1.16%
A Shares	1,000.00	1,017.85	7.07	1.41%
C Shares	1,000.00	1,014.07	10.87	2.17%
World Energy Fund1
Investor Shares	1,000.00	1,018.60	6.32	1.26%
Institutional Shares	1,000.00	1,020.19	4.72	0.94%
A Shares	1,000.00	1,018.90	6.02	1.20%
C Shares	1,000.00	1,015.17	9.77	1.95%

1	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

*	Annualized.

C A V A N A L  H I L L  F U N D S

SemiAnn-02/16

Item 2.  Code of Ethics.

Not applicable – only for annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Not applicable.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable – Only effective for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date   May 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date   May 2, 2016

By (Signature and Title)*	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date   May 2, 2016